President's Message
--------------------------------------------------------------------------------

                                                          [John J. Palmer Photo]
Dear Investor:

First, I want to thank you for being an investor in the Ohio National Fund. All of us here appreciate your support. We are pleased to provide you with an update of Ohio National Fund's performance and investment activity for the year ended December 31, 1998.

Looking Back

For some time now we have enjoyed an economic climate of reasonable growth, low unemployment, modest interest rates, subdued inflation and stable corporate earnings. Over the past year, however, while the overall direction has continued to be favorable, the journey has not been an especially smooth one for many investors. As a recent industry headline indicated, 1998's market "had it all." Stock prices surged, swooned, and soared once more. As you would expect, Ohio National's subaccounts followed similar patterns. A number of our funds did well, including our S&P 500 Index portfolio, which had the best results of all insurance company S&P Index funds, according to Lipper Analytical.

For some of our funds, results were not as we hoped. For those funds, we have made adjustments in investment strategies which are already proving to get the funds back on track. And to help our clients continue to pursue investment diversification, plans are underway to provide more investment options in many of our existing variable products.

Starting January 1999, we were also pleased to introduce Federated Global Research Corp., as manager (on an interim basis, pending shareholder approval) of the International and Global Contrarian portfolios of the Ohio National Fund. Federated Investment Counseling (FIC) already manages the Blue Chip, Equity Income and High Income Bond portfolios of Ohio National Fund. Both are part of Pittsburgh-based Federated Investors, an investment manager founded in 1955 which now has more than $110 billion in managed assets.

The Importance of Diversification

After a year like 1998, it's important to continue to value the importance of diversification. As a company, we certainly do not recommend investing solely in the "style of the moment" or basing investment decisions strictly on market timing. We remain dedicated to staying in step with -- and in some cases, even ahead of -- other insurance companies and financial service providers when it comes to improving our investment selections. We've always kept a strong focus on providing our clients with diversified and innovative portfolio choices, and we will continue this strategy in 1999.

Our focus on investment style choices and strong professional investment managers means that we're working hard to provide even better products and services for you.

The Market in General

The past year was one of unusual volatility for the stock market. The first quarter saw double digit gains in major indices; the second quarter saw the start of a meltdown in the mid- and small-cap sectors, but large caps managed to push the S&P 500 Index to record levels. In the third quarter, the market crumbled, with the month of August seeing declines of 14.5% or more in all domestic indices, as well as a decline in both developed and emerging overseas markets. September saw a general upturn in the markets, led by small-cap stocks, only to see early October bring another wave of sell-offs to drive the indices back down. The situation was reversed following three reductions in the Fed Funds rate, easing a potential credit crunch and calming deflation fears. Since then, the market has generally trended up, but the ground lost by small- and mid-cap stocks in the second and third quarters has not been regained.

As noted, this market had it all -- and then some. At Ohio National, you have our commitment to focus on long-term perspectives and make carefully reasoned judgments about our investment decisions.

In Closing

Information on your investments is contained in the following pages. Please note in reviewing performance results that rates of return under variable contracts differ from those of the underlying portfolios because of applicable charges for mortality and expenses. Please contact your registered representative for additional information on the financial protection and tax-deferred accumulation options afforded by your variable annuity or variable universal life insurance contract. As your needs change over time, he or she stands ready to serve you.

Thank you again for the confidence you have placed in Ohio National Fund as you pursue your wealth-building endeavors. You can be assured that we will make every effort to continue to merit that confidence.

Best regards,

/s/ JOHN J. PALMER
John J. Palmer

Directors and Officers of Ohio National Fund, Inc.
--------------------------------------------------------------------------------
John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Ross Love, Director
George M. Vredeveld, Director
Thomas A. Barefield, Vice President
Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Theresa M. Brunsman, Assistant Secretary
William J. Hilbert, Jr., Compliance Director and Assistant Treasurer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus. containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC) One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 2/99

EQUITY PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     5.72%
Three-year                                  13.92%
Five-year                                   13.52%
Ten-year                                    12.66%
Since inception (1/14/71)                   10.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Equity Portfolio return was 5.72% for 1998. Although the large capitalization stock portion of the portfolio provided returns consistent with the major indices, the portfolio's exposure to small and mid-capitalization stocks pulled the overall return down considerably. We were invested in these areas because the valuations relative to the large capitalization stocks were very attractive. Unfortunately, these areas corrected far more than the large capitalization stocks and the major indices during the stock market downturn. Even though the portfolio's returns were consistent with the major indices from the October 8th market bottom through the end of the year, the performance during the mid year market correction caused the portfolio to lag for the 1998 year.

We expect the stock market to continue in a volatile manner. We expect the U.S. economy and economic activity around the world to slow somewhat during 1999. We feel that growth will be rewarded and thus we will attempt to increase the growth aspects of the portfolio.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Cisco Systems Inc                        4.2
 2.  General Electric Corp                    2.7
 3.  Texas Instruments Inc.                   2.3
 4.  Sun Microsystems                         2.3
 5.  Intel Corp                               2.1
 6.  American International Group             2.0
 7.  Microsoft Corp                           1.8
 8.  Xerox Corp                               1.5
 9.  Symbol Technologies Inc                  1.4
10.  Manpower Inc                             1.4

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer and Related                       20.6
Medical and Related                         6.3
Oil, Energy, and Natural Gas                6.4
Electrical Equipment                        5.9
Banking                                     5.6
Insurance Services                          4.3

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             AEROSPACE (3.0%)
    94,000   Allied Signal Inc.................  $  4,165,375
    64,000   Raytheon Co.......................     3,408,000
    31,350   Rockwell International Corp.......     1,522,434
                                                 ------------
                                                    9,095,809
                                                 ------------
             AUTOMOTIVE & RELATED (2.8%)
    22,500   Arvin Industries Inc..............       937,969
    19,328  *Daimlerchrysler...................     1,856,696
    29,400   Eaton Corp........................     2,078,212
    39,184   Ford Motor Co.....................     2,299,611
         1   Meritor Automotive................            21
    20,000   Magna International Inc...........     1,240,000
                                                 ------------
                                                    8,412,509
                                                 ------------
             BANKING (6.4%)
    19,574   Bankamerica Corp..................     1,176,887
   142,066   Charter One Financial Inc.........     3,942,331
    23,880   First Star Bancorp................       495,510
    35,320   Firstar Corp......................     3,293,590
    47,921   First Union Corp..................     2,914,196
    40,000   Flagstar Bancorp..................     1,045,000
    45,000   Mallon Bank Corp..................     3,093,750
                                                 ------------
                                                   15,961,264
                                                 ------------
             BUSINESS SERVICES (4.1%)
   132,500  *Alternative Resources Inc.........     1,407,813
   110,000   First Data Corp...................     3,485,625
    61,000  *Lo Jack...........................       724,375
   170,000   Manpower Inc......................     4,281,875
   101,000   Reynolds & Reynolds CL A..........     2,316,687
                                                 ------------
                                                   12,216,375
                                                 ------------
             CHEMICALS (4.3%)
    98,000   Engelhard Corp....................     1,872,000
    50,000   Hercules Inc......................     1,368,750
    38,750   Hanson Trust PLC..................     1,511,250
    35,300   Mineral Technologies Inc..........     1,445,094
    85,000   Monsanto Co.......................     4,037,500
    66,000   OM Group, Inc.....................     2,409,000
                                                 ------------
                                                   12,643,594
                                                 ------------
             COMMUNICATIONS (1.1%)
    17,000  *Infinity Broadcasting Corp........       465,375
    20,625  *Mastec Inc........................       433,125
    40,000   Motorola Inc......................     2,442,500
                                                 ------------
                                                    3,341,000
                                                 ------------
             COMPUTER & RELATED (20.6%)
    56,500  *3Comm Corp........................     2,531,906
   135,000  *Cisca Systems, Inc................    12,529,688
    63,000   Computer Associates...............     2,685,375
    28,000  *Computer Sciences Corp............     1,804,250
    60,000   Hewlett-Packard Co................     4,098,750
    53,000   Intel Corp........................     6,283,813
    52,000  *Mapics Inc........................       858,000
    40,000  *Microsoft Corp....................     5,547,500

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             COMPUTER & RELATED, CONTINUED
    47,058  *Seagate Technology................  $  1,423,504
    45,742  *Solectron Corp....................     4,251,147
    80,000  *Sun Microsystems, Inc.............     6,850,000
    67,500   Symbol Technologies...............     4,315,781
    80,000   Texas Instruments Inc.............     6,845,000
    40,400  *Zebra Tech Corp., CL A............     1,161,500
                                                 ------------
                                                   61,186,214
                                                 ------------
             CONTAINERS (1.3%)
   125,000   *Owens-Illinois Inc...............     3,828,125
                                                 ------------
             DRUGS (2.5%)
    86,000  *Applied Analytical Industries.....     1,494,250
    64,000   Abbott Laboratories...............     3,136,000
    85,000   Mylan Laboratories................     2,677,500
                                                 ------------
                                                    7,307,750
                                                 ------------
             ELECTRICAL EQUIPMENT (5.9%)
    60,000  *Analog Devices Inc................     1,882,500
   100,000  *Anixter Intl. Inc.................     2,031,250
    31,500   Federal Signal Corp...............       862,313
    80,000   General Electric Co...............     8,165,000
    40,000   Xerox Corp........................     4,720,000
                                                 ------------
                                                   17,661,063
                                                 ------------
             ENTERTAINMENT & LEISURE (1.7%)
    75,000   Cedar Fair........................     1,950,000
                                                 ------------
             FINANCIAL SERVICES (1.4%)
   100,538   Associates 1st Capital Corp.......     4,260,298
                                                 ------------
             FOOD & RELATED (1.5%)
    80,000   Food Lion Inc. CL A...............       850,000
   128,700   Food Lion Inc.....................     1,295,044
    25,500   H.J. Heinz Co.....................     1,443,938
    45,000   Panamerican Beverages Inc.........       981,562
                                                 ------------
                                                    4,570,544
                                                 ------------
             FORESTRY & PAPER PRODUCTS (0.7%)
    66,000   Boise Cascade Corp................     2,046,000
                                                 ------------
             HOTEL/LODGING (0.5%)
    50,000  *Guest Supply Inc..................       596,875
    60,000  *Mirage Resorts Inc................       896,250
                                                 ------------
                                                    1,493,125
                                                 ------------
             HOUSING, FURNITURE & RELATED (2.7%)
   297,500   Clayton Homes Inc.................     4,109,219
    64,000   Newell Co.........................     2,640,000
   100,000   Shelby Williams...................     1,200,000
                                                 ------------
                                                    7,949,219
                                                 ------------
             INDUSTRIAL SERVICES (0.4%)
    20,500  *Medar Inc.........................        23,063
    50,000   Regal Beloit......................     1,150,000
                                                 ------------
                                                    1,123,063
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             INSURANCE SERVICES (4.3%)
    63,280   American International Group......  $  6,114,430
    40,000   Equitable Cos. Inc................     2,315,000
    81,000   MGIC Investment Corp..............     3,224,813
    89,000   State Auto Financial Corp.........     1,101,375
                                                 ------------
                                                   12,755,618
                                                 ------------
             MACHINERY (1.6%)
    60,000   Hardinge Inc......................     1,106,250
    43,000   Modine Manufacturing Inc..........     1,558,750
    64,000   Pall Corp.........................     1,620,000
    54,000   Steward & Stevenson...............       526,500
                                                 ------------
                                                    4,811,500
                                                 ------------
             MEDIA & PUBLISHING (1.0%)
    95,000   CBS Corp..........................     3,111,250
                                                 ------------
             MEDICAL & RELATED (6.3%)
    70,000   Allegiance Corp...................     3,263,750
    37,500   Baxter International..............     2,411,719
   114,200  *Capital Senior Living Corp........     1,591,663
    69,200  *Foundation Health Sys. Inc........       826,075
    46,900  *HCR Manor Care....................     1,377,687
   140,000  *Healthsouth Corp..................     2,161,250
    30,000  *Humana Inc........................       534,375
    77,000  *Kendle International Inc..........     1,799,875
    23,800  *National Healthcare Corp..........       368,900
    97,813  *Quorum Health Group Inc...........     1,265,449
    31,200  *Sola Industries...................       538,200
    58,000   United Healthcare Corp............     2,497,625
                                                 ------------
                                                   18,636,568
                                                 ------------
             METALS & MINING (1.5%)
    47,000   Amcast Industrial Corp............       898,875
    89,000   Worthington Industries............     1,112,500
    92,000  *Wyman-Gordon Co...................       943,000
    73,500  *Wolverine Tube Inc................     1,543,500
                                                 ------------
                                                    4,497,875
                                                 ------------
             OIL, ENERGY & NATURAL GAS (8.4%)
    27,000   Chevron Corp......................     2,239,313
   155,000  *Louis Dreyfus Natural Gas.........     2,208,750
   100,000  *Matrix Services Co................       475,000
   104,000  *Offshore Logistics Inc............     1,235,000
    35,000   Pacific Gulf Properties...........       702,188
    77,170   Schlumberger Ltd..................     3,559,466
   170,000  *Tesoro Petroleum..................     2,061,250
    95,000   Transocean Petroleum Corp.........     2,547,187
    28,000   UGI Corp..........................       665,000
   102,000   Williams Cos. Inc.................     3,181,125
                                                 ------------
                                                   18,874,279
                                                 ------------
             REAL ESTATE & LEASING (2.7%)
    28,000   Camden Property Trust REIT........       728,000
    60,000   Corporate Office Properties.......       427,500
    76,000   Commercial Net Lease Realty.......     1,007,000
    37,500   First Industrial Realty Trust.....     1,005,499
    55,000   Healthcare Realty Trust...........     1,227,188

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             REAL ESTATE & LEASING, CONTINUED
    44,000   JDN Realty Corp...................  $    948,750
    67,250   Liberty Property Trust............     1,656,031
    29,500   National Health Investors Inc.....       728,281
    18,500   Regency Realty Corp...............       411,625
                                                 ------------
                                                    8,139,844
                                                 ------------
             RESTAURANTS (1.0%)
    84,000  *Buffets Inc.......................     1,002,750
    90,250   Consolidated Products Inc.........     1,861,406
                                                 ------------
                                                    2,864,156
                                                 ------------
             TEXTILES & RELATED (1.3%)
    45,500   Oxford Industries Inc.............     1,285,375
    98,000   Warnaco Group CL A................     2,474,500
                                                 ------------
                                                    3,759,875
                                                 ------------
             TRANSPORTATION & EQUIPMENT (4.3%)
    44,000  *Atlas Air Inc.....................     2,153,250
    73,000  *Avondale Industries Inc...........     2,117,000
   100,000   Burlington Northern Santa Fe......     3,375,000
    45,000   CNF Transportation Inc............     1,690,312
    56,800   Trinity Industries................     2,186,800
    70,000  *Wisconsin Central Transportation..     1,203,125
                                                 ------------
                                                   12,725,487
                                                 ------------
             UTILITIES (0.6%)
    27,500   FPL Group Inc.....................     1,694,686
                                                 ------------
             TOTAL COMMON STOCK (89.9%)
              (COST $152,224,511)..............  $266,967,090
                                                 ------------

                                                    MARKET
  SHARES     PREFERRED STOCK                        VALUE
-------------------------------------------------------------
             BANKING (0.3%)
    30,000   National Australia Bank LTD
              Conv.............................  $    836,250
                                                 ------------
             COMPUTER & RELATED (0.1%)
    24,000   General Datacommunications 9% C...       252,000
                                                 ------------
             METALS & MINING (0.2%)
    50,000   Freeport McMoran Copper & Gold,
              Series B.........................       743,750
                                                 ------------
             OIL, ENGERGY & NATURAL GAS (0.1%)
    15,000   Howell Corp. $3.50 Series A
              Conv.............................       225,000
                                                 ------------
             REAL ESTATE (0.2%)
    20,000   Camden Property Tr. 9% Series A...       473,750
                                                 ------------
             TOTAL PREFERRED STOCK (0.9%)
              (COST $4,446,337)................  $  2,530,750
                                                 ------------

   FACE                                             MARKET
  AMOUNT           CONVERTIBLE DEBENTURES           VALUE
-------------------------------------------------------------
             INDUSTRIAL SERVICES (0.2%)
$  475,000   Medar Inc. 12.95% due 06/30/05....  $    475,000
                                                 ------------
             METAL FABRICATING (0.3%)
   900,000   INCO, Ltd. 7.75% due 03/15/16.....       810,000
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT           CONVERTIBLE DEBENTURES           VALUE
-------------------------------------------------------------
             OIL, ENGERGY & NATURAL GAS (0.2%)
$  800,000   Offshore Logistics 6.00% due
              12/15/06.........................  $    692,000
                                                 ------------
             TOTAL CONVERTIBLE (0.7%)
              (COST $2,165,025)................  $  1,977,000
                                                 ------------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                       VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (3.7%)
$5,132,000   General Motors 5.660% 01/05/99....  $  5,128,773
 6,000,000   Ford Motors 5.670% 01/06/99.......     5,995,275
                                                 ------------
                                                   11,124,048
                                                 ------------
             ELECTRICAL EQUIPMENT (1.4%)
 4,173,000   G.E. Capital 5.600% 01/07/99......     4,169,105
                                                 ------------
             FINANCIAL SERVICES (3.1%)
 2,000,000   American Express 5.250%
              01/11/98.........................     1,997,083
 2,352,000   American General 4.750%
              01/12/99.........................     2,348,586
 4,873,000   Household Finance 5.790%
              01/04/99.........................     4,870,649
                                                 ------------
                                                    9,216,318
                                                 ------------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                       VALUE
-------------------------------------------------------------
             RETAIL (1.5%)
$4,340,000   Sears Roebuck 6.000% 01/08/99.....  $  4,334,937
                                                 ------------
             TOTAL SHORT-TERM NOTES (9.7%)
              (COST $28,844,408)...............  $ 28,844,408
                                                 ------------
             TOTAL HOLDINGS (101.2%)
              (COST $187,680,281)(a)...........  $300,319,248
                                                 ------------
             CASH & RECEIVABLE, NET OF
              LIABILITIES (-1.2%)..............    (3,416,317)
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $296,902,931
                                                 ============

---------------

 *  Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $187,680,281)...........  $300,319,248
  Cash in bank.............................         4,380
  Receivable for securities sold...........       737,857
  Receivable for fund shares sold..........         8,797
  Dividends and accrued interest
    receivable.............................       413,521
  Other....................................        18,285
                                             ------------
    Total assets...........................   301,502,088
                                             ------------
Liabilities:
  Payable for securities purchased.........     3,715,836
  Payable for shares redeemed..............       684,548
  Payable for investment management
    services (note 3)......................       128,870
  Other accrued expenses...................        69,903
                                             ------------
    Total liabilities......................     4,599,157
                                             ------------
Net assets at market value.................  $296,902,931
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  8,175,981
  Paid-in capital in excess of par value...   176,087,660
  Net unrealized appreciation on
    investments (note 1)...................   112,638,967
  Undistributed net investment income......           323
                                             ------------
Net assets at market value.................  $296,902,931
                                             ============
Shares Outstanding (note 4)................     8,175,981
Net asset value per share..................  $      36.31
                                             ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $ 1,673,184
  Dividends.................................    3,893,653
                                              -----------
    Total investment income.................    5,566,837
                                              -----------
Expenses:
  Management fees (note 3)..................    1,550,392
  Custodian fees (note 3)...................       58,400
  Directors' fees (note 3)..................       10,170
  Professional fees.........................       42,157
  Accounting and transfer agent fee.........      171,039
  Other.....................................       58,199
                                              -----------
    Total expenses..........................    1,890,357
                                              -----------
    Net investment income...................  $ 3,676,480
                                              -----------
Realized and unrealized gain on investments:
  Net realized gain from investments........  $ 5,493,034
  Net increase in unrealized appreciation on
    investments.............................    6,996,269
                                              -----------
    Net gain on investments.................   12,489,303
                                              -----------
    Net increase in net assets from
      operations............................  $16,165,783
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $ 3,676,480    $  3,800,104
  Realized gain on investments..............................    5,493,034      13,144,695
  Unrealized gain on investments............................    6,996,269      26,148,841
                                                              ------------   ------------
      Net increase in net assets from operations............   16,165,783      43,093,640
                                                              ------------   ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................   (3,678,591)     (4,788,921)
  Capital gains distributions...............................   (5,566,857)    (15,187,264)
                                                              ------------   ------------
      Total dividends and distributions.....................   (9,245,448)    (19,976,185)
                                                              ------------   ------------
From capital share transactions (note 4):
  Received from shares sold.................................   24,773,079      38,790,184
  Received from dividends reinvested........................    9,245,448      19,976,185
  Paid for shares redeemed..................................  (32,108,106)    (26,588,013)
                                                              ------------   ------------
      Increase in net assets derived from capital share
       transactions.........................................    1,910,421      32,178,366
                                                              ------------   ------------
         Increase in net assets.............................    8,830,756      55,295,821
                                                              ------------   ------------
Net Assets:
  Beginning of period.......................................  288,072,175     232,776,354
                                                              ------------   ------------
  End of period (a).........................................  $296,902,931   $288,072,175
                                                              ============   ============
(a) Includes undistributed net investment income of.........  $        323   $      2,434
                                                              ============   ============

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               1998         1997       1996       1995       1994
                                                              ------       ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................  $35.44       $32.30     $28.58     $23.20     $23.90
Income from investment operations:
  Net investment income.....................................    0.45         0.51       0.47       0.50       0.45
  Net realized and unrealized gain (loss) on investments....    1.56         5.24       4.58       5.65      (0.39)
                                                              ------       ------     ------     ------     ------
    Total income from investment operations.................    2.01         5.75       5.05       6.15       0.06
                                                              ------       ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................   (0.45)       (0.63)     (0.46)     (0.39)     (0.44)
  Distributions from net realized capital gains.............   (0.69)       (1.98)     (0.87)     (0.38)     (0.32)
                                                              ------       ------     ------     ------     ------
    Total distributions.....................................   (1.14)       (2.61)     (1.33)     (0.77)     (0.76)
                                                              ------       ------     ------     ------     ------
Net asset value, end of period..............................  $36.31       $35.44     $32.30     $28.58     $23.20
                                                              ======       ======     ======     ======     ======
Total return................................................    5.72%       18.17%     18.35%     27.20%      0.25%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.64%        0.67%      0.73%      0.73%      0.62%
  Ratio of net investment income to average net assets......    1.25%        1.43%      1.60%      1.90%      1.90%
Portfolio turnover rate.....................................      25%          19%        11%        14%         8%
Net assets at end of period (millions)......................  $296.9       $288.1     $232.8     $175.7     $123.3

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             AEROSPACE (3.3%)
$1,461,000   Allied Signal 5.750% 01/13/99......  $ 1,458,200
                                                  -----------
             AUTOMOTIVE & RELATED (19.1%)
 1,698,000   American Honda 5.550% 01/28/99.....    1,690,932
 1,678,000   Ford Motor Credit Corp. 5.300%
              01/08/99..........................    1,676,271
   229,000   General Motors 5.190% 01/11/99.....      228,670
 1,600,000   General Motors 5.350% 01/21/99.....    1,595,244
 1,611,000   Hertz Corp. 5.500% 01/07/99........    1,609,523
 1,700,000   TRW Inc. 5.220% 01/06/99...........    1,698,767
                                                  -----------
                                                    8,499,407
                                                  -----------
             CABLE TV (2.3%)
 1,000,000   Cox Communications 5.620
              01/11/99..........................      998,439
                                                  -----------
             ELECTRICAL EQUIPMENT (2.9%)
 1,284,000   Avent Inc. 5.300% 01/22/98.........    1,280,030
                                                  -----------
             FINANCE (16.0%)
 1,965,000   CIT Group 5.750% 01/21/99..........    1,958,723
 2,010,000   Heller Financial 5.500% 01/26/99...    2,002,323
 1,650,000   Household Finance 5.360%
              01/12/99..........................    1,647,298
 1,500,000   USAA Capital 5.350% 01/27/99.......    1,494,204
                                                  -----------
                                                    7,102,548
                                                  -----------
             FOOD & RELATED (3.8%)
 1,700,000   Winn-Dixie 5.100% 01/05/99.........    1,699,037
                                                  -----------
             INDUSTRIAL (4.2%)
   295,000   BAT Capital 5.800% 01/06/99........      294,762
 1,585,000   BAT Capital 5.600% 01/13/99........    1,582,041
                                                  -----------
                                                    1,876,803
                                                  -----------
             MACHINERY & EQUIPMENT (0.7%)
   312,000   John Deere Capital 6.000%
              01/05/99..........................      311,792
                                                  -----------
             INSURANCE (7.5%)
 1,743,000   Aetna Services 5.200% 01/04/99.....    1,742,245
 1,427,000   Prudential Funding 5.170%
              01/08/99..........................    1,425,565
   143,000   Prudential Funding 5.300%
              01/14/99..........................      142,726
                                                  -----------
                                                    3,310,536
                                                  -----------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (6.6%)
$1,081,000   Allergan Inc. 5.600% 01/06/99......  $ 1,080,159
 1,119,000   Amgen Inc. 5.200% 01/12/99.........    1,117,222
   755,000   Amgen Inc. 5.410% 01/19/99.........      752,958
                                                  -----------
                                                    2,950,339
                                                  -----------
             OIL, ENERGY & NATURAL GAS (10.1%)
 1,500,000   Dixie Pipeline 5.280% 01/29/99.....    1,493,840
 1,561,000   (El) De Nemours Dupont 5.200%
              01/20/99..........................    1,556,716
 1,428,000   Questar Corp. 5.380% 01/15/99......    1,425,012
                                                  -----------
                                                    4,475,588
                                                  -----------
             RETAIL (4.0%)
   770,000   Sears Roebuck 5.310% 01/11/99......      768,864
 1,030,000   Sears Roebuck 5.330% 01/14/99......    1,028,018
                                                  -----------
                                                    1,796,882
                                                  -----------
             TRANSPORTATION & EQUIPMENT (1.7%)
   740,000   CSX Corp. 6.120% 01/19/99..........      737,736
                                                  -----------
             UTILITIES (14.5%)
 1,500,000   Carolina Power & Light 5.370%
              01/25/99..........................    1,494,630
 2,001,000   Cincinnati Bell 5.200% 01/04/99....    2,000,133
 1,188,000   GTE Funding 5.000% 01/20/99........    1,184,865
 1,784,000   Michigan Consolidated Gas 5.500%
              01/15/99..........................    1,780,185
                                                  -----------
                                                    6,459,813
                                                  -----------
             TOTAL HOLDINGS (96.7%)
              (COST $42,957,130)(a).............  $42,957,130
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (3.3%)................    1,444,522
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $44,401,552
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $42,957,130).............  $42,957,130
  Cash in bank..............................    1,457,900
  Other.....................................        1,863
                                              -----------
    Total assets............................   44,416,893
                                              -----------
Liabilities:
  Payable for investment management services
    (note 3)................................        8,419
  Other accrued expenses....................        6,822
                                              -----------
    Total liabilities.......................       15,241
                                              -----------
Net assets at market value..................  $44,401,652
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 4,440,165
  Paid-in capital in excess of par..........   39,961,487
                                              -----------
Net assets at market value..................  $44,401,652
                                              ===========
Shares outstanding (note 4).................    4,440,165
Net asset value per share...................  $     10.00
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $ 1,757,475
                                              -----------
Expenses:
  Management fees (note 3)..................       94,306
  Custodian fees (note 3)...................        6,050
  Directors' fees (note 3)..................          908
  Professional fees.........................        3,935
  Accounting and transfer agent fee.........       16,587
  Other.....................................        6,273
                                              -----------
    Total expenses..........................      128,059
    Less fees waived (note 3)...............      (15,718)
                                              -----------
      Net expenses..........................      112,341
                                              -----------
  Net investment income.....................  $ 1,645,134
                                              -----------
    Net increase in net assets from
      operations............................  $ 1,645,134
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net increase in net assets from operations................  $ 1,645,134    $ 1,241,762
                                                              -----------    -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................   (1,645,134)    (1,241,762)
                                                              -----------    -----------
From capital share transactions (note 4):
  Received from shares sold.................................   61,020,166     40,064,944
  Received from dividends reinvested........................    1,645,134      1,241,762
  Paid for shares redeemed..................................  (47,405,261)   (37,676,423)
                                                              -----------    -----------
    Increase in net assets derived from capital share
     transactions...........................................   15,260,039      3,630,283
                                                              -----------    -----------
      Increase in net assets................................   15,260,039      3,630,283
Net Assets:
  Beginning of period.......................................   29,141,613     25,511,330
                                                              -----------    -----------
  End of period.............................................  $44,401,652    $29,141,613
                                                              ===========    ===========

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               1998         1997       1996       1995       1994
                                                              ------       ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................  $10.00       $10.00     $10.00     $10.00     $10.00
Income from investment operations:
  Net investment income.....................................    0.52         0.52       0.50       0.54       0.39
                                                              ------       ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................   (0.52)       (0.52)     (0.50)     (0.54)     (0.39)
                                                              ------       ------     ------     ------     ------
Net asset value, end of period..............................  $10.00       $10.00     $10.00     $10.00     $10.00
                                                              ======       ======     ======     ======     ======
    Total return............................................    5.39%        5.37%      5.17%      5.62%      4.00%
Ratios net of fees waived by advisor (a):
  Ratio of expenses to average net assets...................    0.36%        0.38%      0.44%      0.44%      0.39%
  Ratio of net investment income to average net assets......    5.26%        5.11%      4.98%      5.39%      3.69%
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................    0.41%        0.43%      0.49%      0.55%      0.59%
  Ratio of net investment income to average net assets......    5.21%        5.06%      4.93%      5.27%      3.51%
Net assets at end of period (millions)......................  $ 44.4       $ 29.1     $ 25.6     $ 15.7     $ 13.1

---------------

(a) On and after June 17, 1993, the advisor has waived part of the management fee to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolios daily net asset value.

    The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

BOND PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    5.22%
Three-year                                  6.04%
Five-year                                   6.40%
Ten-year                                    8.15%
Since inception (11/2/82)                   8.48%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The bond portfolio returned 5.22% in 1998 versus 8.44% for the Lehman Brothers Government/Corporate Intermediate Bond Index. With a lesser percentage of U.S. Treasury bonds in the portfolio versus the index, the performance of our fund suffered during a year in which corporate spreads of all types widened significantly. In particular, our fund has a large number of "Baa-rated" corporates which experienced poor performance because of liquidity and credit concerns which overtook the bond market in the last half of the year.

So far in 1999 through January, corporate bonds in the "Baa" category are performing better than U.S. Treasury bonds because credit spreads are tightening and we are more optimistic on the relative performance of the fund this year.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Anixter 8.00% 09/15/03                  3.8
 2.  Franchise Finance Corp of Amer.
     8.25% 10/30/03                          3.6
 3.  Dial Corp 6.5% 09/15/08                 3.5
 4.  U.S. Industries Inc. 144A
     7.125% 10/15/03                         3.5
 5.  Dole Foods Co 6.375% 10/01/05           3.3
 6.  Abitibi Consolidated Inc 7.40%
     04/01/18                                3.2
 7.  Colonial 8.05% 07/15/06                 3.1
 8.  Thermo Electron Conv. 4.25%
     01/01/03                                3.1
 9.  Texas Utilities 7.48% 01/01/17          2.8
10.  Watson Pharmeceuticals 7.125%
     05/15/08                                2.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Utilities                                   9.8
Oil, Energy, and Natural Gas                8.7
Electrical Equipment                        7.0
Forestry & Paper Products                   6.3
Financial Services                          5.4

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.8%)
$  500,000   U.S. Treasury Note 7.875%
              11/15/99..........................  $   513,594
                                                  -----------
             AIR COURIER (1.9%)
   500,000   Federal Express Inc. 7.020%
              01/15/16..........................      529,863
                                                  -----------
             AUTOMOTIVE & RELATED (2.2%)
   100,000   Arvin Industries 10.000%
              08/01/00..........................      105,773
   500,000   General Motors Automobile Corp.
              8.400% 10/15/99...................      511,241
                                                  -----------
                                                      617,014
                                                  -----------
             BUSINESS SERVICES (1.8%)
   500,000   Cendent Corp. 7.750% 12/01/03......      511,508
                                                  -----------
             BUILDING & CONSTRUCTION (1.8%)
   500,000   Owens Corning 7.500% 05/01/05......      514,717
                                                  -----------
             CHEMICALS (2.4%)
   700,000   Mississippi Chemical Corp. 7.250%
              11/15/17..........................      688,283
                                                  -----------
             COMMUNICATIONS (1.8%)
   200,000   Comcast Cable Communications 8.375%
              05/01/07..........................      231,841
   250,000   Tele-Communications, Inc. 8.250%
              01/15/03..........................      274,638
                                                  -----------
                                                      506,479
                                                  -----------
             COMPUTER & RELATED (1.7%)
   300,000   Apple Computer Inc. 6.500%
              02/15/04..........................      277,500
   200,000   Comdisco, Inc. 7.750% 09/01/99.....      201,988
                                                  -----------
                                                      479,488
                                                  -----------
             CONSUMER GOODS (5.3%)
 1,000,000   Dial Corp. 6.500% 09/15/08.........    1,004,166
   200,000   RJR Nabisco Inc. 8.750% 04/15/04...      203,505
   300,000   RJR Nabisco Inc. 8.625% 12/01/02...      305,648
                                                  -----------
                                                    1,513,319
                                                  -----------
             ELECTRICAL EQUIPMENT (7.0%)
 1,000,000   Anixter Intl. 8.000% 09/15/03......    1,079,316
   500,000   Pioneer 8.500% 08/01/06............      489,957
   400,000   Tektronix Inc. 7.500% 08/01/03.....      428,167
                                                  -----------
                                                    1,997,440
                                                  -----------
             ENTERTAINMENT & LEISURE (2.4%)
   700,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      682,451
                                                  -----------
             FINANCIAL SERVICES (5.4%)
 1,000,000   Franchise Finance Corp of America
              8.250% 10/30/03...................    1,017,076
   500,000   St. Paul Bancorp Inc. 7.125%
              02/15/04..........................      522,979
                                                  -----------
                                                    1,540,055
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FOOD & RELATED (5.0%)
$1,000,000   Dole Foods Co. 6.375% 10/01/05.....  $   988,106
   500,000   Gruma, SA de C.V. 7.625%
              10/15/07..........................      440,000
                                                  -----------
                                                    1,428,106
                                                  -----------
             FORESTRY & PAPER PRODUCTS (6.3%)
 1,000,000   Abitibi Consolidated Inc. 7.400%
              04/01/18..........................      941,898
   300,000   Boise Cascade Co. 9.850%
              06/15/02..........................      323,493
   250,000   Champion International 7.700%
              12/15/99..........................      254,274
   250,000   ITT Rayonier Inc. 7.500%
              10/15/02..........................      266,372
                                                  -----------
                                                    1,786,037
                                                  -----------
             FOREIGN (1.8%)
   200,000   British Columbia 7.000% 01/15/03...      212,216
   250,000   Province of Quebec 8.625%
              01/19/05..........................      287,853
                                                  -----------
                                                      500,069
                                                  -----------
             HOTEL/LODGING (2.3%)
   700,000   ITT Destinations 6.750% 11/15/05...      646,516
                                                  -----------
             HOUSING, FURNITURE & RELATED (0.6%)
   140,000   Armstrong World 9.750% 04/15/08....      175,958
                                                  -----------
             INDUSTRIAL SERVICES (4.8%)
   400,000   R&B Falcon Corp. Series B 6.750%
              04/15/05..........................      365,054
 1,000,000   US Industries Inc. 144A 7.125%
              10/15/03..........................    1,001,222
                                                  -----------
                                                    1,366,276
                                                  -----------
             INSURANCE (2.4%)
   250,000   Continental Corp. 7.250%
              03/01/03..........................      256,203
   400,000   Transamerica Finance Corp. 7.500%
              03/15/04..........................      422,088
                                                  -----------
                                                      678,291
                                                  -----------
             MACHINERY (3.1%)
 1,000,000   Thermo Electron 4.250% 01/01/03....      876,046
                                                  -----------
             MEDICAL & RELATED (4.6%)
   250,000   Bergen Brunswig 7.375% 01/15/03....      265,986
   300,000   Cardinal Health Inc. 6.500%
              02/15/04..........................      312,180
   700,000   Watson Pharmaceuticals 7.125%
              05/15/08..........................      726,650
                                                  -----------
                                                    1,304,816
                                                  -----------
             METALS AND MINING (1.8%)
   500,000   Cyprus Minerals 6.625% 10/15/05....      513,209
                                                  -----------
             OIL, ENERGY & NATURAL GAS (8.0%)
   200,000   Atlantic Richfield 8.550%
              03/01/12..........................      244,971
   100,000   DeKalb Energy 9.875% 07/15/00......      106,517
   400,000   Dresser Industries, Inc. 6.250%
              06/01/00..........................      405,038
   500,000   Husky Oil Ltd. 8.900% 08/15/28.....      478,125
   125,000   Marathon Oil 7.000% 06/01/02.......      129,522
   400,000   PDV America, Inc. 7.875%
              08/01/03..........................      404,145
   500,000   System Energy 7.800% 08/01/00......      511,755
                                                  -----------
                                                    2,280,073
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             REAL ESTATE & LEASING (5.2%)
$  300,000   Avalon Properties Inc. 7.375%
              09/15/02..........................  $   305,206
   900,000   Colonial Realty 8.050% 07/15/06....      916,664
   250,000   Sun Communities 7.625% 05/01/03....      251,959
                                                  -----------
                                                    1,473,829
                                                  -----------
             TRANSPORTATION (3.9%)
   250,000   American President Cos., Ltd.
              7.125% 11/15/03...................      203,896
   350,000   Illinois Central Gulf Railroad
              6.750% 05/15/03...................      366,405
   490,233   Northwest Airlines 8.070%
              01/02/15..........................      525,091
                                                  -----------
                                                    1,095,392
                                                  -----------
             RESTAURANTS (1.8%)
   500,000   Wendy's Inc. 6.350% 12/15/05.......      514,192
                                                  -----------
             UTILITIES (8.7%)
   200,000   Cleveland Electric Illum. 7.625%
              08/01/02..........................      208,677
   500,000   Great Lakes Power Inc. 8.900%
              12/01/99..........................      514,498
   250,000   Kansas Gas & Electric 8.290%
              03/29/16..........................      270,805
   200,000   Old Dominion Electric Co-op 8.760%
              12/01/22..........................      244,667
   200,000   Sprint Corp. 8.125% 07/15/02.......      218,083
   700,000   Texas Utilities Electric Co. 7.480%
              01/01/17..........................      785,694
   200,000   Toledo Edison Co. 7.875% 08/01/04        215,347
                                                  -----------
                                                    2,457,771
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (95.8%) (COST $26,589,684)........  $27,190,792
                                                  -----------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             UTILITIES (1.1%)
    12,000   GTE Delaware, 8.750%, Series B       $   312,750
                                                  -----------
             TOTAL PREFERRED STOCKS (1.1%) (COST
              $300,000).........................  $   312,750
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCE (1.6%)
$  447,000   American General Corp. 4.700%
              01/04/99..........................  $   446,825
                                                  -----------
             TOTAL SHORT-TERM NOTES (1.6%)
              (COST $446,825)...................  $   446,825
                                                  -----------
             TOTAL HOLDINGS (98.5%)
              (COST $27,336,509)(a).............  $27,950,367
                                                  -----------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (1.5%).........      430,819
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $28,381,186
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $27,336,509).............  $27,950,367
  Cash in bank..............................          566
  Receivable for fund shares sold...........        1,041
  Dividends and accrued interest
    receivable..............................      543,206
  Other.....................................        1,459
                                              -----------
    Total assets............................   28,496,639
                                              -----------
Liabilities:
  Payable for shares redeemed...............       93,626
  Payable for investment management services
    (note 3)................................       14,701
  Other accrued expenses....................        7,126
                                              -----------
    Total liabilities.......................      115,453
                                              -----------
Net assets at market value..................  $28,381,186
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,688,614
  Paid-in capital in excess of par value....   25,350,555
  Accumulated net realized loss on
    investments (note 1)....................     (274,501)
  Net unrealized appreciation on investments
    (note 1)................................      613,858
  Undistributed net investment income.......        2,660
                                              -----------
Net assets at market value..................  $28,381,186
                                              ===========
Shares outstanding (note 4).................    2,688,614
Net asset value per share...................  $     10.56
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...................................  $1,762,368
  Dividends..................................      26,250
                                               ----------
    Total investment income..................   1,788,618
                                               ----------
Expenses:
  Management fees (note 3)...................     150,300
  Custodian fees (note 3)....................       5,050
  Directors' fees (note 3)...................         653
  Professional fees..........................       2,828
  Accounting and transfer agent fees.........      22,210
  Other......................................       4,217
                                               ----------
    Total expenses...........................     185,258
                                               ----------
    Net investment income....................  $1,603,360
                                               ----------
Realized and unrealized gain on investments:
  Net realized loss from investments.........  $ (230,373)
  Net decrease in unrealized appreciation on
    investments..............................    (124,666)
                                               ----------
    Net loss on investments..................    (355,039)
                                               ----------
    Net increase in net assets from
      operations.............................  $1,248,321
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                              -----------------   -----------------
From operations:
  Net investment income.....................................     $ 1,603,360         $ 1,355,098
  Realized gain (loss) on investments.......................        (230,373)             38,573
  Unrealized gain (loss) on investments.....................        (124,666)            399,815
                                                                 -----------         -----------
      Net increase in net assets from operations............       1,248,321           1,793,486
                                                                 -----------         -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................      (1,604,016)         (1,690,155)
                                                                 -----------         -----------
From capital share transactions (note 4):
  Received from shares sold.................................      10,579,517           6,831,247
  Received from dividends reinvested........................       1,604,016           1,690,155
  Paid for shares redeemed..................................      (5,213,682)         (7,636,590)
                                                                 -----------         -----------
      Increase in net assets derived from capital share
       transactions.........................................       6,969,851             884,812
                                                                 -----------         -----------
         Increase in net assets.............................       6,614,156             988,143
Net Assets:
  Beginning of period.......................................      21,767,030          20,778,887
                                                                 -----------         -----------
  End of period (a).........................................     $28,381,186         $21,767,030
                                                                 ===========         ===========
(a) Includes undistributed net investment income of.........     $     2,660         $     3,316
                                                                 ===========         ===========

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               1998       1997       1996       1995       1994
                                                              ------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................  $10.68     $10.62     $10.93     $ 9.70     $10.87
Income (loss) from investment operations:
  Net investment income.....................................    0.67       0.71       0.69       0.70       0.67
  Net realized and unrealized gain (loss) on investments....   (0.12)      0.23      (0.32)      1.08      (1.07)
                                                              ------     ------     ------     ------     ------
    Total income (loss) from investment operations..........    0.55       0.94       0.37       1.78      (0.40)
                                                              ------     ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................   (0.67)     (0.88)     (0.68)     (0.55)     (0.69)
  Distributions from net realized capital gains.............    0.00       0.00       0.00       0.00      (0.08)
                                                              ------     ------     ------     ------     ------
    Total distributions.....................................   (0.67)     (0.88)     (0.68)     (0.55)     (0.77)
                                                              ------     ------     ------     ------     ------
Net asset value, end of period..............................  $10.56     $10.68     $10.62     $10.93     $ 9.70
                                                              ======     ======     ======     ======     ======
Total return................................................    5.22%      9.28%      3.71%     18.90%     (3.84%)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.72%      0.78%      0.79%      0.75%      0.63%
  Ratio of net investment income to average net assets......    6.21%      6.67%      6.54%      6.76%      6.71%
Portfolio turnover rate.....................................      12%        10%         3%         4%         5%
Net assets at end of period (millions)......................  $ 28.4     $ 21.8     $ 20.8     $ 18.1     $ 13.1

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

OMNI PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    4.53%
Three-year                                 12.58%
Five-year                                  11.75%
Ten-year                                   11.50%
Since inception (9/10/84)                  11.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Omni portfolio return was 4.53% for 1998. Although the large capitalization stock portion of the portfolio provided returns consistent with the major indices, the portfolio's exposure to small and mid-capitalization stocks pulled the overall return down. We were invested in these areas because the valuations relative to the large capitalization stocks were very attractive. Unfortunately, these areas corrected far more than the large capitalization stocks and the major indices during the stock market downturn. The fixed income portion of the portfolio consists primarily of investment grade corporate bonds. This portion of the fixed income market did not perform as well as the Government Security portion of the market. This was caused by investors' concern with worldwide economic issues and political uncertainties; the result was a flight to safety.

We expect the stock market to continue in a volatile manner. We expect the U.S. economy and economic activity around the world to slow somewhat during 1999. We will focus our efforts on investing more in growth issues and companies growing their dividends at least two to three times GDP. We expect the corporate bond sector of the fixed income market to perform more favorably. Asset allocations will remain near current levels.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Cisco Systems Inc                       2.9
 2.  American International Group            1.6
 3.  Ford Motor Corp                         1.6
 4.  Sun Microsystems                        1.6
 5.  Texas Instruments                       1.4
 6.  General Electric Corp                   1.3
 7.  Owens-Illinois Inc                      1.3
 8.  Microsoft Corp                          1.3
 9.  Abbott Laboratories                     1.3
10.  Xerox                                   1.2

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer and Related                       11.9
Oil, Energy, and Natural Gas                9.7
Medical & Related                           6.3
Banking                                     5.6
Business Services                           4.0

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
          AEROSPACE (1.9%)
 49,000   Allied Signal Inc. ..................  $  2,171,313
 21,600   Raytheon Co. ........................     1,150,200
 17,350   Rockwell International Corp. ........       842,559
                                                 ------------
                                                    4,164,072
                                                 ------------
          AUTOMOTIVE & RELATED (2.6%)
  7,500   Arvin Industries Inc. ...............       312,656
  7,294  *DaimlerChrysler AG...................       700,680
  8,000   Eaton Corp. .........................       565,500
 58,777   Ford Motor Co. ......................     3,449,475
 10,000   Magna Intl. Inc. CL A................       620,000
                                                 ------------
                                                    5,648,311
                                                 ------------
          BANKING (4.2%)
 13,050   Bank America Corp. ..................       784,631
 67,597   Charter One Financial Inc. ..........     1,875,817
 23,880   First State Bancorp..................       495,510
 25,921   First Union Corp. ...................     1,576,321
 21,440   Firstar Corp. .......................     1,999,280
 25,000   Flagstar Bancorp.....................       653,125
 22,500   Mellon Bank Corp. ...................     1,546,875
                                                 ------------
                                                    8,931,559
                                                 ------------
          BUSINESS SERVICES (4.0%)
 70,000  *Alternative Resources Co. ...........       743,750
 55,000   First Data Corp. ....................     1,742,813
 30,000   Hewlett-Packard Co. .................     2,049,375
 30,000  *Lo Jack Corp. .......................       356,250
 81,500   Manpower Inc. .......................     2,052,781
 67,000   Reynolds & Reynolds..................     1,536,813
                                                 ------------
                                                    8,481,782
                                                 ------------
          CHEMICALS (2.4%)
 18,000   Engelhard Corp. .....................       351,000
 25,625   Hanson Trust PLC.....................       999,375
  7,500   Hawkins Chemical Inc. ...............        75,000
 25,000   Hercules Inc. .......................       684,375
 20,000   Minerals Technologies Inc. ..........       818,750
 15,000   Monsanto Co. ........................       712,500
 39,000   OM Group Inc. .......................     1,423,500
                                                 ------------
                                                    5,064,500
                                                 ------------
          COMMUNICATIONS (0.1%)
 11,250  *Mastec Inc. .........................       236,250
                                                 ------------
          COMPUTER & RELATED (11.1%)
 28,000  *3Comm Corp. .........................     1,254,750
 67,500  *Cisco Systems Inc. ..................     6,264,844
 34,500   Computer Associates..................     1,470,563
  5,200  *Computer Sciences Corp. .............       335,075
 22,000   Intel Corp. .........................     2,608,375
 30,000  *Mapics Inc. .........................       495,000
 20,000  *Microsoft Corp. .....................     2,773,750
 47,058  *Seagate Technology Inc. .............     1,423,504
 40,000  *Sun Microsystems Inc. ...............     3,425,000

                                                    MARKET
SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
          COMPUTER & RELATED, CONTINUED
 36,000   Texas Instruments Inc. ..............  $  3,080,250
 21,000  *Zebra Tech Corp. CL. A...............       603,750
                                                 ------------
                                                   23,734,861
                                                 ------------
          CONSUMER PRODUCTS (0.1%)
  7,000  *Sola International...................       120,750
                                                 ------------
          CONTAINERS (1.3%)
 90,000  *Owens-Illinois Inc. .................     2,756,250
                                                 ------------
          DRUGS (2.4%)
 56,000   Abbott Laboratories..................     2,744,000
 57,000  *Applied Analytical Ind. .............       990,375
 45,000   Mylan Laboratories...................     1,417,500
                                                 ------------
                                                    5,151,875
                                                 ------------
          ELECTRICAL EQUIPMENT (3.9%)
 33,333  *Analog Devices Inc. .................     1,045,823
 52,500  *Anixter International Inc. ..........     1,066,406
 26,116   Federal Signal Corp. ................       714,926
 28,000   General Electric Co. ................     2,857,750
 22,500   Xerox Corp. .........................     2,655,000
                                                 ------------
                                                    8,339,905
                                                 ------------
          ENTERTAINMENT & LEISURE (1.0%)
 66,000   Cedar Fair...........................     1,716,000
 36,000  *Mirage Resorts Inc. .................       537,750
                                                 ------------
                                                    2,253,750
                                                 ------------
          FINANCIAL SERVICES (2.2%)
 60,810   Associates First Capital.............     2,576,824
 55,000   MGIC Investment Corp. ...............     2,189,687
                                                 ------------
                                                    4,766,511
                                                 ------------
          FOOD & RELATED (1.2%)
 50,000   Food Lion Inc. CL A..................       531,250
 54,600   Food Lion Inc. CL B..................       549,413
 16,500   H.J.Heinz Co. .......................       934,312
 23,000   Pan American Beverages Inc...........       501,687
                                                 ------------
                                                    2,516,662
                                                 ------------
          FORESTRY & PAPER PRODUCTS (0.5%)
 34,000   Boise Cascade........................     1,054,000
                                                 ------------
          HOTEL/LODGING (0.1%)
 25,000  *Guest Supply.........................       298,437
                                                 ------------
          HOUSING, FURNITURE & RELATED (2.1%)
139,781   Clayton Homes Inc. ..................     1,930,725
 55,000   Haverty Furniture Co. ...............     1,155,000
 24,000   Newell Co. ..........................       990,000
 35,000   Shelby Williams......................       420,000
                                                 ------------
                                                    4,495,725
                                                 ------------
          INDUSTRIAL SERVICES (0.8%)
 45,000   Clarcor Inc. ........................       900,000
 31,000   Pall Corp. ..........................       784,687
  1,600   Regal Beloit.........................        36,800
                                                 ------------
                                                    1,721,487
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
          MACHINERY (0.5%)
 37,000   Hardinge Inc. .......................  $    682,188
 41,000   Stewart & Stevenson..................       399,750
                                                 ------------
                                                    1,081,938
                                                 ------------
          INSURANCE (2.5%)
 36,280   American International Group.........     3,505,555
     18   Cincinnati Financial Corp. ..........           659
 20,000   Equitable Cos. Inc. .................     1,157,500
 47,000   State Auto Financial Corp. ..........       581,625
                                                 ------------
                                                    5,245,339
                                                 ------------
          MEDIA & PUBLISHING (0.9%)
 60,000   CBS Corp. ...........................     1,965,000
                                                 ------------
          MEDICAL & RELATED (5.1%)
 40,600   Allegiance Corp. ....................     1,892,975
 26,500   Baxter International.................     1,704,281
 57,000   Capital Senior Living Corp. .........       794,438
 40,000  *Foundation Health Corp. .............       477,500
 30,000  *HCR Manor Care.......................       881,250
100,000  *Healthsouth Corp. ...................     1,543,750
 18,000  *Humana Inc. .........................       320,625
 54,500  *Kendle International.................     1,273,937
 47,000  *Quorum Health Group Inc. ............       608,063
 34,000   United Healthcare Corp. .............     1,464,125
                                                 ------------
                                                   10,960,944
                                                 ------------
          METALS & MINING (0.9%)
 32,000   Amcast Industrial Corp. .............       612,000
 36,700  *Wolverine Tube Inc. .................       770,700
 49,000   Worthington Industries...............       612,500
                                                 ------------
                                                    1,995,200
                                                 ------------
          OIL, ENERGY & NATURAL GAS (6.0%)
 23,000   Chevron Corp. .......................     1,907,562
 74,500  *Louis Dreyfus Natural Gas............     1,061,625
100,000  *Matrix Services Co. .................       475,000
 30,000  *Offshore Logistics Inc. .............       356,250
 30,000   Pacific Gulf Properties..............       601,875
 53,630   Schlumberger Ltd. ...................     2,473,684
 86,000  *Tesoro Petroleum.....................     1,042,750
 50,000   Transocean Offshore Inc. ............     1,340,625
 90,000   USEC Inc. ...........................     1,248,750
 23,200   WD-4 Co. ............................       664,100
 57,000   Williams Companies Inc. .............     1,777,688
                                                 ------------
                                                   12,949,909
                                                 ------------
          REAL ESTATE & LEASING (3.6%)
 19,000   Camden Property Trust................       494,000
 76,300   Commercial Net Lease Realty..........     1,010,975
 60,000   Corporate Office Properties..........       427,500
 30,500   First Industrial Realty Trust........       817,781
 33,000   HRPT Properties Trust................       464,063
 50,000   Healthcare Realty Trust..............     1,115,625
 50,000   JDN Realty Corp. ....................     1,078,125
 56,250   Liberty Property Trust...............     1,385,156

                                                    MARKET
SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
          REAL ESTATE & LEASING, CONTINUED
 24,000   National Health Investors Inc. ......  $    592,500
 11,500   Regency Hotel Corp. .................       255,875
                                                 ------------
                                                    7,641,600
                                                 ------------
          RESTAURANTS (1.0%)
 50,000  *Buffets, Inc. .......................       596,875
 71,625   Consolidated Product.................     1,477,266
                                                 ------------
                                                    2,074,141
                                                 ------------
          TEXTILES (0.7%)
 58,000   Warnaco Group CL A...................     1,464,500
                                                 ------------
          TRANSPORTATION & EQUIPMENT (3.3%)
 21,500  *Atlas Air Inc. ......................     1,052,156
 39,500  *Avondale Industries..................     1,145,500
 65,000   Burlington Northern Santa Fe.........     2,193,750
 24,000   CNF Transportation Inc. .............       901,500
 21,000   Trinity Industries...................       808,500
 50,000  *Wisconsin Central Transportations....       859,375
                                                 ------------
                                                    6,960,781
                                                 ------------
          UTILITIES (0.7%)
 15,000   FPL Group Inc. ......................       924,375
 23,500   UGI Corp. ...........................       558,125
                                                 ------------
                                                    1,482,500
                                                 ------------
          TOTAL COMMON STOCKS (67.0%)
           (COST $89,496,896)..................  $143,558,539
                                                 ------------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             AUTOMOTIVE AND RELATED (0.1%)
     8,000   Walbro Capital Trust Conv. ........  $   106,000
                                                  -----------
             BANKING (0.9%)
    46,000   Flagstar Bancorp Inc. .............    1,104,000
    30,000   National Australia Bank Conv.......      836,250
                                                  -----------
                                                    1,940,250
                                                  -----------
             COMPUTERS & RELATED (0.5%)
    16,000   General Datacommunications 9.000%
              (144A)............................      168,000
    15,500   Unisys Corp. Conv. $3.75 Series
              A.................................      910,625
                                                  -----------
                                                    1,078,625
                                                  -----------
             FOOD & RELATED (0.2%)
    20,000   Conagra Capital 9.35% Series C.....      516,250
                                                  -----------
             METALS & MINING (0.2%)
    30,000   Freeport McMoran Copper & Gold
              Series C..........................      446,250
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.6%)
    41,000   Consumer Energy II Conv. ..........    1,050,625
    10,000   Howell Corp. $3.50 Series A
              Conv. ............................      150,000
                                                  -----------
                                                    1,200,625
                                                  -----------
             REAL ESTATE & LEASING (0.2%)
    15,000   Camden Property Tr. Conv. .........      355,313
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             RETAIL (0.4%)
    14,000   Kmart Conv. 7.75%..................  $   811,125
                                                  -----------
             UTILITIES (0.2%)
    20,000   GTE Delaware 8.75% Series B........      521,250
                                                  -----------
             TOTAL PREFERRED STOCKS (3.3%)
              (COST $8,136,934).................  $ 6,975,688
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.6%)
$  775,000   U.S. Treasury Note 6.375%
              07/15/99..........................  $   782,508
   500,000   U.S. Treasury Note 7.875%
              11/15/99..........................      513,594
 2,005,000   U.S. Treasury Note 7.750%
              02/15/01..........................    2,129,059
                                                  -----------
                                                    3,425,161
                                                  -----------
             AEROSPACE (0.2%)
   500,000   AAR Corp. 7.250% 10/15/03..........      521,168
                                                  -----------
             BANKING (0.5%)
 1,000,000   Green Tree Financial CL A 8.700%
              06/15/25..........................    1,095,179
                                                  -----------
             CHEMICALS (0.8%)
 1,750,000   GEON Company 7.500% 12/15/98.......    1,679,673
                                                  -----------
             COMMUNICATIONS (1.0%)
 1,600,000   Comcast Cable Communications 8.375%
              05/01/07..........................    1,854,725
   300,000   Sprint 8.125% 07/15/02.............      327,125
                                                  -----------
                                                    2,181,850
                                                  -----------
             COMPUTERS & RELATED (0.3%)
   700,000   Apple Computer, Inc. 6.500%
              02/15/04..........................      647,500
                                                  -----------
             CONSUMER GOODS (0.9%)
 1,400,000   Owens Corning 7.500% 05/01/05......    1,441,208
   400,000   RJR Nabisco, Inc. 8.750%
              04/15/04..........................      407,009
                                                  -----------
                                                    1,848,217
                                                  -----------
             FINANCIAL SERVICES (0.4%)
 1,000,000   Fertinitro Finance Inc. 8.290%
              04/01/20..........................      876,525
                                                  -----------
             FOOD & RELATED (0.4%)
   740,000   Marsh Supermarkets Inc. 8.875%
              04/01/07..........................      777,000
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.7%)
   700,000   Boise Cascade Co. 9.850%
              06/15/02..........................      754,817
   500,000   Champion International 9.875%
              06/01/00..........................      526,801
   250,000   ITT Rayonier, Inc. 7.500%
              10/15/02..........................      266,371
                                                  -----------
                                                    1,547,989
                                                  -----------
             HOUSING, FURNITURE & RELATED (0.2%)
   250,000   Armstrong World 9.750% 04/15/08....      314,211
                                                  -----------
             INDUSTRIAL SERVICES (0.2%)
   400,000   Medar Sr. Sub. notes 12.950%
              06/30/05..........................      400,000
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             INSURANCE (0.5%)
$  500,000   Continental Corp. 7.250%
              03/01/03..........................  $   512,405
   600,000   Transamerica Finance Corp. 7.500%
              03/15/04..........................      633,132
                                                  -----------
                                                    1,145,537
                                                  -----------
             MACHINERY (0.2%)
   500,000   ABC Rail Products Corp. 9.125%
              01/15/04..........................      477,500
                                                  -----------
             MEDICAL & RELATED (1.2%)
   500,000   Bergen Brunswig 7.375% 01/15/03....      531,972
 1,000,000   Centocor Inc. 4.750% 02-15-05......    1,058,750
 1,000,000   Tenet Healthcare Corp. 8.625%
              01/15/07..........................    1,050,000
                                                  -----------
                                                    2,640,722
                                                  -----------
             METALS & MINING (0.2%)
   500,000   Cyprus Minerals 6.625% 10/15/05....      513,210
                                                  -----------
             OIL, ENERGY & NATURAL GAS (2.8%)
   400,000   Dekalb Energy 9.875% 07/15/00......      426,066
   350,000   Dresser Industries, Inc. 6.250%
              06/01/00..........................      354,408
   375,000   Marathon Oil 7.00% 06/01/02........      388,569
   600,000   PVD America, Inc. 7.875%
              08/01/03..........................      606,218
   500,000   Petroleos Mexicanos Global 8.850%
              09/15/04..........................      441,250
 1,500,000   R & B Falcon Corp. Series B 6.750%
              04/15/05..........................    1,368,951
   500,000   Union Texas Petroleum 8.250%
              11/15/99..........................      511,794
   500,000   United Refining Company 10.750%
              06/15/07..........................      337,500
 2,000,000   Windsor Petroleum Transport Corp.
              7.840% 01/15/21...................    1,500,000
                                                  -----------
                                                    5,934,756
                                                  -----------
             TRANSPORTATION (0.4%)
   500,000   American President Cos., Ltd.
              7.125% 11/15/03...................      407,793
   400,000   Illinois Central Gulf Railroad
              6.750% 05/15/03...................      418,748
                                                  -----------
                                                      826,541
                                                  -----------
             RESTAURANTS (0.9%)
 1,900,000   Tricon Global Restaurants 7.450%
              05/15/05..........................    1,960,808
                                                  -----------
             UTILITIES (1.9%)
   400,000   Cleveland Electric Illum. 7.625%
              08/01/02..........................      417,355
   700,000   ESI Tractebel 7.990% 12/30/11......      691,118
 1,000,000   Great Lakes Power 9.000%
              08/01/04..........................    1,138,072
   700,000   Niagara Mohawk Power Corp. 7.750%
              10/01/08..........................      769,187
   400,000   Old Dominion Elec. Co. 8.760%
              12/01/22..........................      489,335
   500,000   Texas New Mexico Power Co. 9.250%
              09/15/00..........................      528,166
                                                  -----------
                                                    4,033,233
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (15.3%) (COST $32,562,295)........  $32,846,780
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                              MARKET
  AMOUNT            CONVERTIBLE DEBENTURES           VALUE
--------------------------------------------------------------
              METALS & MINING (0.3%)
$   600,000   INCO, Ltd. 7.750% due 03/15/16....  $    540,000
                                                  ------------
              OIL, ENERGY & NATURAL GAS (0.3%)
    750,000   Offshore Logistics, Inc. 6.000%
               due 12/15/06.....................       648,750
                                                  ------------
              TOTAL CONVERTIBLE DEBENTURES
               (0.6%) (COST $1,383,000).........  $  1,188,750
                                                  ------------
              AUTOMOTIVE & RELATED (4.5%)
$ 5,125,000   General Motors Acceptance Corp.
               5.660% 01/05/99..................  $  5,121,777
  4,468,000   Ford Motor 5.110% 01/11/99........     4,461,658
                                                  ------------
                                                     9,583,435
                                                  ------------
              FINANCE (7.2%)
  4,000,000   American Express Credit Corp.
               5.400% 01/07/99..................     3,996,400
  3,425,000   American General Finance 4.770%
               01/13/99.........................     3,419,554
  3,567,000   G.E. Capital 5.950% 01/04/99......     3,565,231
  4,685,000   Household Finance 6.100%
               01/08/99.........................     4,679,443
                                                  ------------
                                                    15,660,628
                                                  ------------

   FACE                                              MARKET
  AMOUNT            CONVERTIBLE DEBENTURES           VALUE
--------------------------------------------------------------
              RETAIL (2.4%)
$ 5,090,000   Sears Roebuck Acceptance Corp.
               5.800% 01/06/99..................  $  5,085,900
                                                  ------------
              TOTAL SHORT-TERM NOTES (14.1%)
               (COST $30,329,963)...............  $ 30,329,963
                                                  ------------
              TOTAL HOLDINGS (100.3%)
               (COST $161,909,088)(a)...........  $214,899,720
                                                  ------------
              CASH & RECEIVABLES, NET OF
               LIABILITIES (-0.3%)..............      (479,703)
                                                  ------------
              TOTAL NET ASSETS (100.0%).........  $214,420,017
                                                  ============

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $168,000 or 0.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $161,909,088)...........  $214,899,720
  Cash in bank.............................         6,739
  Receivable for securities sold...........       525,619
  Receivable for fund shares sold..........        53,516
  Dividends and accrued interest...........       915,313
  Other....................................        12,491
                                             ------------
    Total assets...........................   216,413,398
                                             ------------
Liabilities:
  Payable for securities purchase..........     1,744,590
  Payable for shares redeemed..............       107,459
  Payable for investment management
    services (note 3)......................        94,833
  Other accrued expenses...................        46,499
                                             ------------
    Total liabilities......................     1,993,381
                                             ------------
Net assets at market value.................  $214,420,017
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 10,002,822
  Paid-in capital in excess of par value...   152,102,721
  Accumulated net realized loss on
    investments (note 1)...................      (681,856)
  Net unrealized appreciation on
    investments
    (note 1)...............................    52,990,632
  Undistributed net investment income......         5,698
                                             ------------
Net assets at market value.................  $214,420,017
                                             ============
Shares outstanding (note 4)................    10,002,822
Net asset value per share..................  $      21.44
                                             ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $ 4,196,276
  Dividends.................................    2,806,568
                                              -----------
    Total investment income.................    7,002,844
                                              -----------
Expenses:
  Management fees (note 3)..................    1,116,792
  Custodian fees (note 3)...................       41,300
  Directors' fees (note 3)..................        6,952
  Professional fees.........................       30,124
  Accounting and transfer agent fees........      127,077
  Other.....................................       40,188
                                              -----------
    Total expenses..........................    1,362,433
                                              -----------
    Net investment income...................  $ 5,640,411
                                              -----------
Realized and unrealized gain (loss)on
  investments:
  Net realized loss from investments........  $  (681,856)
  Net increase in unrealized appreciation on
    investments.............................    3,546,023
                                              -----------
    Net gain on investments.................    2,864,167
                                              -----------
    Net increase in net assets from
      operations............................  $ 8,504,578
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    1998            1997
                                                                ------------    ------------
From operations:
  Net investment income.....................................    $  5,640,411    $  4,595,611
  Realized gain (loss) on investments.......................        (681,856)      7,723,290
  Unrealized gain on investments............................       3,546,023      15,465,006
                                                                ------------    ------------
      Net increase in net assets from operations............       8,504,578      27,783,907
                                                                ------------    ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................      (5,642,402)     (5,602,347)
  Capital gains distributions...............................         (33,599)     (9,150,428)
                                                                ------------    ------------
         Total dividends and distributions..................      (5,676,001)    (14,752,775)
                                                                ------------    ------------
From capital share transactions (note 4):
  Received from shares sold.................................      30,642,850      35,259,039
  Received from dividends reinvested........................       5,676,001      14,752,775
  Paid for shares redeemed..................................     (18,442,457)    (14,795,590)
                                                                ------------    ------------
         Increase in net assets derived from capital share
         transactions.......................................      17,876,394      35,216,224
                                                                ------------    ------------
         Increase in net assets.............................      20,704,971      48,247,356
Net Assets:
  Beginning of period.......................................     193,715,046     145,467,690
                                                                ------------    ------------
  End of period (a).........................................    $214,420,017    $193,715,046
                                                                ============    ============
(a) Includes undistributed net investment income of.........    $      5,698    $      7,689
                                                                ============    ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               1998       1997       1996       1995       1994
                                                              ------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................  $21.06     $19.40     $17.60     $14.76     $15.38
Income (loss) from investment operations:
  Net investment income.....................................    0.58       0.56       0.53       0.58       0.55
  Net realized and unrealized gain (loss) on investments....    0.38       2.87       2.10       2.72      (0.63)
                                                              ------     ------     ------     ------     ------
         Total income (loss) from investment operations.....    0.96       3.43       2.63       3.30      (0.08)
                                                              ------     ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................   (0.58)     (0.69)     (0.52)     (0.46)     (0.54)
  Distributions from net realized capital gains.............    0.00      (1.08)     (0.31)      0.00       0.00
                                                              ------     ------     ------     ------     ------
         Total distributions................................   (0.58)     (1.77)     (0.83)     (0.46)     (0.54)
                                                              ------     ------     ------     ------     ------
Net asset value, end of period..............................  $21.44     $21.06     $19.40     $17.60     $14.76
                                                              ======     ======     ======     ======     ======
Total return................................................    4.53%     18.15%     15.54%     22.75%      0.53%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.65%      0.71%      0.76%      0.75%      0.62%
  Ratio of net investment income to average net assets......    2.71%      2.69%      2.89%      3.56%      3.67%
Portfolio turnover rate.....................................      18%        18%        12%        10%         7%
Net assets at end of period (millions)......................  $214.4     $193.7     $145.5     $109.6     $ 85.0

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

INTERNATIONAL PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign Companies.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                      3.88%
Three-year                                    6.69%
Five-year                                     8.03%
Since inception (5/3/93)                     11.36%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Despite continued concerns over the impact of the Asian crisis on global economies, European indices surged ahead until mid-July. At that time, Russia devalued its currency and defaulted on its Ruble denominated obligations, the outlook in Latin American markets worsened as Brazil became an area of increased worries, and a large U.S. hedge fund collapsed in September. Within a few weeks, mature markets lost 20 to 30% while emerging markets were once again decimated.

In Asia, Japanese equities weakened farther as additional evidence of deteriorating economic conditions and slow progress made toward the implementation of long-awaited banking reforms. Global market developments placed other Asian markets under pressure. Meanwhile, in Latin America, the possibility of additional currency devaluations continued to weigh on local stock markets.

In such an environment, small capitalization stocks fared even worse than large capitalization stocks and suffered steep losses. Smaller stocks account for the large majority of the Fund's holdings: while world markets stabilized later in the year. Blue chips gained and reversed most of their losses, many of the small issues did not recover. The performance of the Funds was therefore negatively impacted by those developments.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 INTERNATIONAL HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Secom Co., LTD                           2.6
 2.  Bank for International
     Settlements                              2.2
 3.  Queensland Treasury 8.00%
     09/14/07                                 2.2
 4.  Sagem ADP                                2.0
 5.  Fuji Photo Film-ORD                      1.9
 6.  Buderus AGLegrand ADP                    1.9
 7.  Shimano Inc                              1.8
 8.  Kuehne & Nagel Intl AG                   1.8
 9.  Ito Yakado Co                            1.7
10.  Toho Co                                  1.6

 TOP 5 COUNTRIES/REGIONS AS OF DECEMBER 31, 1998

                                     % of Net Assets
Japan                                      21.4
France                                     11.5
Switzerland                                 9.4
Germany                                     6.5
New Zealand                                 4.7

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             JAPAN (21.4%)
   325,000   Aida Engineering Ltd (19).........  $  1,162,811
    25,000   Benesse Corp (29).................     1,346,111
    85,000   Chofu Seisakusho (9)..............       943,820
   500,000   Dai-Tokyo Fire Marine Ins Co Ltd
              (18).............................     1,762,503
   350,000   Dowa Fire & Marine Ins Co Ltd
              (18).............................     1,295,439
    75,000   Fuji Photo Film Co Ltd (9)........     2,775,942
    15,000   Hitachi Ltd ADR (11)..............       906,562
   425,000   Iino Kaiun Kaisha (32)............       711,610
    35,000   Ito-Yokado Co Ltd (28)............     2,436,660
   300,000   Koa Fire & Marine Ins Co Ltd
              (18).............................       927,958
   375,000   Nichido Fire & Marine Ins Co Ltd
              (18).............................     1,834,104
   425,000   Nisshinbo Industries Inc (31).....     1,475,655
   150,000   Nittetsu Mining Co Ltd (22).......       387,310
    50,000   Nitto Kohki Co Ltd (5)............       409,782
    45,000   Secom Co Ltd (29).................     3,711,831
   100,000   Shimano Inc (9)...................     2,568,848
    35,000   Shiseido Company (9)..............       447,852
   175,000   Shoei Co (31).....................       852,831
   175,570   Sotoh Co (31).....................       928,328
   166,000   Tachi-S Co Ltd (2)................       626,111
    16,500   Toho Co. (20).....................     2,250,892
    35,000   Yomeishu Seizo Co Ltd (13)........       222,383
                                                 ------------
                                                   29,985,343
                                                 ------------
             FRANCE (11.5%)
    12,000   CGDE Michelin 'B' (34)............       479,807
     3,000   Carbone Lorraine (10).............       142,225
     8,130   Crometal (5)......................       510,511
     4,450   Didot-Bottin (25).................       644,841
     8,500   Elf Aquitaine (12)................       982,334
    20,000   Emin Leydier (24).................       865,870
     2,500   Eurafrance (35)...................     1,737,556
    10,000   Gaumont SA (20)...................       679,816
    10,000   Legrand ADP (10)..................     1,592,200
     6,500   NSC Groupe (19)...................       802,361
     2,000   Promodes C.I. (28)................       894,494
     7,000   Sagem (11)........................     2,880,272
     2,000   Sucriere de Pithiviers-le-Vieil
              (1)..............................       966,054
     3,500  *Taittinger (13)...................     2,078,805
     3,500   Vivendi (33)......................       907,912
                                                 ------------
                                                   16,165,058
                                                 ------------
             SWITZERLAND (9.4%)
       485   Bank of Intl. Settlements (3).....     3,088,610
     6,500   Edipresse SA Bearer (25)..........     1,868,632
     3,000   Kuehne & Nagel Intl AG (32).......     2,510,917
       250   Lindt & Sprungli AG PC (13).......       655,022
       500  *Nestle SA (9).....................     1,088,064
     6,500   Sika Finanz AG Bearer (7).........     1,949,054
     5,500   Societe Generale d'Affichage
              (20).............................     2,025,473
                                                 ------------
                                                   13,185,772
                                                 ------------

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             GERMANY (6.5%)
     2,000   Axel Springer Verlag AG (25)......  $  1,681,732
    18,000   Bayer AG (7)......................       756,239
    12,000  *Bertelsmann AG D.R.C. (25)........     1,618,067
     7,500   Buderus AG (5)....................     2,770,353
    65,000   Gerresheimer Glas AG (9)..........       956,485
     3,000   Suedzucker AG (13)................     1,360,401
                                                 ------------
                                                    9,143,277
                                                 ------------
             NEW ZEALAND (4.7%)
 2,000,549   Carter Holt Harvey Ltd (14).......     1,789,571
 1,000,000   Evergreen Forests Ltd (14)........       236,790
   150,000   Independent Newpaper Ltd (25).....       592,764
   500,000  *Independent Press Comm. (25)......     1,973,250
 2,750,000   Shortland Properties Ltd (27).....       969,523
 2,550,000   Tasman Agriculture Ltd (1)........     1,073,448
                                                 ------------
                                                    6,635,346
                                                 ------------
             SINGAPORE (2.9%)
 1,000,000   Clipsal Industries Ltd. (10)......     1,000,000
 1,000,000   Del Gro Corp. (34)................     1,296,184
   500,000   Intraco Ltd. (34).................       172,623
 1,000,000   Thakral Corp (34).................       511,811
   700,000   Times Publishing Ltd. (25)........     1,093,882
                                                 ------------
                                                    4,074,500
                                                 ------------
             HONG KONG (2.6%)
 7,666,107   CDL Hotels Intl Ltd (16)..........     1,969,094
 2,650,000   Shaw Brothers Ltd (20)............     1,145,853
 1,000,000   South China Morning Post Hdgs
              Corp. (25).......................       513,069
                                                 ------------
                                                    3,628,016
                                                 ------------
             LATIN AMERICA (2.3%)
   500,000  *Antofagasta Holdings plc (34).....     1,471,697
    70,000   Banco Latinoamericano 'Bladex'
              (3)..............................     1,163,750
   681,944   Ledesma SA (1)....................       430,027
    99,999   Siderca SAIC (12).................       114,104
                                                 ------------
                                                    3,179,578
                                                 ------------
             UNITED KINGDOM (2.2%)
   650,000   Lonrho Africa plc (34)............       598,214
   225,000   Lonrho plc (34)...................     1,193,940
   367,500   McBride plc (9)...................       609,407
   525,000   Royal Doulton plc (9).............       687,759
                                                 ------------
                                                    3,089,320
                                                 ------------
             CANADA (2.0%)
    10,000   Canadian Hunter Explr. (12).......        65,317
    50,000   Canadian Pacific Ltd (32).........       943,750
    40,000   Franco-Nevada Mining Corp (21)....       766,819
   125,000   Legacy Hotels Real Estate (27)....       522,534
    17,440   Nexfor Inc (24)...................        68,917
    40,000   Noranda Inc (21)..................       398,432
                                                 ------------
                                                    2,765,769
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             SOUTH KOREA (1.8%)
    10,000   Dong AH Tires (34)................  $    399,834
     7,000   Daeduck (11)......................       407,315
    55,000  *Fursys Inc (9)....................     1,316,708
     5,000   Nam Yang Dairy Product (13).......       332,502
                                                 ------------
                                                    2,456,359
                                                 ------------
             NETHERLANDS (1.7%)
    37,500   Apothekers Cooperatie OPG (17)....     1,075,247
    55,000   European City Estates NV (27).....       684,647
     8,500   Philips Electronics NV ADR (11)...       575,344
                                                 ------------
                                                    2,335,238
                                                 ------------
             MEXICO (1.1%)
 1,000,000   Grupo Fernandez Editores de (25)..        79,253
   500,000   Industrias Penoles de (21)........     1,514,387
                                                 ------------
                                                    1,593,640
                                                 ------------
             SWEDEN (1.1%)
    45,000   Bylock & Nordsjofrakt AB 'B'
              (32).............................        90,833
    55,000   Gorthon Lines 'B' (32)............       230,161
    10,000   Investor AB Class B (35)..........       450,475
    81,300   IRO AB (34).......................       820,530
                                                 ------------
                                                    1,591,999
                                                 ------------
             DENMARK (1.1%)
    20,000   Carlsberg Intl A/S CL B (13)......     1,156,460
     3,000   Kobenhavns Lufthavne (32).........       372,393
                                                 ------------
                                                    1,528,853
                                                 ------------
             BELGIUM (1.0%)
     4,500   Deceuninck Plastics Ind. SA (4)...     1,461,400
                                                 ------------
             NORWAY (0.8%)
    75,000   Schibsted AS (25).................       947,562
    25,000   Smedvig ASA-A (12)................       210,569
                                                 ------------
                                                    1,158,131
                                                 ------------
             SPAIN (0.8%)
     2,500   Corporacion Financiera Alba SA
              (34).............................       417,445
   100,000   Energia e Ind. Aragonesas SA
              (34).............................       679,889
                                                 ------------
                                                    1,097,334
                                                 ------------
             THAILAND (0.5%)
   100,000   Oriental Hotel (16)...............       510,316
   350,000   *United Broadcasting Corp (20)....       166,093
                                                 ------------
                                                      676,409
                                                 ------------
             PORTUGAL (0.4%)
    15,000   Espirito Santo Finance (3)........       293,437
    20,000   Companhia de Celulose do Cairna
              (1)..............................       242,779
                                                 ------------
                                                      536,216
                                                 ------------
             ITALY (0.3%)
   500,000   Montedison Savings Spa (34).......       499,490
                                                 ------------
             FINLAND (0.3%)
     6,000   Vaisala Oy A (11).................       494,219
                                                 ------------

                                                    MARKET
  SHARES     COMMON STOCK                           VALUE
-------------------------------------------------------------
             TURKEY (0.2%)
    20,000   USAS UCAK Servisi (29)............  $    285,352
                                                 ------------
             AUSTRALIA (0.1%)
   200,000   Spotless Services Ltd (29)........       136,976
                                                 ------------
             MISCELLANEOUS (1.1%)
    55,000   North European Oil Royalty Tr.
              (12).............................       752,813
    50,000   Minorco ADR (34)..................       759,375
                                                 ------------
                                                    1,512,188
                                                 ------------
             TOTAL COMMON STOCK (77.8%)
              (COST $115,864,140)..............  $109,215,783
                                                 ------------

                                                    MARKET
  SHARES     PREFERRED STOCK                         VALUE
-------------------------------------------------------------
             INDONESIA (1.1%)
    30,500   Freeport McMoRan Pfd. 'B' (22).....  $   453,687
    40,000   Freeport McMoRan Pfd. 'C' (22).....      490,000
    50,000   Freeport McMoRan Pfd. 'D' (22).....      587,500
                                                  -----------
                                                    1,531,187
                                                  -----------
             GERMANY (0.9%)
    20,500   Hornbach Holdings AG (28)..........    1,225,112
                                                  -----------
             TOTAL PREFERRED STOCK (2.0%)
              (COST $4,443,618).................  $ 2,756,299
                                                  -----------

                                                    MARKET
  AMOUNT     CONVERTIBLE DEBENTURES                  VALUE
-------------------------------------------------------------
             U.S. DOLLAR (1.7%)
$1,000,000   PT Inti Indorayon Utama 7.00% due
              05/02/06 (24).....................  $   190,000
   500,000   Danka Business 6.75% due 04/01/02
              (5)...............................      170,000
   350,000   Medya International Ltd. 10.00% due
              06/28/01 (20).....................      236,250
 1,750,000   Scandinavian Broadcasting 7.25% due
              08/01/05 (20).....................    1,835,313
                                                  -----------
                                                    2,431,563
                                                  -----------
             NON U.S. DOLLAR (2.1%)
     1,527   FF Gaumont SA 3.750% due 01/01/03
              (20)..............................      142,053
    25,000   FF Immobiliere Hoteliere 5.000% due
              01/01/01 (16).....................      827,184
   450,000   GBP Berisford plc 5.000% due
              01/31/15 (9)......................      598,835
   250,000   GBP BAA plc 5.750% due 03/29/06
              (32)..............................      542,047
   500,000   GBP Lonmin Finance Public Co. 6.00%
              due 02/27/04 (3)..................      715,120
   320,000   NZ Shortland Properties Inc. 7.50%
              due 12/31/98 (27).................      112,817
                                                  -----------
                                                    2,938,056
                                                  -----------
             TOTAL CONVERTIBLE SUBORDINATED
              DEBENTURES (3.8%)
              (COST $5,770,436).................  $ 5,369,619
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT     NON-CONVERTIBLE BONDS                   VALUE
-------------------------------------------------------------
             U.S. DOLLAR (1.9%)
$1,500,000   Bangkok Public Co. 8.375% due
              01/15/27 (1)......................  $   915,000
 1,250,000   Federal Republic Of Brazil 6.125%
              due 04/15/24 (15).................      746,875
   500,000   United Mexican States 'A' 6.115%
              due 12/31/19 (15).................      408,125
   500,000   United Mexican States 'B' 6.038%
              12/31/19 (15).....................      408,125
   250,000   United Mexican States 'C' 6.200%
              12/31/19 (15).....................      204,063
                                                  -----------
                                                  $ 2,682,188
                                                  -----------
             NON-U.S. DOLLAR (4.1%)
 4,250,000   AU Queensland Treasury 8.00% due
              09/14/07 (11).....................  $ 3,075,015
   350,000   DE Carlberg Finance 7.00% due
              02/26/13 (15).....................      619,564
 1,000,000   NZ Republic of New Zealand 10.00%
              due 03/15/02 (15).................      597,930
 2,500,000   NZ Trans Power Finance Ltd. 8.00%
              due 03/15/02 (15).................    1,390,696
                                                  -----------
                                                    5,683,205
                                                  -----------
             TOTAL NON-CONVERTIBLE BONDS (6.0%)
              (COST $8,424,991).................  $ 8,365,393
                                                  -----------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                       VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (3.2%)
$4,507,000   Emerson Electric Inc. 5.320%
              01/13/99.........................  $  4,499,007
                                                 ------------
             FINANCE (8.5%)
 6,073,000   American Express 5.700%
              01/04/99.........................     6,070,115
 5,876,000   Prudential Fundind Corp 4.000%
              01/06/99.........................     5,872,736
                                                 ------------
                                                   11,942,851
                                                 ------------
             TOTAL SHORT-TERM NOTES (11.7%)
              (COST $16,411,858)...............  $ 16,441,858
                                                 ------------
             TOTAL HOLDINGS (101.3%)
              (COST $150,945,043) (a)..........  $142,148,952
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (-1.3%)..............    (1,834,320)
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $140,314,632
                                                 ============

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

FOREIGN CURRENCIES
NZ -- New Zealand Dollar
FF -- French Franc
GBP -- British Pound
AU -- Australian Dollar
DE -- Denmark Dollar

INDUSTRY CLASSIFICATIONS

(1)  Agriculture
(2)  Automotive
(3)  Banking
(4)  Building Products
(5)  Capital Goods
(6)  Cement
(7)  Chemicals
(8)  Computer Products
(9)  Consumer Products
(10) Electrical Products
(11) Electronics
(12) Energy and Oil
(13) Food & Beverage
(14) Forest Products
(15) Governmental
(16) Hotels
(17) Health Care
(18) Insurance
(19) Machinery
(20) Media
(21) Metal (non-ferrous)
(22) Mining
(23) Packaging
(24) Paper
(25) Publishing
(26) Rail Equipment
(27) Real Estate
(28) Retailing
(29) Services
(30) Steel
(31) Textile
(32) Transportation
(33) Utilities
(34) Miscellaneous
(35) Investment Companies

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $150,945,043)...........  $142,148,952
  Unrealized gain on forward currency
    contracts (note 5).....................       121,710
  Receivable for fund shares sold..........        27,033
  Dividends and accrued interest
    receivable.............................       662,350
  Other....................................         1,300
                                             ------------
    Total assets...........................   142,961,345
                                             ------------
Liabilities:
  Payable for securities purchased.........       461,966
  Unrealized loss on forward currency
    contracts (note 5).....................     1,787,428
  Payable for shares redeemed..............       235,113
  Payable for investment management
    services (note 3)......................       106,322
  Other accrued expenses...................        55,884
                                             ------------
    Total liabilities......................     2,646,713
                                             ------------
Net assets at market value.................  $140,314,632
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 10,908,860
  Paid-in capital in excess of par value...   140,053,122
  Net unrealized appreciation
    (depreciation) on:
    Investments (note 1)...................    (8,796,091)
    Foreign currency related
      transactions.........................        14,770
    Forward currency contracts (note 5)....    (1,665,718)
  Accumulated net realized loss on
    investments and foreign currency
    related transactions (note 1)..........      (200,311)
                                             ------------
Net assets at market value.................  $140,314,632
                                             ============
Shares outstanding (note 4)................    10,908,860
Net asset value per share..................  $      12.86
                                             ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest (net of $22,667 foreign taxes
    withheld)...............................  $ 2,423,603
  Dividends (net of $262,576 foreign taxes
    withheld)...............................    2,773,386
                                              -----------
    Total investment income.................    5,196,989
                                              -----------
Expenses:
  Management fees (note 3)..................    1,346,274
  Accounting, custody, and transfer agent
    fees (note 3)...........................      338,677
  Directors' fees (note 3)..................        5,561
  Professional fees.........................       21,518
  Printing, proxy, and postage fees.........       24,408
  Other.....................................       10,808
                                              -----------
    Total expenses..........................    1,747,246
                                              -----------
    Net investment income...................  $ 3,449,743
                                              -----------
Realized and unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain from:
    Investments.............................  $ 5,767,926
    Forward currency related transactions...    2,045,021
  Net increase (decrease) in unrealized
    appreciation (depreciation) on:
      Investments...........................     (794,535)
      Foreign currency related
         transactions.......................   (4,223,969)
                                              -----------
      Net gain on investments...............    2,794,443
                                              -----------
      Net increase in net assets from
         operations.........................  $ 6,244,186
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $  3,449,743   $  2,843,376
  Realized gain on investments and foreign currency
    transactions............................................     7,812,947     17,258,280
  Unrealized loss on investments and foreign currency
    transactions............................................    (5,018,504)   (17,805,953)
                                                              ------------   ------------
      Net increase in net assets from operations............     6,244,186      2,295,703
                                                              ------------   ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................    (3,450,422)    (3,725,344)
  Capital gains and foreign currency related transaction
    distributions...........................................    (8,013,258)   (21,388,818)
  Distributions in excess of capital gains and foreign
    currency related transactions...........................       (74,797)             0
                                                              ------------   ------------
      Total dividends and distributions.....................   (11,538,477)   (25,114,162)
                                                              ------------   ------------
From capital share transactions (note 4):
  Received from shares sold.................................    11,643,429     37,696,255
  Received from dividends reinvested........................    11,538,477     25,114,162
  Paid for shares redeemed..................................   (33,603,085)   (21,251,055)
                                                              ------------   ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................   (10,421,179)    41,559,362
                                                              ------------   ------------
      Increase (decrease) in net assets.....................   (15,715,470)    18,740,903
Net Assets:
  Beginning of period.......................................   156,030,102    137,289,199
                                                              ------------   ------------
  End of period (a).........................................  $140,314,632   $156,030,102
                                                              ============   ============
(a) Includes undistributed net investment income of.........  $          0   $        679
                                                              ============   ============

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               1998         1997       1996       1995       1994
                                                              ------       ------     ------     ------     ------
Per share data:
Net asset value, beginning..................................  $13.39       $15.49     $14.38     $13.30     $12.48
Income from investment operations:
  Net investment income.....................................    0.32         0.28       0.25       0.31       0.16
  Net realized and unrealized gain on investments and
    foreign currency transactions...........................    0.24         0.08       1.76       1.28       0.84
                                                              ------       ------     ------     ------     ------
    Total income from investment operations.................    0.55         0.36       2.01       1.59       1.00
                                                              ------       ------     ------     ------     ------
Less distributions:
  Dividends from net investment.............................   (0.32)       (0.37)     (0.25)     (0.28)     (0.12)
  Distributions from net realized capital gains and foreign
    currency related transaction............................   (0.75)       (2.09)     (0.65)     (0.23)     (0.06)
  Distributions in excess of net realized capital gains and
    foreign currency related transaction....................   (0.01)        0.00       0.00       0.00       0.00
                                                              ------       ------     ------     ------     ------
    Total distributions.....................................   (1.08)       (2.46)     (0.90)     (0.51)     (0.18)
                                                              ------       ------     ------     ------     ------
Net asset value, end of period..............................  $12.86       $13.39     $15.49     $14.38     $13.30
                                                              ======       ======     ======     ======     ======
Total return................................................    3.88%        2.11%     14.48%     12.10%      8.07%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    1.17%        1.22%      1.15%      1.12%      1.05%
  Ratio of net investment income to average net assets......    2.31%        1.82%      1.64%      2.29%      1.23%
Portfolio turnover rate.....................................      22%          24%        14%         7%        16%
Net assets at end of period (millions)......................  $140.3       $156.0     $137.3     $ 90.6     $ 62.9

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Capital Appreciation Portfolio seeks maximum capital growth by investing primarily in common stocks

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                      5.91%
Three-year                                   12.19%
Since inception (4/30/94)                    13.55%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The first six months of 1998 was a period of surging stock market gains -- not the kind of environment in which this conservative portfolio outperforms. While the portfolio participated in the market's advance, its asset allocation and value approach to security selection meant that it had much less exposure than many large-cap stock funds to the classic types of stocks that were leading the market, primarily blue chip growth companies. When the bull market turned bearish in the summer of 1998, the portfolio's defensive stance served shareholders well. During the quarter ended September 30, for example, the portfolio held up significantly better than the broad market. When the S&P 500 fell almost 15% in August, the portfolio was down less than 5%.

As of this writing the stock market has roared back, recovering lost ground in record time. As a result, stock valuations seem high to us, just as they appeared last summer before the steep sell-off. The difference is that all signs now seem to point to a definite slowing in the economy next year; demand for US production is dropping, and corporate pricing power is under pressure around the world, hurting profits. On the positive side, low interest rates could provide some cushion for consumer spending. Nevertheless, the stock market has traditionally followed profit trends, which suggest another correction could be in the offing. If this occurs, the Capital Appreciation portfolio should weather the storm better than the overall market. Our investment approach will remain the same regardless of what unfolds. We seek to provide attractive total returns over time for investors who prefer not to be exposed to the full blast of stock market volatility.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 LONG TERM HOLDINGS AS OF DECEMBER 31, 1998

                                       % OF NET ASSETS
                                       ---------------
 1.  Loews Corp                              4.4
 2.  Amerada Hess Corp                       4.0
 3.  Tennessee Valley Authority
     5.88% 04/01/36                          3.0
 4.  Washington Post CL B                    2.9
 5.  Niagra Mohawk Power Co                  2.6
 6.  FirstEnergy Corp                        2.3
 7.  Times Mirror CV LYON Zero
     Coupon 04/14/17                         2.2
 8.  Rouse Co Ser B Pfd CV                   2.2
 9.  Tennessee Valley Authority
     6.235% 07/15/45                         2.0
10.  US Treasury Notes 5.875%
     02/15/00                                1.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Media and Publishing                       10.5
Oil, Energy, and Natural Gas                9.4
Utilities                                   8.4
Municipal                                   6.2
Insurance                                   5.4

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             CHEMICALS (2.4%)
    26,200   Great Lakes Chemical Corp. ........  $ 1,048,000
    56,500  *Octel Corp. .......................      783,937
                                                  -----------
                                                    1,831,937
                                                  -----------
             CONSUMER PRODUCTS (2.7%)
     1,100  *Nine West Group Inc. ..............       17,119
    25,500   Philip Morris Cos., Inc. ..........    1,364,250
    16,000   Polaroid Corp. ....................      299,000
    24,000  *Reebok International...............      357,000
                                                  -----------
                                                    2,037,369
                                                  -----------
             DRUGS (0.2%)
     2,400   Schering-Plough Corp. .............      132,600
                                                  -----------
             DURABLE GOODS (0.0%)
     3,000   A T Cross Co. .....................       16,125
                                                  -----------
             ELECTRICAL EQUIPMENT (2.4%)
     5,000   Exide Corp. .......................       81,250
    55,000   Firstenergy Corp. .................    1,790,937
                                                  -----------
                                                    1,872,187
                                                  -----------
             ENTERTAINMENT & LEISURE (0.6%)
    38,500  *Circus Circus Enterprise...........      440,343
                                                  -----------
             FINANCE (1.9%)
     4,800   Fund American Enterprise...........      672,300
    24,000   Leucadia National Corp. ...........      756,000
                                                  -----------
                                                    1,428,300
                                                  -----------
             FOOD & RELATED (0.6%)
    13,000   McCormick & Co. Inc. ..............      439,563
                                                  -----------
             FORESTRY & PAPER PRODUCTS (3.5%)
    91,000   Domtar Inc. .......................      534,625
     6,500   Georgia-Pacific Timber.............      154,781
    21,000   Johns-Manville Corp. ..............      345,188
   120,500   MacMillan Bloedel..................    1,205,000
     9,000   Weyerhaeuser Co. ..................      457,312
                                                  -----------
                                                    2,696,906
                                                  -----------
             INDUSTRIAL SERVICES (0.9%)
    16,000   Corning Inc. ......................      720,000
                                                  -----------
             INSURANCE (5.4%)
     4,000   Aetna Inc. ........................      314,500
    34,000   Loews Corp. .......................    3,340,500
     6,500   Unitrin, Inc. .....................      466,375
                                                  -----------
                                                    4,121,375
                                                  -----------
             MEDIA & PUBLISHING (7.7%)
    29,000   Chris-Craft Ind., Inc. ............    1,397,437
    11,000   Meredith Corp. ....................      416,625
    40,500   New York Times Co. CL A............    1,404,844
     6,500   Readers Digest CL A................      163,719
     9,300   Readers Digest CL B................      224,362
     3,900   Washington Post CL B...............    2,253,956
                                                  -----------
                                                    5,860,943
                                                  -----------

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             METALS & MINING (2.2%)
    64,800   Homestake Mining Co. ..............  $   595,350
    59,000   Newmont Mining Corp. ..............    1,065,688
                                                  -----------
                                                    1,661,038
                                                  -----------
             OIL, ENERGY & NATURAL GAS (9.5%)
    62,000   Amerada Hess Corp. ................    3,084,500
     8,000   Atlantic Richfield Co. ............      522,000
     4,800   Kerr McGee.........................      183,600
    61,000   Mitchell Energy/Development CL B...      709,125
     1,500   Mitchell Energy/Development CL A...       17,156
    27,500   Murphy Oil Corp. ..................    1,134,375
    19,600  *Oryx Energy Co. ...................      263,375
    20,250   Texaco, Inc. ......................    1,070,719
    10,500   Unocal Corp. ......................      306,469
                                                  -----------
                                                    7,291,319
                                                  -----------
             RETAIL (1.6%)
     7,500   JC Penney Co. .....................      351,563
   188,000  *Petrie Stores -- Liq. Trust
              Unit..............................      387,750
    27,000  *Toys R' Us.........................      455,625
                                                  -----------
                                                    1,194,938
                                                  -----------
             TRANSPORTATION (0.5%)
    25,500   Overseas Shipholding Inc. .........      409,594
                                                  -----------
             UTILITIES (4.8%)
    32,000   Kansas City Power & Light Co. .....      948,000
     4,000   Nevada Power Co. ..................      104,000
   123,000   *Niagara Mohawk Power..............    1,983,375
    17,400   Unicom Corp. ......................      670,988
                                                  -----------
                                                    3,706,363
                                                  -----------
             TOTAL U.S. COMMON STOCK (46.9%)
              (COST $33,276,101)................  $35,860,900
                                                  -----------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             CANADA (0.6%)
             TRANSPORTATION & EQUIPMENT
    25,000   Canadian Pacific Ltd. .............  $   471,875
                                                  -----------
             UNITED KINGDOM (2.7%)
             BUSINESS SERVICES (0.1%)
    42,000   Lonrho Africa plc..................       39,014
                                                  -----------
             CHEMICALS (1.3%)
    15,500   English China Clays Plc............       41,907
     9,500   Hanson Trust plc ADR...............      370,500
    17,000   Imperial Chemical Industries.......      593,938
                                                  -----------
                                                    1,006,345
                                                  -----------
             INDUSTRIAL SERVICES (0.1%)
    15,438   BTR plc Ord. 30.769 Par............       31,752
                                                  -----------
             MEDICAL & RELATED (0.8%)
   214,000   Smith & Nephew.....................      663,785
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             METALS & MINING (0.4%)
    60,000   Lonrho plc.........................  $   327,426
                                                  -----------
             TOTAL UNITED KINGDOM...............    2,068,322
                                                  -----------
             SWITZERLAND (0.2%)
             BANKING
        20   Bank for International
              Settlements.......................  $   126,942
                                                  -----------
             TOTAL FOREIGN STOCK (3.5%)
              (COST $2,661,994).................  $ 2,667,139
                                                  -----------
             TOTAL COMMON STOCK (50.4%)
              (COST $35,938,094)................  $38,528,039
                                                  ===========

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             BUSINESS SERVICES (0.4%)
     5,600   Sealed Air $2 Conv. Series A         $   290,500
                                                  -----------
             FINANCE (0.5%)
     7,000   Kemper Co. 5.75% Series E (144A)...      366,625
     2,800   Reckson Assoc. 7.625% Conv.........       59,150
                                                  -----------
                                                      425,775
                                                  -----------
             INDUSTRIAL SERVICES (0.1%)
     1,000   Unocal Corp. 6.25% Conv............       48,625
                                                  -----------
             REAL ESTATE (2.2%)
    39,000   Rouse Co. $3 Series B Conv.........    1,691,625
                                                  -----------
             TRANSPORTATION (1.3%)
    21,500   Union Pacific Capital Trust 6.25%
              Conv. (144A)......................      997,625
                                                  -----------
             UTILITIES (1.3%)
     4,940   Cleveland Electric adj. rate Ser.
              L.................................      495,235
       265   Cleveland Electric 9.% Ser. S......      282,225
     2,632   Entergy Gulf Series B..............      132,258
       971   Niagara Mohawk Power Ser. B........       24,457
     3,200   Niagara Mohawk Power Ser. C........       80,200
                                                  -----------
                                                    1,014,375
                                                  -----------
             TOTAL PREFERRED STOCK (5.8%)
              (COST $4,338,970).................  $ 4,468,525
                                                  -----------

   FACE                                             MARKET
  AMOUNT          US CONVERTIBLE DEBENTURES          VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (0.7%)
$  375,000   The Pep Boys MM&J Lyons, zero
              coupon contracts due 09/20/11.....  $   196,406
   375,000   The Pep Boys MM & J 4.000% due
              09/01/99..........................      369,375
                                                  -----------
                                                      565,781
                                                  -----------
             CONSUMER PRODUCTS (0.4%)
   420,000   Nine West Group Inc. 5.50% due
              07/15/03..........................      331,275
                                                  -----------

   FACE                                             MARKET
  AMOUNT          US CONVERTIBLE DEBENTURES          VALUE
-------------------------------------------------------------
             DRUGS (0.2%)
$  200,000   McKesson Corp. 4.500% due
              03/01/04..........................  $   187,145
                                                  -----------
             ELECTRICAL EQUIPMENT (1.1%)
   180,000   Exide Corp. (144A) 2.900% due
              12/15/05..........................      106,425
   300,000   Motorola Inc. zero coupon contract
              due 09/27/13......................      225,000
   565,000   National Semiconductor 6.500% due
              10/01/02..........................      498,613
                                                  -----------
                                                      830,038
                                                  -----------
             ENTERTAINMENT & LEISURE (0.1%)
    50,000   Ogden Corp. Euro 5.750% due
              10/20/02..........................       48,981
                                                  -----------
             HOTEL/LODGING (1.4%)
   610,000   Hilton Hotels 5.000% due
              05/15/06..........................      552,812
   740,000   Marriott Intl., zero coupon
              contracts due 03/25/11............      481,000
                                                  -----------
                                                    1,033,812
                                                  -----------
             INDUSTRIAL SERVICES (0.6%)
   890,000   Roche Holdings (144A) zero coupon
              contracts due 05/06/12............      475,598
                                                  -----------
             INSURANCE SERVICES (1.2%)
 1,100,000   Loews Corp. 3.125% 09/15/07........      880,000
                                                  -----------
             MEDIA & PUBLISHING (2.9%)
   125,000   Clear Channel Communications 2.625%
              due 04/01/03......................      133,906
   355,000   News America Hldgs, zero coupons
              contracts due 03/11/13............      205,456
   150,000   Thomas Nelson CL B (144A) 5.750%
              due 11/30/99......................      151,500
 3,775,000   Times Mirror, zero coupon contracts
              due 04/15/17......................    1,722,344
                                                  -----------
                                                    2,213,206
                                                  -----------
             MEDICAL & RELATED (2.0%)
   165,000   Centocor Inc. 4.750% due
              02/15/05..........................      174,694
 1,075,000   Chiron Corp. 1.900% due 11/17/00...    1,097,844
   475,000   Phycor Inc. 4.500% due 02/15/03....      287,375
                                                  -----------
                                                    1,559,913
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.1%)
    50,000   Oryx Energy Co. 7.500% due
              05/15/14..........................       49,250
                                                  -----------
             REAL ESTATE & LEASING (0.8%)
   620,000   Rouse Co. 5.750% due 07/23/02......      631,682
                                                  -----------
             METALS & MINING (3.5%)
 1,260,000   Homestake Mining (144A) 5.500% due
              06/23/00..........................    1,209,750
   300,000   Inco Ltd. 7.750% due 03/15/16......      270,000
 1,350,000   Inco Ltd. 5.750% due 07/01/04......    1,171,125
                                                  -----------
                                                    2,650,875
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT          US CONVERTIBLE DEBENTURES          VALUE
-------------------------------------------------------------
             UTILITIES (2.3%)
$  500,000   Potomac Electricity & Power Co.
              5.000% due 09/01/02...............  $   485,625
 3,160,000   US Cellular Lyons, zero coupon
              contracts due 06/15/15............    1,299,550
                                                  -----------
                                                    1,785,175
                                                  -----------
             TOTAL US CONVERTIBLE DEBENTURES
              (17.3%) (COST $12,982,917)........  $13,242,731
                                                  -----------

   FACE                                             MARKET
  AMOUNT       FOREIGN CONVERTIBLE DEBENTURES        VALUE
-------------------------------------------------------------
             CANADA (0.7%)
             FORESTRY & PAPER PRODUCTS
$  200,000   Weston Ltd. George 3.000% due
              06/30/23..........................  $   122,566
                                                  -----------
             METALS & MINING
   700,000   Teck Corp. 3.750% due 07/15/06.....      456,750
                                                  -----------
             TOTAL CANADA.......................      579,316
                                                  -----------
             FRANCE (1.2%)
             COMMUNICATIONS
   820,000   France Telecommunications 2.000%
              due 01/01/04......................      887,650
                                                  -----------
             NETHERLANDS (0.1%)
             INDUSTRIAL SERVICES
    68,000   Nedlloyd 4.250% due 03/15/01.......       39,082
                                                  -----------
             UNITED KINGDOM (1.3%)
             FINANCIAL SERVICES
   590,000   Lonmin Finance Public Ltd. 6.000%
              due 02/27/04......................      845,294
                                                  -----------
             MISCELLANEOUS
    80,000   Peninsula & Orient 7.250% due
              05/19/03..........................      146,629
                                                  -----------
             TOTAL UNITED KINGDOM...............      991,923
                                                  -----------
             TOTAL FOREIGN CONVERTIBLE
              DEBENTURES (3.3%) (COST
              $2,414,860).......................  $ 2,497,971
                                                  -----------
             TOTAL CONVERTIBLE DEBENTURES
              (20.6%)
              (COST $2,414,860).................  $15,740,702
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (5.3%)
$  400,000   FNMA 6.375% 01/16/02...............  $   414,516
   100,000   FNMA 5.370% 02/07/01...............      100,797
   200,000   U.S. Treasury Note 6.250%
              04/30/01..........................      207,125

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
$1,400,000   U.S. Treasury Note 5.875%
              02/15/00..........................  $ 1,418,375
   400,000   U.S. Treasury Note 6.250%
              10/31/01..........................      416,750
   250,000   U.S. Treasury Note 6.125%
              07/31/00..........................      255,547
 1,000,000   U.S. Treasury Note 5.500%
              02/28/99..........................    1,001,563
   250,000   U.S. Treasury Note 6.750%
              05/31/99..........................      252,109
                                                  -----------
                                                    4,066,782
                                                  -----------
             MUNICIPAL (6.2%)
   400,000   California State 5.250% 10/01/11...      434,428
   450,000   Tennessee Valley Authority PR
              5.980% 04/01/36...................      472,561
 2,200,000   Tennessee Valley Authority Ser. C
              5.880% 04/01/36...................    2,309,338
 1,450,000   Tennessee Valley Authority Ser. B
              6.235% 07/15/45...................    1,521,460
                                                  -----------
                                                    4,737,787
                                                  -----------
             COMMUNICATIONS (0.7%)
   500,000   Bellsouth Telecomm 5.850%
              11-15-45..........................      510,232
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (12.2%)
              (COST $9,154,762).................  $ 9,314,801
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             CHEMICALS (3.9%)
$3,025,000   Dupont (EI) De Nemours Co. 5.140%
              02/05/99..........................  $ 3,009,883
                                                  -----------
             COMMUNICATIONS (3.3%)
 2,500,000   Motorola Inc. 5.120% 01/26/99......    2,491,111
                                                  -----------
             ELECTRICAL EQUIPMENT (2.8%)
 2,140,000   GE Capital Inc. 5.200% 01/21/99....    2,133,818
                                                  -----------
             METALS & MINING (0.4%)
   330,000   Aluminum Co. of America 5.250%
              02/04/99..........................      328,364
                                                  -----------
             TOTAL SHORT TERM NOTES (10.4%)
              (COST $7,963,176).................  $ 7,963,176
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                   PUT OPTION PURCHASES             MARKET
 SHARES       STOCK/EXPIRATION/EXERCISE PRICE       VALUE
-------------------------------------------------------------
1,400....   Clear Channel/Jan/$55..............  $      3,587
600......   Clear Channel/Jan/$60..............         3,675
1,500....   IBM/Jan/$130.......................            94
1,600....   MCI Worlcom Inc./Jan/$55...........           100
1,500....   Pharmacia & Upjohn/Jan/$50.........           187
2,000....   Reebok Intl/Jan/$35................        39,750
1,500....   Schering PloughCorp./Feb/$105......         2,438
13,000...   Timer Warner Inc./Mar/$50..........         7,313
            TOTAL PUT OPTION PURCHASE (0.1%)
             (COST $170,470)...................  $     57,144
                                                 ------------
            TOTAL HOLDINGS (99.5%).
             (COST $72,963,249) (a)............  $ 76,072,387
                                                 ------------
            CASH & RECEIVABLES, NET OF
             LIABILITIES (0.5%)................       445,435
                                                 ------------
            TOTAL NET ASSETS (100.0%)..........  $ 76,517,822
                                                 ============

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $3,307,523 or 4.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors

     The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $72,963,249).............  $76,072,387
  Cash in bank..............................      135,399
  Receivable for securities sold............      255,843
  Receivable for fund shares sold...........       27,845
  Dividends and accrued interest
    receivable..............................      421,152
  Other.....................................        3,026
                                              -----------
    Total assets............................   76,915,652
                                              -----------
Liabilities:
  Payable for securities purchased..........      312,720
  Payable for shares redeemed...............       14,659
  Payable for investment management services
    (note 3)................................       51,379
  Other accrued expenses....................       19,072
                                              -----------
    Total liabilities.......................      397,830
                                              -----------
Net assets at market value..................  $76,517,822
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 5,924,074
  Paid-in capital in excess of par value....   67,498,215
  Accumulated net realized loss on
    investments (note 1)....................      (14,210)
  Net unrealized appreciation on investments
    (note 1)................................    3,109,138
  Undistributed net investment income.......          605
                                              -----------
Net assets at market value..................  $76,517,822
                                              ===========
Shares outstanding (note 4).................    5,924,074
Net asset value per share...................  $     12.92
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $ 1,590,305
  Dividends.................................      813,657
                                              -----------
    Total investment income.................    2,403,962
                                              -----------
Expenses:
  Management fees (note 3)..................      559,341
  Custodian fees (note 3)...................       16,510
  Directors' fees (note 3)..................        2,320
  Professional fees.........................        9,836
  Accounting and transfer agent fees........       47,000
  Other.....................................       13,246
                                              -----------
    Total expenses..........................      648,253
                                              -----------
    Net investment income...................  $ 1,755,709
                                              -----------
Realized and unrealized gain on investments:
  Net realized gain from investments........  $ 5,789,990
  Net decrease in unrealized appreciation on
    investments.............................   (3,695,595)
                                              -----------
    Net gain on investments.................    2,094,395
                                              -----------
    Net increase in net assets from
      operations............................  $ 3,850,104
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                              -----------------   -----------------
From operations:
  Net investment income.....................................     $ 1,755,709         $ 1,390,500
  Realized gain on investments..............................       5,789,990           2,209,729
  Unrealized gain (loss) on investments.....................      (3,695,595)          3,325,188
                                                                 -----------         -----------
    Net increase in net assets from operations..............       3,850,104           6,925,417
                                                                 -----------         -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................      (1,758,879)         (1,682,334)
  Capital gains distributions...............................      (5,804,200)         (3,070,931)
  Distributions in excess of capital gains..................         (30,044)                  0
                                                                 -----------         -----------
    Total dividends and distributions.......................      (7,593,123)         (4,753,265)
                                                                 -----------         -----------
From capital share transactions (note 4):
  Received from shares sold.................................      18,944,729          17,953,371
  Received from dividends reinvested........................       7,593,123           4,753,265
  Paid for shares redeemed..................................      (6,108,105)         (3,328,937)
                                                                 -----------         -----------
    Increase in net assets derived from capital share
     transactions...........................................      20,429,747          19,377,699
                                                                 -----------         -----------
      Increase in net assets................................      16,686,728          21,549,851
Net Assets:
  Beginning of period.......................................      59,831,094          38,281,243
                                                                 -----------         -----------
  End of period (a).........................................     $76,517,822         $59,831,094
                                                                 ===========         ===========
(a) Includes undistributed net investment income of.........     $       605         $     3,775
                                                                 ===========         ===========

 FINANCIAL HIGHLIGHTS

                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------      MAY 1, 1994 TO
                                                               1998         1997       1996       1995      DECEMBER 31, 1994
                                                              ------       ------     ------     ------     -----------------
Per share data:
Net asset value, beginning of period........................  $13.53       $12.93     $11.99     $10.25          $10.00
Income from investment operations:
  Net investment income.....................................    0.34         0.39       0.48       0.39            0.22
  Net realized and unrealized gain on investments...........    0.46         1.48       1.31       1.85            0.23
                                                              ------       ------     ------     ------          ------
    Total income from investment operations.................    0.80         1.87       1.79       2.24            0.45
                                                              ------       ------     ------     ------          ------
Less distributions:
  Dividends from net investment income......................   (0.34)       (0.46)     (0.44)     (0.29)          (0.20)
  Distributions from net realized capital gains.............   (1.06)       (0.81)     (0.41)     (0.21)           0.00
  Distributions in excess of capital gains..................   (0.01)        0.00       0.00       0.00            0.00
                                                              ------       ------     ------     ------          ------
    Total distributions.....................................   (1.41)       (1.27)     (0.85)     (0.50)          (0.20)
                                                              ------       ------     ------     ------          ------
Net asset value, end of period..............................  $12.92       $13.53     $12.93     $11.99          $10.25
                                                              ======       ======     ======     ======          ======
Total return................................................    5.91%       15.19%     15.75%     22.62%           4.53%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.93%        0.95%      0.97%      0.96%           0.98%(a,c)
  Ratio of net investment income to average net assets......    2.52%        2.88%      3.90%      3.47%           3.24%(a,c)
Portfolio turnover rate.....................................      45%          41%        37%        32%             20%
Net assets at end of period (millions)......................  $ 76.5       $ 59.8     $ 38.3     $ 19.3          $  6.8

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses of the Capital Appreciation Portfolio for the period ending December 31, 1994. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.05% and the annualized ratio of net investment income to average net assets would have been 3.18%.

                       THIS PAGE INTENTIONALLY LEFT BLANK

SMALL CAP PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Small Cap Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    10.57%
Three-year                                  12.18%
Since inception (4/30/94)                   19.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

While 1998 has been a volatile year with many cross-currents, there remains a generally positive environment for most investors: low inflation, low unemployment, and steady but moderate economic growth.

International financial crises, particularly in Asia, stalled many economies around the world and affected corporate growth globally. This backdrop favored large companies for most of the year, but from the bottom of the October correction, small-cap performance has improved significantly. From October 8 through December 4, the benchmark Russell 2000 outperformed both the S&P 500 and the DJIA by more than 6% and 9%, respectively.

The Ohio National Small-Cap Fund has benefited from this upswing in small-company stocks. It has dramatically outperformed the Russell 2000, gaining more than 46.0% from its low, versus 30% for the index since October. Using our disciplined, bottom-up process, we continue to find companies with strong fundamentals and innovative products. The valuation differential, which favors small companies, is encouraging, and we are optimistic that as the economic environment remains subdued, the superior growth characteristics of small-caps stocks will be realized.

We enter 1999 with a generally positive economic setting. It is expected that interest rates around the world will continue to fall, with expectations that inflation will remain low. Economic growth in the United States continues at a slow, but positive pace, and Europe should benefit from the cross-border business brought by the new euro. Although the worst of the crisis in Asia may be behind us, we believe the weakness in Asia will be measured in years, not months.

These factors should provide a favorable environment overall for financial assets, particularly stocks of smaller companies. We believe the growth in communications and global commerce should continue to provide opportunities for many companies. We are excited about the opportunities being created in the small-cap market, and we are confident that on a long-term basis, small companies will provide superior returns.

 CHANGE IN VALUE OF $10,000 INVESTMENT

LOGO

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                      % of Net Assets
 1.  King Pharmaceuticals                   2.5
 2.  Medics Pharmaceutical CI A             2.3
 3.  Gemstar International                  1.9
 4.  Insight Enterprises                    1.9
 5.  USWeb Corp                             1.9
 6.  HNC Software                           1.9
 7.  Global Imaging Systems Inc             1.7
 8.  Concord EFS Inc                        1.7
 9.  Viatel Inc                             1.7
10.  Watson Pharmaceutical                  1.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                    % of Net Assets
Computer and Related                     15.7
Medical and Related                      12.3
Electronics                               8.8
Retail                                    7.7
Drugs                                     7.6

The prices of small company stocks are generally more volatile than the price of large company stocks.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES              U.S. COMMON STOCK                VALUE
-------------------------------------------------------------
          BUSINESS SERVICES (7.0%)
 30,175   *Concord EFS Inc......................  $ 1,278,666
 21,900   *IT Group Inc.........................      243,638
  6,825   *Lason Inc............................      397,130
 12,825   *Metzler Group........................      624,417
 28,200   *Personal Group of America Inc........      493,500
  6,650   *Probusiness Services Inc.............      302,575
 14,000   *Pre Paid Legal Services Inc..........      462,000
 55,088   *US Web Corp..........................    1,452,933
                                                  -----------
                                                    5,254,859
                                                  -----------
          COMMUNICATIONS (6.6%)
 40,000   *Allegiance Telecom Inc...............      485,000
 31,525   *Com21 Inc............................      662,025
 97,175   *Digital Microwave Corp...............      665,041
  9,875   *Pegasus Communications Corp..........      247,492
 12,000   *RF Micro Devices Inc.................      556,500
          *Terayon Communications Systems
 13,550    Inc..................................      501,350
  8,175   *Uniphase Corp........................      567,141
 55,600   *Viatel Inc...........................    1,271,850
                                                  -----------
                                                    4,956,399
                                                  -----------
          COMPUTER & RELATED (15.7%)
 13,100   *Avant! Corp..........................      209,600
 12,675   *Bindview Development.................      348,562
 51,225   *Brio Technology Inc..................      906,042
 19,200   *Brooktrout Technology Inc............      328,800
 11,850   *Check Point Software Tech Ltd........      542,878
 13,050   *Documentum Inc.......................      697,359
  5,750   *Electronic Arts......................      322,719
 30,425   *Exchange Application Inc.............      597,091
 35,525   *HNC Software.........................    1,436,542
 36,050   *IMRglobal Corp.......................    1,061,222
 19,800   *MMC Networks Inc.....................      262,350
 26,950   *Macromedia Inc.......................      907,878
  9,800   *Microchip Technology Inc.............      362,600
 21,025   *Pinnacle Systems Inc.................      751,644
 11,175   *Sapient Systems Inc..................      625,800
 45,650   *Software AG Systems Inc..............      827,406
 10,900   *Transaction System Architects........      545,000
 12,675   *Veritas Software.....................      759,708
  8,600   *Wind River Systems...................      404,200
                                                  -----------
                                                   11,897,401
                                                  -----------
          COMPUTER SERVICES (5.2%)
 39,300   *Checkfree Holdings Corp..............      918,637
 11,250   *Complete Business Solutions..........      381,094
 30,000   *Computer Horizons Corp...............      798,750
 28,025   *Mastech Corporation..................      802,216
 34,250   *Sykes Enterprises Inc................    1,044,625
                                                  -----------
                                                    3,945,322
                                                  -----------
          CONSUMER PRODUCTS (4.3%)
 34,750   *Action Performance Co. Inc...........    1,229,281
 69,200   *American Bank Note Holographics......    1,211,000
 52,550   *Helen of Troy........................      771,828
                                                  -----------
                                                    3,212,109
                                                  -----------

                                                    MARKET
SHARES              U.S. COMMON STOCK                VALUE
-------------------------------------------------------------
          DRUGS (7.6%)
 23,575   Jones Pharmaceuticals Inc.............  $   860,487
 73,700   *King Pharmaceuticals Inc.............    1,925,413
 29,125   *Medicis Pharmaceutical CL A..........    1,736,578
 19,675   *Watson Pharmaceuticals Inc...........    1,237,066
                                                  -----------
                                                    5,759,544
                                                  -----------
          EDUCATIONAL SERVICES (0.3%)
  7,025   *Sylvan Learning Systems Inc..........      214,263
                                                  -----------
          ELECTRONICS (8.8%)
 17,000   *Applied Micro Circuits Corp..........      577,469
 39,400   *Brooks Automation Inc................      576,225
  9,625   *Dycom Industries.....................      549,828
 55,387   *Remec Inc............................      996,966
 22,800   *SDL Inc..............................      903,450
 12,350   *Sanmina Corp.........................      771,875
 40,850   *Sawtek Inc...........................      714,875
 22,075   *Sipex Corporation....................      775,384
  6,500   *Veeco Instruments Inc................      345,313
  9,900   *Vitesse Semiconductor Corp...........      451,687
                                                  -----------
                                                    6,663,072
                                                  -----------
          ENTERTAINMENT & LEISURE (1.5%)
 23,625   *Family Golf Centers Inc..............      466,594
 66,000   *Loews Cineplex Entertainment.........      668,250
                                                  -----------
                                                    1,134,844
                                                  -----------
          FINANCIAL SERVICES (0.4%)
 21,700   Cash America Investments Inc..........      329,569
                                                  -----------
          FOOD & RELATED (0.9%)
 13,600   *U.S. Foodservice Inc.................      666,400
                                                  -----------
          HOTEL/LODGING (0.4%)
 29,025   *Silverleaf Resorts Inc...............      270,295
                                                  -----------
          INDUSTRIAL SERVICES (2.1%)
      0   *Allied Waste Industries Inc..........            6
  8,050   *Eastern Environmental Services.......      238,481
 35,106   *Safety-Kleen Corp....................      495,872
 43,825   *Superior Services Inc................      879,239
                                                  -----------
                                                    1,613,598
                                                  -----------
          INSURANCE (2.6%)
 31,450   *Annuity & Life.......................      849,150
 19,350   HCC Insurance Holdings Inc............      341,044
 55,400   Scottish Annuity & Life Hldgs. Ltd....      761,750
                                                  -----------
                                                    1,951,944
                                                  -----------
          MACHINERY (0.6%)
 19,525   *Advanced Energy Industries...........      488,125
                                                  -----------
          MEDIA & PUBLISHING (3.6%)
 26,200   *Gemstar Intl. Group Ltd..............    1,499,950
 74,175   *Zomax Optical Media Inc..............    1,205,344
                                                  -----------
                                                    2,705,294
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES              U.S. COMMON STOCK                VALUE
-------------------------------------------------------------
          MEDICAL & RELATED (12.3%)
 22,100   *Andrx Corp. .........................  $ 1,132,625
 78,625   *Capital Senior Living................    1,095,836
  3,454   Cardinal Health Inc. .................      262,072
 21,300   *Cerner Corp. ........................      569,775
 43,000   *Concentra Managed Care Inc. .........      459,563
  4,650   *Envoy Corp. .........................      270,863
 30,978   HBO & Company.........................      888,667
  8,075   *Idexx Laboratories Inc. .............      217,268
 25,000   *Kendle Intl. Inc. ...................      584,375
 37,800   *Laser Vision Centers Inc. ...........      837,506
 16,175   *Medical Manager Corp. ...............      507,491
  9,800   *NCS Healthcare Inc. .................      232,750
 45,050   *Orthodontic Centers of America.......      875,659
 15,350   *Parexel Intl. Corp. .................      383,750
  8,450   *Perclose Inc. .......................      279,906
 13,925   *Sunrise Assisted Living Inc. ........      722,359
                                                  -----------
                                                    9,320,465
                                                  -----------
          OIL, ENERGY & NATURAL GAS (0.7%)
 23,225   *KTI Inc..............................      502,241
                                                  -----------
          REAL ESTATE & LEASING (0.7%)
 46,175   *Fairfield Communities Inc............      510,811
                                                  -----------
          RENTAL AUTO/EQUIPMENT (1.4%)
 41,200   *National Equipment Services..........      473,800
 17,800   *Rental Service Corp..................      279,237
  9,750   *United Rentals Inc...................      322,969
                                                  -----------
                                                    1,076,006
                                                  -----------
          RESTAURANTS (1.6%)
 41,745   CKE Restaurants.......................    1,228,868
                                                  -----------
          RETAIL (7.7%)
 15,600   *American Eagle Outfitters............    1,039,350
 23,725   Burlington Coat Factory Warehouse.....      387,014
 17,250   *Elder-Beerman Stores.................      199,453
 54,200   *Global Imaging Systems Inc...........    1,314,350
 14,300   *Linens N Things......................      566,638
  7,650   *Saks Inc.............................      241,453
  9,925   *Select Comfort Corp..................      262,392
 10,625   *The Men's Wearhouse Inc..............      337,344
 21,975   *The Wet Seal, Inc....................      663,370
 42,725   *Transworld Entertainment Corp........      814,445
                                                  -----------
                                                    5,825,809
                                                  -----------
          TRAVEL & VACATION SERVICES (1.1%)
 11,625   *Pegasus Systems......................      418,500
 14,200   *Travel Services Itnl. ...............      433,100
                                                  -----------
                                                      851,600
                                                  -----------

                                                    MARKET
SHARES              U.S. COMMON STOCK                VALUE
-------------------------------------------------------------
          WHOLESALE (3.5%)
 12,250   *CDW Computer Centers Inc.............  $ 1,175,234
 28,480   *Insight Enterprises Inc..............    1,448,920
                                                  -----------
                                                    2,624,154
                                                  -----------
          TOTAL U.S. COMMON STOCK (96.6%)
           (COST $53,021,698)...................  $73,002,992
                                                  -----------

                                                    MARKET
SHARES             FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
          BRITAIN (0.7%)
          MEDIA
33,600    *Flextech Plc.........................  $   339,968
                                                  -----------
          MISCELLANEOUS
49,670    Wetherspoon (J.D.)....................      147,475
                                                  -----------
          TOTAL BRITAIN.........................      487,443
                                                  -----------
          NETHERLANDS (0.5%)
          MISCELLANEOUS
3,085     *Hunter Douglas NV....................      101,644
          TRANSPORTATION
7,100     *IHC Caland...........................      293,353
                                                  -----------
          TOTAL NETHERLANDS.....................      394,997
                                                  -----------
          TOTAL FOREIGN COMMON STOCK (1.2%)
          (COST $733,441).......................  $   882,440
                                                  -----------
          TOTAL COMMON STOCK (97.8%)
          (COST $53,755,139)....................  $73,885,432
                                                  -----------

   FACE                                             MARKET
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL (3.3%)
$2,523,000   Star Bank 3.500% 01/04/99
              repurchase price $2,523,968
              collateralized by GNMA
              certificates pool #8375 due
              02/20/24 (Cost $2,523,000)........  $ 2,523,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (3.3%)
              (COST $2,523,000).................  $ 2,523,000
                                                  -----------
             TOTAL HOLDINGS (101.1%)
              (COST $56,278,139) (a)............  $76,408,432
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES
              (-1.1%)...........................     (832,452)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $75,575,980
                                                  ===========

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $56,278,139).............  $ 76,408,432
  Cash in bank..............................           275
  Receivable for fund shares sold...........         3,903
  Dividends and accrued interest
    receivable..............................         4,207
  Other.....................................         2,962
                                              ------------
    Total assets............................    76,419,779
                                              ------------
Liabilities:
  Payable for securities purchased..........       696,825
  Payable for shares redeemed...............        83,846
  Payable for investment management services
    (note 3)................................        45,389
  Other accrued expenses....................        17,739
                                              ------------
    Total liabilities.......................       843,799
                                              ------------
Net assets at market value..................  $ 75,575,980
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  3,651,357
  Paid-in capital in excess of par value....    55,992,752
  Accumulated net realized loss on
    investments (note 1)....................    (4,198,422)
  Net unrealized appreciation on investments
    (note 1)................................    20,130,293
                                              ------------
Net assets at market value..................  $ 75,575,980
                                              ------------
Shares outstanding (note 4).................     3,651,357
Net asset value per share...................  $      20.70
                                              ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...................................  $   334,356
  Dividends..................................       46,390
                                               -----------
    Total investment income..................      380,746
                                               -----------
Expenses:
  Management fees (note 3)...................      490,439
  Custodian fees (note 3)....................       14,100
  Directors' fees (note 3)...................        2,270
  Professional fees..........................        9,836
  Fund accounting fees.......................       37,286
  Other......................................       13,886
                                               -----------
    Total expenses...........................      567,817
                                               -----------
    Net investment loss......................  $  (187,071)
                                               -----------
Realized and unrealized gain on investments:
  Net realized loss from investments.........  $(4,198,422)
  Net increase in unrealized appreciation on
    investments..............................   11,754,403
                                               -----------
      Net gain on investments................    7,555,981
                                               -----------
      Net increase in net assets from
         operations..........................  $ 7,368,910
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 1998    DECEMBER 31, 1997
                                                                -----------------    -----------------
From operations:
  Net investment loss.......................................       $  (187,071)         $   (47,515)
  Realized gain (loss) on investments.......................        (4,198,422)           2,695,780
  Unrealized gain on investments............................        11,754,403            1,661,151
                                                                   -----------          -----------
      Net increase in net assets from operations............         7,368,910            4,309,416
                                                                   -----------          -----------
Dividends and distributions to shareholders:
  Capital gains distributions...............................              (961)          (2,462,490)
                                                                   -----------          -----------
From capital share transactions (note 4):
  Received from shares sold.................................        16,824,812           21,480,666
  Received from dividends reinvested........................               961            2,462,490
  Paid for shares redeemed..................................        (6,922,311)          (5,950,001)
                                                                   -----------          -----------
      Increase in net assets derived from capital share
       transactions.........................................         9,903,462           17,993,155
                                                                   -----------          -----------
         Increase in net assets.............................        17,271,411           19,840,081
Net Assets:
  Beginning of period.......................................        58,304,569           38,463,709
                                                                   -----------          -----------
  End of period.............................................       $75,575,980          $58,303,790
                                                                   ===========          ===========

 FINANCIAL HIGHLIGHTS

                                                                     YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------     MAY 1, 1994 TO
                                                               1998       1997       1996       1995     DECEMBER 31, 1994
                                                              ------     ------     ------     ------    -----------------
Per share data:
Net asset value, beginning of period........................  $18.72     $18.03     $15.85     $11.99         $10.00
Income (loss) from investment operations:
  Net investment income (loss)..............................   (0.06)     (0.02)     (0.08)     (0.02)          0.18
  Net realized & unrealized gain on investments.............    2.04       1.54       2.80       3.95           1.94
                                                              ------     ------     ------     ------         ------
    Total income from investment operations.................    1.98       1.52       2.72       3.93           2.12
                                                              ------     ------     ------     ------         ------
Less distributions:
  Dividends from net investment income......................    0.00       0.00       0.00      (0.07)         (0.13)
  Distributions from net realized capital gains.............    0.00      (0.83)     (0.54)      0.00           0.00
                                                              ------     ------     ------     ------         ------
    Total distributions.....................................    0.00      (0.83)     (0.54)     (0.07)         (0.13)
                                                              ------     ------     ------     ------         ------
Net asset value, end of period..............................  $20.70     $18.72     $18.03     $15.85         $11.99
                                                              ======     ======     ======     ======         ======
Total return................................................   10.57%      8.47%     17.71%     33.01%         21.26%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.91%      0.94%      0.96%      0.96%          0.91%(a,c)
  Ratio of net investment income to average net assets......   (0.30%)    (0.11%)    (0.48%)    (0.11%)         3.27%(a,c)
Portfolio turnover rate.....................................      99%        80%        70%        75%            22%
Net assets at end of period (millions)......................  $ 75.6     $ 58.3     $ 38.5     $ 16.0         $  3.3

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses of the Small Cap Portfolio for the period ending December 31, 1994. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 0.95% and the annualized ratio of net investment income to average net assets would have been 3.24%.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

GLOBAL CONTRARIAN PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Global Contrarian Portfolio seeks to provide long-term growth of capital by investing in foreign and domestic securities that are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     3.53%
Three-year                                   9.02%
Since inception (3/31/95)                    9.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Global Contrarian Portfolio contains mostly small and obscure stocks which we believe are neglected. They also have exposure to commodity and/or "hard asset" related stocks in U.S. as well as foreign markets. Finally, they hold emerging market debt instruments, both corporate and sovereign. Stock markets fell sharply around the world during the third quarter and then rebounded sharply during the fourth quarter. Small stocks and commodity related stocks continued to fare poorly, especially compared to the big growth stocks.

The portfolio has been reducing its exposure to commodities-related securities over the last eighteen months as weaker global economic growth is anticipated in the medium-term following the Asian crisis. Exposure to certain Latin American debt instruments has also been reduced. Simultaneously, the portfolio recently started buying selected stocks and bonds that appear depresses significantly in a few Asian countries, as well as in Australia, the U.S., and Europe.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                      % of Net Assets
 1.  Edipresse Sa Br New                    2.9
 2.  Manpower Inc                           2.5
 3.  Shaw Brothers (Hong Kong)
     Limited                                2.2
 4.  Kuhne & Nagel International AG         2.1
 5.  Sagem ADP                              2.1
 6.  Chemed Corp                            2.0
 7.  Independent Press Comm                 2.0
 8.  CDL Hotels                             2.0
 9.  San Juan Basin Royalty                 1.9
10.  Kaneb Services, Inc                    1.5

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
United States                             32.6
Switzerland                                8.5
France                                     7.6
New Zealand                                4.8
Hong Kong                                  4.2

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           CAPITAL GOODS (1.7%)
   4,000   Bandag Inc. CL A.....................  $   139,500
   3,000   Franklin Electric Co. Inc. ..........      202,500
                                                  -----------
                                                      342,000
                                                  -----------
           CHEMICALS (1.2%)
  20,000   Lawter International Inc. ...........      232,500
                                                  -----------
           CONSUMER PRODUCTS (0.9%)
   1,000   Allen Organ Co. CL B.................       38,000
   5,000   Jostens Inc. ........................      130,938
                                                  -----------
                                                      168,938
                                                  -----------
           ELECTRICAL EQUIPMENT (0.5%)
   5,000   *UCAR International Inc. ............       89,062
                                                  -----------
           ENERGY, OIL & NATURAL GAS (4.8%)
  75,000   *Kaneb Services Inc. ................      304,688
  30,000   Matrix Service Co. ..................      142,500
  70,000   *San Juan Basin Royalty Trust........      380,625
   6,000   *Weatherford Intl. ..................      116,250
                                                  -----------
                                                      944,063
                                                  -----------
           FINANCE (1.4%)
   7,500   East Texas Financial Services........       60,938
   8,000   *First Federal Financial Services....      100,000
   8,500   *Redwood Financial Inc. .............      121,125
                                                  -----------
                                                      282,063
                                                  -----------
           FOOD & RELATED (1.2%)
  20,000   *Seneca Food Corp. CL A..............      245,000
                                                  -----------
           FORESTRY PRODUCTS (1.2%)
   1,000   Georgia Pacific Corp. ...............       58,563
   1,000   Georgia Pacific Corp. Timber Group...       23,812
   3,000   *Greif Brothers CL A.................       87,562
   1,500   Rayonier Inc. .......................       68,906
                                                  -----------
                                                      238,843
                                                  -----------
           METALS & MINING (1.1%)
     150   Case Pomeroy Inc. Class A............      168,750
   1,000   Reynolds Metals Co. .................       52,688
                                                  -----------
                                                      221,438
                                                  -----------
           REAL ESTATE (0.2%)
   2,000   Alico Inc. ..........................       36,000
                                                  -----------
           RETAIL (0.4%)
  10,000   Hancock Fabrics......................       83,750
                                                  -----------
           SERVICES (5.0%)
  12,000   Chemed Corp. ........................      402,000
  20,000   Manpower Inc. .......................      503,750
   4,000   UniFirst Corp. ......................       91,250
                                                  -----------
                                                      997,000
                                                  -----------

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           TECHNOLOGY (1.8%)
  20,000   *BEI Medical Systems Inc. ...........  $    38,750
  10,000   BEI Technologies Inc. ...............       93,750
   8,000   *Evans & Sutherland Corp. ...........      141,000
   4,575   *Teltrend Inc. ......................       87,497
                                                  -----------
                                                      360,997
                                                  -----------
           TOTAL U.S. COMMON STOCK (21.4%) (COST
            $4,422,331).........................  $ 4,241,654
                                                  -----------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             SWITZERLAND (8.5%)
        40   *Bank of Intl. Settlements (3).....  $   254,731
     2,000   Edipresse SA Bearer (25)...........      574,964
       500   Kuehne & Nagel Intl. AG (32).......      418,486
       500   Sika Finanz AG Bearer (7)..........      149,927
       700   *Socit Generale d'Affichage (2)....      257,787
                                                  -----------
                                                    1,655,895
                                                  -----------
             FRANCE (7.6%)
     1,000   Didot-Bottin (25)..................      144,908
     5,000   Emin-Leydier (24)..................      216,468
       300   Eurafrance (35)....................      208,507
       800   *Groupe NSC (19)...................       98,752
       900   Rougier SA (14)....................       44,632
     1,490   Sabeton (35).......................      202,585
     1,000   Sagem (8)..........................      411,467
       400   Sucriere Pithiviers (1)............      193,211
                                                  -----------
                                                    1,520,530
                                                  -----------
             HONG KONG (4.2%)
 1,524,287   CDL Hotels Intl. Ltd (16)..........      391,524
 1,000,000   Shaw Brothers Ltd (20).............      432,397
                                                  -----------
                                                      823,921
                                                  -----------
             JAPAN (3.7%)
    30,000   *Dai Tokyo Fire & Marine Ins Co
              (18)..............................      105,750
    25,000   Dowa Fire & Marine Ins Co (18).....       92,531
     2,500   Fuji Photo Film Co. Ltd (9)........       92,531
     2,500   Fuji Photo Film Co. Ltd ADR (9)....       91,562
    20,000   Nittetsu Mining Co. Ltd (22).......       51,641
     1,000   Toho Co. (20)......................      136,418
    25,000   Yomeishu Seizo Co. Ltd (13)........      158,846
                                                  -----------
                                                      729,279
                                                  -----------
             SINGAPORE (3.5%)
   200,000   Clipsal Ind. Inc. (10).............      200,000
   200,000   DelGro Corp. Ltd (34)..............      259,237
    85,000   Intraco Ltd (34)...................       29,346
   400,000   Thakral Corp. Ltd (34).............      204,724
                                                  -----------
                                                      693,307
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             NEW ZEALAND (2.8%)
   200,000   Carter Holt Harvey Ltd (14)........  $   178,908
   200,000   Mainfreight Ltd (29)...............      162,070
   600,000   Shortland Properties (27)..........      211,532
                                                  -----------
                                                      552,510
                                                  -----------
             SOUTH AFRICA (1.8%)
     7,000   Anglogold Ltd ADR (22).............      136,938
    22,500   *Driefontein ADR (22)..............       90,000
    25,000   *Gold Fields Ltd (22)..............      137,940
                                                  -----------
                                                      364,878
                                                  -----------
             GERMANY (1.7%)
       100   *Axel Springer Verlag AG (20)......       84,087
       700   Buderus AG (5).....................      258,566
                                                  -----------
                                                      342,653
                                                  -----------
             AUSTRALIA (1.2%)
   100,000   Amalgamated Holdings (35)..........      246,435
                                                  -----------
             NETHERLANDS (1.2%)
     3,000   Bosch & Keuning NV (20)............       90,967
    12,080   European City Estates NV (27)......      150,373
                                                  -----------
                                                      241,340
                                                  -----------
             MEXICO (1.2%)
   515,000   Grupo Fernandez Editors (25).......       40,815
    62,500   *Industrias Penoles SA de CV
              (21)..............................      189,298
                                                  -----------
                                                      230,113
                                                  -----------
             THAILAND (0.5%)
    20,000   Oriental Hotel (16)................      102,063
                                                  -----------
             BELGIUM (0.4%)
       700   Engrais Rosier SA (34).............       79,336
                                                  -----------
             LATIN AMERICA (0.4%)
    10,000   *Antofagasta Holdings plc (35).....       29,434
    75,000   *Ledesma SA (1)....................       47,294
                                                  -----------
                                                       76,728
                                                  -----------
             CANADA (0.3%)
     1,250   *Canadian Hunter Exploration
              (12)..............................        8,164
     2,180   Nexfor Inc. (24)...................        8,615
     5,000   Noranda Inc. (21)..................       49,804
                                                  -----------
                                                       66,583
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (39.0%)
              (COST $8,237,812).................  $ 7,725,571
                                                  -----------
             TOTAL COMMON STOCKS (60.4%) (COST
              $12,660,143)......................  $11,967,225
                                                  -----------

                                                    MARKET
  SHARES           FOREIGN PREFERRED STOCK           VALUE
-------------------------------------------------------------
             INDONESIA (1.5%)
    10,000   Freeport McMoRan Pfd. 'C' (22).....  $   122,500
    15,000   Freeport McMoRan Pfd. 'D' (22).....      176,250
                                                  -----------
                                                      298,750
                                                  -----------

                                                    MARKET
  SHARES           FOREIGN PREFERRED STOCK           VALUE
-------------------------------------------------------------
             NEW ZEALAND (2.0%)
   100,000   Independent Press Comm. (25).......  $   394,650
                                                  -----------
             TOTAL FOREIGN PREFERRED STOCK
              (3.5%) (COST $986,422)............  $   693,400
                                                  -----------

                                                     MARKE
  SHARES            U.S. PREFERRED STOCK             VALUE
-------------------------------------------------------------
             CONTAINERS (1.0%)
     4,000   Sealed Air Corp. Conv. ............  $   207,500
                                                  -----------
             REAL ESTATE (0.5%)
     7,000   Price Enterprises Inc. ............  $    96,688
                                                  -----------
             TOTAL US PREFERRED STOCK (1.5%)
              (COST $231,527)...................  $   304,188
                                                  -----------
             TOTAL PREFERRED STOCK (5.0%) (COST
              $1,217,949).......................  $   997,588
                                                  -----------

   FACE                                             MARKET
  AMOUNT            NON-CONVERTIBLE BONDS            VALUE
-------------------------------------------------------------
             U.S. DOLLAR (2.1%)
$  300,000   *Bangkok Public Co. 8.375% due
              01/15/27..........................  $   183,000
    50,000   Cemex SA 9.500% due 09/20/01 (6)...       50,250
   200,000   *Grupo Televisa 13.250% due
              05/15/08 (20).....................      149,500
    50,000   PT Pabrik Kertas Tjiwi Kimia
              13.250% due 08/01/01 (14).........       33,250
                                                  -----------
                                                      416,000
                                                  -----------
             TOTAL NON-CONVERTIBLE BONDS (2.1%)
              (COST $339,584)...................  $   416,000
                                                  -----------

   FACE                                             MARKET
  AMOUNT           CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
             U.S. DOLLAR (4.1%)
$  124,000   Air & Water Technology Corp. 8.000%
              due 05/15/15 (29).................  $    81,840
   200,000   Lukinter Finance 1.000% due
              11/03/03 (12).....................       56,000
   155,000   IRSA 4.500% due 08/02/03 (4).......      157,713
   250,000   Tipco Asphalt Co. 2.750% due
              09/19/06 (6)......................      201,250
   100,000   Samsung Electronics Co. Ltd due
              12/31/07 (11).....................       90,000
   300,000   ICTSI 1.750% due 03/13/04 (6)......      229,500
                                                  -----------
                                                      816,303
                                                  -----------
             NON U.S. DOLLAR (0.3%)
     2,000   FF Immobilier Hotelier 5.000%
              01/01/01 (25).....................       66,175
                                                  -----------
             TOTAL CONVERTIBLE DEBENTURES (4.4%)
              (COST $1,036,413).................  $   882,478
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (4.3%)
$  849,000   Ford Motor Credit Co. 5.970%
              01/06/99..........................  $   848,296
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (9.6%)
   970,000   Emerson Electric Inc. 5.320%
              01/13/99..........................  $   968,280
   937,000   Hitachi America Ltd 4.850%
              01/19/99..........................      934,728
                                                  -----------
                                                    1,903,008
                                                  -----------
             FINANCIAL (4.9%)
   975,000   American Express 5.250% 01/08/99...      974,004
                                                  -----------
             INSURANCE SERVICES (4.8%)
   960,000   Prudential Funding Corp. 5.950
              01/07/99..........................      959,048
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             RESTAURANTS (4.2%)
   825,000   McDonalds Corp. 5.880% 01/04/99....  $   824,596
                                                  -----------
             TOTAL SHORT-TERM NOTES (27.8%)
              (COST $5,508,952).................  $ 5,508,952
                                                  -----------
             TOTAL HOLDINGS (97.7%)
              (COST $20,763,041) (a)............  $19,772,243
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.3%)................       45,971
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $19,818,214
                                                  ===========

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal Income tax purposes.

FOREIGN CURRENCIES
FF -- French Franc

Industry Classifications

 (1)  Agriculture
 (2)  Automotive
 (3)  Banking
 (4)  Building Products
 (5)  Capital Goods
 (6)  Cement
 (7)  Chemicals
 (8)  Computer Products
 (9)  Consumer Products
(10)  Electrical Products
(11)  Electronics
(12)  Energy and Oil
(13)  Food & Beverage
(14)  Forest Products
(15)  Governmental
(16)  Hotels
(17)  Health Care
(18)  Insurance
(19)  Machinery
(20)  Media
(21)  Metal (non-ferrous)
(22)  Mining
(23)  Packaging
(24)  Paper
(25)  Publishing
(26)  Rail Equipment
(27)  Real Estate
(28)  Retailing
(29)  Services
(30)  Steel
(31)  Textile
(32)  Transportation
(33)  Utilities
(34)  Miscellaneous
(35)  Holding Companies

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $20,763,041).............  $19,772,243
  Cash in bank..............................       49,433
  Unrealized gain on forward currency
    contracts (note 5)......................          556
  Receivable for fund shares sold...........        2,269
  Dividends and accrued interest
    receivable..............................       56,441
  Other.....................................           81
                                              -----------
    Total assets............................   19,881,023
                                              -----------
Liabilities:
  Unrealized loss on forward currency
    contracts (note 5)......................       20,532
  Payable for shares redeemed...............        7,737
  Payable for investment management services
    (note 3)................................       15,122
  Other accrued expenses....................       19,418
                                              -----------
    Total liabilities.......................       62,809
                                              -----------
Net assets at market value..................  $19,818,214
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,842,278
  Paid-in capital in excess of par value....   19,017,026
  Accumulated net realized gain on
    investments and foreign currency
    transactions (note 1)...................      (31,657)
  Net unrealized appreciation (depreciation)
    on:
    Investments (note 1)....................     (990,798)
    Foreign currency related transactions...        1,341
    Forward currency contracts (note 5).....      (19,976)
                                              -----------
Net assets at market value..................  $19,818,214
                                              ===========
Shares outstanding (note 4).................    1,842,278
Net asset value per share...................  $     10.76
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...................................  $  340,309
  Dividends (net of $22,495 foreign taxes
    withheld)................................     390,389
                                               ----------
    Total investment income..................     730,698
                                               ----------
Expenses:
  Management fees (note 3)...................     175,546
  Accounting, custody, and transfer agent
    fees (note 3)............................      66,350
  Directors' fees (note 3)...................         766
  Professional fees..........................       3,320
  Printing, postage, and proxy fees..........       3,686
  Other......................................       1,377
                                               ----------
    Total expenses...........................     251,045
                                               ----------
    Net investment income....................  $  479,653
                                               ----------
Realized and unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain from:
    Investments..............................  $1,750,418
    Forward currency related transactions....      49,555
  Net increase in unrealized depreciation on:
      Investments............................  (1,627,039)
      Foreign currency related
         transactions........................     (84,425)
                                               ----------
      Net gain on investments................      88,509
                                               ----------
      Net increase in net assets from
         operations..........................  $  568,162
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $   479,653    $   338,300
  Realized gain on investments and foreign currency
    transactions............................................    1,799,973        923,298
  Unrealized gain (loss) on investments and foreign currency
    transactions............................................   (1,711,464)       212,957
                                                              -----------    -----------
      Net increase in net assets from operations............      568,162      1,474,555
                                                              -----------    -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (479,631)      (430,394)
  Capital gains and foreign currency related transaction
    distributions...........................................   (1,831,630)    (1,126,860)
                                                              -----------    -----------
      Total dividends and distributions.....................   (2,311,261)    (1,557,254)
                                                              -----------    -----------
From capital share transactions (note 4):
  Received from shares sold.................................    4,215,794      7,002,064
  Received from dividends reinvested........................    2,311,261      1,557,254
  Paid for shares redeemed..................................   (2,989,242)    (1,742,872)
                                                              -----------    -----------
      Increase in net assets derived from capital share
       transactions.........................................    3,537,813      6,816,446
                                                              -----------    -----------
         Increase in net assets.............................    1,794,714      6,733,747
Net Assets:
  Beginning of period.......................................   18,023,500     11,289,753
                                                              -----------    -----------
  End of period (a).........................................  $19,818,214    $18,023,500
                                                              ===========    ===========
(a) Includes overdistributed net investment income of.......  $         0    $       (22)
                                                              ===========    ===========

 FINANCIAL HIGHLIGHTS

                                                                    YEARS ENDED DECEMBER 31,                  APRIL 1,
                                                         ----------------------------------------------       1995 TO
                                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                             1998             1997             1996             1995
                                                         ------------     ------------     ------------     ------------
Per share data:
Net asset value, beginning of period...................     $11.73           $11.66           $10.80           $10.00
Income from investment operations:
  Net investment income................................       0.29             0.29             0.28             0.13
  Net realized and unrealized gain on investments and
    foreign currency transactions......................       0.12             1.03             1.00             0.75
                                                            ------           ------           ------           ------
      Total income from investment operations..........       0.42             1.32             1.28             0.88
                                                            ------           ------           ------           ------
Less distributions:
  Dividends from net investment income.................      (0.29)           (0.38)           (0.24)           (0.08)
  Distributions from net realized capital gains and
    foreign currency related transactions..............      (1.10)           (0.87)           (0.18)            0.00
                                                            ------           ------           ------           ------
      Total distributions..............................      (1.39)           (1.25)           (0.42)           (0.08)
                                                            ------           ------           ------           ------
Net asset value, end of period.........................     $10.76           $11.73           $11.66           $10.80
                                                            ======           ======           ======           ======
Total return...........................................       3.53%           11.67%           12.09%            8.89%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..............       1.30%            1.32%            1.29%            1.58%(a,c)
  Ratio of net investment income to average net
    assets.............................................       2.48%            2.33%            2.44%            1.64%(a)
Portfolio turnover rate................................         55%              29%              18%               6%
Net assets at end of period (millions).................     $ 19.8           $ 18.0           $ 11.3           $  4.4

---------------
(a) Annualized
(b) Calculated on an aggregate basis (not annualized)
(c) The advisor has reimbursed certain operating expenses of the Global Contrarian Portfolio for the period ended December 31, 1995. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized ratio of net investment income to average net assets would have been 1.32%.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth. The portfolio invests in a diversified collection of securities believed to represent attractive growth opportunities.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURNS:
One-year                                      7.84%
Three-year                                    6.93%
Since inception (3/31/95)                    12.47%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The portfolio has outperformed the small-cap Russell 2000 for the year, but lagged the Russell Mid-Cap Growth and S&P 500 Indexes in spite of appropriate strategic moves. Performance was especially hurt by our heavy positions in small-cap stocks, which were devastated by the flight to quality, even though the majority of our investments have hit their profit targets. Stock selection emphasized dependable growth companies, whose profits should hold up even in the face of an economic downturn.

We began positioning the portfolio's investments for a deteriorating economic climate and difficult stock market during the third quarter. We decreased exposure to cyclicals and retail stocks, and increased cash to reinforce the portfolio's defensive posture. Heavy cash positions hurt relative performance after the market began to rebound in October. Financial Stocks were also trimmed due to their lower earnings trend.

Most macroeconomic indicators point to a decline in U.S. economic activity and corporate profits in the next few quarters. The Fed appears willing to counter the slowdown with the use of monetary stimulus. Although we remain cautious, valuations for all but the few largest stocks have become extremely attractive. We will continue to exploit the best growth opportunities in companies with capable management and dependable earnings.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Central Garden and Pet                   4.8
 2.  Sybron International Corp-Wis            2.7
 3.  Equity Corporation
     International                            2.3
 4.  Corrections Corp of America              2.1
 5.  Coinmatch Laundry Corp                   2.0
 6.  Henry Schein Inc                         2.0
 7.  Chancellor Media Corp Class A            2.0
 8.  United Stationers Inc                    1.9
 9.  Household International Inc              1.9
10.  Rayovac Corporation                      1.7

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Retail                                     11.5
Business Services                           8.9
Medical and Related                         8.7
Computer and Related                        7.0
Industrial Services                         6.1

The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES          COMMON STOCK                       VALUE
-------------------------------------------------------------
             ADVERTISING (1.7%)
     2,375  *Lamar Advertising Co. CL A.........  $    88,469
    12,253  *Outdoor Systems Inc. ..............      367,590
                                                  -----------
                                                      456,059
                                                  -----------
             AUTOMOTIVE & RELATED (0.5%)
     3,050   Harley-Davidson Inc. ..............      144,494
                                                  -----------
             BANKING (2.7%)
    12,660   Household Intl. Inc. ..............      501,653
     8,925   TCF Financial Corp. ...............      215,873
                                                  -----------
                                                      717,526
                                                  -----------
             BROADCAST RADIO & TV (0.5%)
     4,500  *Infinity Broadcasting Corp. .......      123,188
                                                  -----------
             BUSINESS SERVICES (8.9%)
     5,525  *Consolidated Graphics Inc. ........      373,283
    24,873  *Modis Professional Services........      360,659
    15,125  *Pierce Leahy Corp. ................      385,687
     6,400   Pittston Brink's Group.............      204,000
     8,625   Service Master Corp. ..............      190,289
    19,800  *United Stationers Inc. ............      514,800
     2,675   Xerox Corp. .......................      315,650
                                                  -----------
                                                    2,344,368
                                                  -----------
             COMPUTER & RELATED (7.0%)
     7,625  *Black Box Corp. ...................      288,797
    13,775  *Global Imaging Systems Inc. .......      334,044
     5,200   HBO & Co. .........................      149,175
     2,100   IBM................................      387,975
     3,625  *Lexmark Intl. Group CL A...........      364,312
     3,100  *Security Dynamics Tech Inc. .......       71,300
     4,400  *Storage Technology Corp. ..........      156,475
     3,200  *Sykes Enterprises..................       97,600
                                                  -----------
                                                    1,849,678
                                                  -----------
             COMMUNICATIONS (4.4%)
     7,800  *American Tower Corp. CL A..........      230,587
     2,400  *Aware Inc. ........................       65,250
    20,054  *Davel Communications Group
              Inc. .............................      365,986
     2,700  *MCI Worldcom Inc. .................      193,725
     5,500  *Tele-Communications TCI Group......      304,219
                                                  -----------
                                                    1,159,767
                                                  -----------
             CONSUMER PRODUCTS & SERVICES (5.4%)
     8,550  *Action Performance Co. ............      302,456
    22,550  *Equity Corporation
              International.....................      598,984
     5,400   Newell Co. ........................      222,750
     5,500   Philip Morris Cos. Inc. ...........      294,250
                                                  -----------
                                                    1,418,440
                                                  -----------
             DRUGS (0.7%)
    26,900  *Halsey Drug Co. Inc. ..............       36,987
     4,200   Jones Pharma Inc. .................      153,300
                                                  -----------
                                                      190,287
                                                  -----------

                                                    MARKET
  SHARES     COMMON STOCK                            VALUE
-------------------------------------------------------------
             DURABLE GOODS (1.1%)
     7,675   Applied Power Inc. CL. A...........  $   289,731
                                                  -----------
             EDUCATIONAL PRODUCTS & SERVICES (1.5%)
    11,575  *ITT Educational Services Inc. .....      393,550
                                                  -----------
             ELECTRICAL EQUIPMENT (2.7%)
     5,000  *Micron Technology Inc. ............      252,813
    17,550   Rayovac Corp. .....................      468,366
                                                  -----------
                                                      721,179
                                                  -----------
             ENTERTAINMENT & LEISURE (4.5%)
    11,975  *Bally Total Fitness Holding
              Corp. ............................      297,878
     9,500   International Game Technology......      230,969
    17,593  *SCP Pool Corp. ....................      266,094
     5,425  *Viacom Inc. CL B...................      401,450
                                                  -----------
                                                    1,196,391
                                                  -----------
             FINANCE (3.8%)
     6,050   Associates First Capital Corp. ....      256,369
     3,275   Block, H&R Inc. ...................      147,375
     6,450   Citigroup..........................      319,275
     2,400   Dime Bancorp Inc. .................       63,450
     9,200   Waddell & Reed Financial...........      217,925
                                                  -----------
                                                    1,004,394
                                                  -----------
             FOOD & RELATED (1.1%)
     2,600   Lancaster Colony Corp. ............       83,525
     8,100  *Merkert American Corp. ............      122,513
     1,900  *US Foodservice.....................       93,100
                                                  -----------
                                                      299,138
                                                  -----------
             INDUSTRIAL SERVICES (6.1%)
    41,425  *Coinmatch Laundry Corp. ..........      538,525
     8,950  *Republic Services Inc. CL A........      165,016
    20,950  *Superior Services Inc. ............      420,309
     1,500  *Valassis Communications Inc. ......       77,438
     8,801   Waste Management Inc. .............      410,323
                                                  -----------
                                                    1,611,611
                                                  -----------
             INSURANCE (2.8%)
     9,500   American Bankers Ins. Group........      459,563
    15,950  *Compdent Corp. ....................      165,481
     2,000   *Mony Group Inc. ..................       62,625
     1,345   Protective Life....................       53,556
                                                  -----------
                                                      741,225
                                                  -----------
             MEDIA & PUBLISHING (3.3%)
    11,075  *Chancellor Media Corp. CL A........      530,216
     6,200  *Clear Channel Communications.......      337,900
                                                  -----------
                                                      868,116
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO(CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES          COMMON STOCK                       VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (8.7%)
     7,350  *Cytyc Corp. .......................  $   189,263
     4,200  *Datascope..........................       96,600
     3,150   McKesson Corp. ....................      249,047
    11,833  *Henry Schein Inc. .................      529,527
     2,200  *Medtronic Inc. ....................      163,350
     6,650  *PSS World Medical Inc. ............      152,950
     5,850  *Steris Corp. ......................      166,359
    23,800  *Sybron Intl. Corp.-Wis. ...........      647,063
     1,250   Warner-Lambert Co. ................       93,984
                                                  -----------
                                                    2,288,143
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.5%)
     9,225  *Noble Drilling Corp. ..............      119,348
                                                  -----------
             PRIVATE CORRECTIONS (2.1%)
    32,250  *Corrections Corp. of America.......      568,406
                                                  -----------
             REAL ESTATE INVESTMENT TRUSTS (1.6%)
     4,250   CCA Prison Realty Trust............       87,125
    34,800   Sunstone Hotel Inves tors Inc. ....      328,425
                                                  -----------
                                                      415,550
                                                  -----------
             RESTAURANTS (2.2%)
     8,900  *PJ America Inc. ...................      161,312
     5,300  *Papa Johns Intl. Inc. .............      233,863
    30,300  *Rainforest Cafe Inc. ..............      183,694
                                                  -----------
                                                      578,869
                                                  -----------
             RETAIL (11.5%)
    89,000  *Central Garden and Pet Co. ........    1,279,375
     2,150   Loews Companies Inc. ..............      110,053
     9,575  *MSC Industrial Direct Co. CL A.....      216,634
    37,500  *Movie Gallery Inc. ................      267,188
    11,600  *Office Depot Inc. .................      428,475
    11,925   Pier 1 Imports Inc. ...............      115,523
     5,400   Regis Corp. Minn RJQ...............      216,000
     1,400   Rite Aid Corp. ....................       69,388
     7,200  *School Specialty Inc. .............      153,900
     9,425  *Wilmar Industries Inc. ............      191,445
                                                  -----------
                                                    3,047,981
                                                  -----------
             RENTAL AUTO/EQUIPMENT (1.3%)
    11,100  *Renters Choice Inc. ...............      352,425
                                                  -----------
             TRANSPORTATION & EQUIPMENT (2.9%)
     8,450   Burlington Northern Sante Fe.......      285,188
     8,250  *Hub Group Inc. CL A................      159,844
     6,275   Kansas City Southern Ind. Inc. ....      308,651
                                                  -----------
                                                      753,683
                                                  -----------

                                                    MARKET
  SHARES          COMMON STOCK                       VALUE
-------------------------------------------------------------
             UTILITIES (0.2%)
     1,000   Montana Power Co. .................  $    56,560
                                                  -----------
             TOTAL COMMON STOCKS (89.7%)
              (COST $22,504,624)................   23,710,107
                                                  -----------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             MEDIA & PUBLISHING (0.6%)
     6,600   News Corp. Ltd.....................  $   162,938
                                                  -----------
             TOTAL PREFERRED STOCK (0.6%)
              (COST $162,199)...................  $   162,938
                                                  -----------

   FACE                                             MARKET
  AMOUNT          SHORT-TERM OBLIGATIONS             VALUE
-------------------------------------------------------------
             GOVERNMENT (0.4%)
$   75,000   US Treasury Bills 4.370%
              04/01/99..........................  $    74,217
    25,000   US Treasury Bills 4.450%
              03/25/99..........................       24,761
                                                  -----------
             TOTAL SHORT-TERM OBLIGATIONS (0.4%)
              (COST $98,924)....................  $    98,978
                                                  -----------

   FACE                                             MARKET
  AMOUNT          REPURCHASE AGREEMENTS              VALUE
-------------------------------------------------------------
             FINANCIAL (2.7%)
$  707,000   Star Bank 3.50% due 01/04/99
              repurchase price $707,275
              collateralized by GNMA
              certificates pool# 8375 due
              02/20/24 (Cost $707,000)..........  $   707,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (2.7%)
              (COST $707,000)...................  $   707,000
                                                  -----------
             TOTAL HOLDINGS (93.4%)
              (COST $23,472,747) (a)............  $24,679,023
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (6.6%)................    1,768,126
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $26,447,149
                                                  ===========

---------------

 *  Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

    The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $23,472,747)............  $ 24,679,023
  Cash in bank.............................           993
  Receivable for securities sold...........     1,888,483
  Receivable for fund shares sold..........        22,575
  Dividends and accrued interest
    receivable.............................         8,282
  Other....................................        12,150
                                             ------------
    Total assets...........................    26,611,506
                                             ------------
Liabilities:
  Payable for securities purchased.........       137,120
  Payable for securities redeemed..........         1,707
  Payable for investment management
    services (note 3)......................        16,811
  Other accrued expenses...................         8,719
                                             ------------
    Total liabilities......................       164,357
                                             ------------
Net assets at market value.................  $ 26,447,149
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  2,372,412
  Paid-in capital in excess of par value...    23,142,547
  Accumulated net realized gain on
    investments (note 1)...................      (307,236)
  Net unrealized appreciation on:
    Investments (note 1)...................     1,206,276
    Futures contracts (note 1).............        33,150
                                             ------------
Net assets at market value.................  $ 26,447,149
                                             ============
Shares outstanding (note 4)................     2,372,412
Net asset value per share..................  $      11.15
                                             ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...................................  $   91,865
  Dividends..................................     101,471
                                               ----------
    Total investment income..................     193,336
                                               ----------
Expenses:
  Management fees (note 3)...................     182,408
  Custodian fees (note 3)....................       4,850
  Directors' fees (note 3)...................         851
  Professional fees..........................       3,770
  Accounting and transfer agent fees.........      17,760
  Other......................................       5,337
                                               ----------
    Total expenses...........................     214,976
                                               ----------
    Net investment loss......................  $  (21,640)
                                               ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) from:
    Investments..............................  $1,799,308
    Futures contracts........................    (357,846)
  Net increase in unrealized appreciation on:
    Investments..............................     341,658
    Futures contracts........................      33,150
                                               ----------
      Net gain on investments................   1,816,270
                                               ----------
      Net increase in net assets from
         operations..........................  $1,794,630
                                               ==========

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                                DECEMBER       DECEMBER
                                                                  31,            31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment (loss).....................................  $    (21,640)  $    (61,720)
  Realized gain on investments and futures contracts........     1,441,462      1,523,817
  Unrealized gain on investments and futures contracts......       374,808        318,599
                                                              ------------   ------------
      Net increase in net assets from operations............     1,794,630      1,780,696
                                                              ------------   ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................             0       (172,523)
  Capital gains distributions...............................    (1,782,997)       (65,296)
                                                              ------------   ------------
      Total dividends and distributions.....................    (1,782,997)      (237,819)
                                                              ------------   ------------
From capital share transactions (note 4):
  Received from shares sold.................................     7,546,285      8,136,995
  Received from dividends reinvested........................     1,782,997        237,819
  Paid for shares redeemed..................................    (2,786,473)    (2,034,563)
                                                              ------------   ------------
      Increase in net assets derived from capital share
       transactions.........................................     6,542,809      6,340,251
                                                              ------------   ------------
         Increase in net assets.............................     6,554,442      7,883,128
Net Assets:
  Beginning of period.......................................    19,892,707     12,009,579
                                                              ------------   ------------
  End of period.............................................  $ 26,447,149   $ 19,892,707
                                                              ============   ============

 FINANCIAL HIGHLIGHTS

                                                                                                   APRIL 1,
                                                                 YEARS ENDED DECEMBER 31,          1995 TO
                                                              ------------------------------     DECEMBER 31,
                                                               1998         1997       1996          1995
                                                              ------       ------     ------     ------------
Per share data:
Net asset value, beginning of period........................  $11.09       $10.03     $11.84        $10.00
Income from investment operations:
  Net investment income (loss)..............................   (0.01)       (0.05)      1.64          1.56
  Net realized and unrealized gain (loss) on investments....    0.88         1.29      (1.59)         1.08
                                                              ------       ------     ------        ------
    Total income from investment operations.................    0.87         1.24       0.05          2.64
                                                              ------       ------     ------        ------
Less distributions:
  Dividends from net investment income (loss)...............    0.00        (0.14)     (1.86)        (0.80)
  Distributions from net realized capital gains.............   (0.81)       (0.04)      0.00          0.00
                                                              ------       ------     ------        ------
    Total distributions.....................................   (0.81)       (0.18)     (1.86)        (0.80)
                                                              ------       ------     ------        ------
Net asset value, end of period..............................  $11.15       $11.09     $10.03        $11.84
                                                              ======       ======     ======        ======
Total return................................................    7.84%       12.53%      0.76%        26.95%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.94%        0.97%      1.01%         1.02%(a)
  Ratio of net investment income to average net assets......   (0.09%)      (0.40%)    15.81%        18.18%(a)
Portfolio turnover rate.....................................     203%         193%      1987%         1488%
Net assets at end of period (millions)......................  $ 26.4       $ 19.9     $ 12.0        $  4.0

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

                       THIS PAGE INTENTIONALLY LEFT BLANK

CORE GROWTH PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The objective of the Core Growth Portfolio is to provide long-term capital appreciation.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:

One-year                                    8.82%
Since inception (1/3/97)                    2.74%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

We can sum up the second half of 1998 in one word -- volatile. The large-cap indexes hit their summer peak in mid-July, then lost ground through the rest of July and hit a low for the third quarter on the last day of August. In September, stocks staged a healthy rebound, but did not recover to their levels at the end of the second quarter. The market declined significantly in early October, only to rebound even more dramatically through the end of the year.

Throughout the year, small-cap and mid-cap stocks did not participate fully when the market was going up, but they certainly participated when the market went down. We entered the fourth quarter with the S&P 500 Index up 6% and the Russell 2000 Index down 16% for the year -- a remarkable divergence of returns.

We think that smaller stocks will participate more fully in any market increases this year for several reasons. Earnings growth has slowed drastically for the larger companies that make up the S&P 500 Index. At the same time earnings growth in the small and mid-cap universe remains strong and valuations are at or near all time lows. Finally, while emerging market economies continue to be a concern, we believe any improvement in these countries should make investors more willing to hold less liquid stocks.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Citrix Systems Inc.                     3.0
 2.  Guidant Corp.                           2.5
 3.  EMC Corp.                               2.4
 4.  Cisco Systems                           2.2
 5.  Premier Parks                           2.1
 6.  MCI Worldcom                            2.1
 7.  Macromedia                              1.8
 8.  Compuware Corp.                         1.8
 9.  United Rentals Inc.                     1.8
10.  Carnival Corp.                          1.7

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer and Related                      13.9
Medical & Related                         12.7
Electrical Equipment                      10.0
Communications                             8.5
Network Products & Services                7.9

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                   MARKET
SHARES                COMMON STOCK                  VALUE
------------------------------------------------------------
         ADVERTISING (1.7%)
800...   *Getty Images Inc. ...................  $    13,750
6,200..  *Outdoor Systems Inc. ................      186,000
                                                 -----------
                                                     199,750
                                                 -----------
         AEROSPACE (0.6%)
2,300..  *Kellstrom Industries.................       66,125
                                                 -----------
         AUTOMOTIVE & RELATED (1.6%)
4,000..  *Harley Davidson, Inc. ...............      189,500
                                                 -----------
         BROADCAST RADIO & TV (3.5%)
1,800..  *Citadel Communications...............       46,575
6,700..  *Fox Entertainment Group..............      168,756
3,100..  *Jacor Communications.................      199,563
                                                 -----------
                                                     414,894
                                                 -----------
         BUSINESS SERVICES (3.9%)
2,800..  *Abacus Direct Corp. .................      127,400
2,900..  *Acxiom Corp. ........................       89,900
2,600..  *Documentum Inc. .....................      138,938
4,700..  *RWD Technologies, Inc. ..............      101,637
                                                 -----------
                                                     457,875
                                                 -----------
         COMMUNICATIONS (8.5%)
10,600.. *Amdocs Ltd. .........................      181,525
3,800..  *American Tower Corp. ................      112,338
2,200..  *Aware Inc. ..........................       59,813
1,700..  *DSET Corp. ..........................       17,637
4,000..  *Geotel Communication Corp. ..........      149,000
2,500..  *Global Crossing......................      112,812
3,400..  *MCI Worldcom Inc. ...................      243,950
3,600..  *Univision Communications.............      130,275
                                                 -----------
                                                   1,007,350
                                                 -----------
         COMPUTER & RELATED (13.9%)
3,700..  *BMC Software Inc. ...................      164,881
3,600..  *Citrix Systems.......................      349,425
2,700..  *Compuware Corp. .....................      210,938
2,800..  *Dell Computer Corp. .................      204,925
3,300..  *EMC Corp. ...........................      280,500
6,400..  *Macromedia Inc. .....................      215,600
1,900..  *Mercury Interactive Corp. ...........      120,175
700...   *Microsoft Corp. .....................       97,081
                                                 -----------
                                                   1,643,525
                                                 -----------
         DRUGS (1.9%)
600...   *Medimmune Inc. ......................       59,662
2,600..  *Watson Pharmaceuticals...............      163,475
                                                 -----------
                                                     223,137
                                                 -----------

                                                   MARKET
SHARES                COMMON STOCK                  VALUE
------------------------------------------------------------
         ELECTRICAL EQUIPMENT (10.0%)
5,000..  *Advanced Micro Devices Inc. .........  $   144,688
2,300..  *Altera Corp. ........................      140,012
4,400..  *Applied Micro Circuits Corp. ........      149,463
6,400..  *Celestica Inc. ......................      158,000
1,800..  Linear Technology.....................      161,213
2,200..  *Transwitch Corp. ....................       85,662
2,900..  *Uniphase Corp. ......................      201,187
3,000..  *Vitesse Semiconductor Corp. .........      136,875
                                                 -----------
                                                   1,177,100
                                                 -----------
         ENTERTAINMENT & LEISURE (4.8%)
 2,400   *Cinar Films Inc......................       60,900
 4,300   Carnival Corp.........................      206,400
8,200..  *Premier Parks........................      248,050
 3,600   *Sunterra Corp........................       54,000
                                                 -----------
                                                     569,350
                                                 -----------
         FINANCIAL SERVICES (1.1%)
 3,600   Newcourt Credit Group Inc.............      125,775
                                                 -----------
         FOOD & RELATED (1.9%)
 3,500   *Suiza Foods Corp.....................      178,281
 1,000   *Whole Food Market Inc................       48,375
                                                 -----------
                                                     226,656
                                                 -----------
         HOUSING, FURNITURE & RELATED (1.2%)
5,100..  *Restoration Hardware                       137,063
                                                 -----------
         INDUSTRIAL SERVICES (1.2%)
 3,000   Waste Management Inc..................      139,875
                                                 -----------
         INTERNET SERVICE PROVIDER (3.9%)
 2,300   America On Line Inc...................      332,925
400...   *Mindspring Enterprises                      24,425
 4,700   *PSINet Inc...........................       98,113
                                                 -----------
                                                     455,463
                                                 -----------
         MACHINERY (2.3%)
 1,200   Danaher Corp..........................       65,175
 6,300   *United Rentals Inc...................      208,687
                                                 -----------
                                                     273,862
                                                 -----------
         MEDICAL & RELATED (12.7%)
 2,400   Cardinal Health Inc...................      182,100
 2,700   Guidant Corp..........................      297,675
 7,950   *Health Management Assoc. Inc.........      171,919
3,400..  *Healthcare Financial Partners........      135,575
 1,200   *Immunex Corp.........................      150,975
 3,000   *Medical Manager Corp.................       94,125
 4,900   *Medquist Inc.........................      193,550
 1,200   Pfizer Inc............................      150,525
 1,400   *Province Healthcare Co...............       50,225
 4,400   *Theragenics Corp.....................       73,975
                                                 -----------
                                                   1,500,644
                                                 -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                   MARKET
SHARES                COMMON STOCK                  VALUE
------------------------------------------------------------
           NETWORK PRODUCTS & SERVICES (7.9%)
   3,100  *Ascend Communications Inc.............  $   203,825
     900  *Axent Technologies Inc................       27,506
   1,900  *Check Point Software..................       87,044
   2,750  *Cisco Systems.........................      255,234
   2,250  *Network Assoc. Inc....................      149,063
   4,600  *New Era of Networks Inc...............      202,400
                                                   -----------
                                                       925,072
                                                   -----------
           TRANSPORTATION (1.3%)
   4,700  *Motivepower Industries Inc............      151,281
                                                   -----------
           OIL, ENERGY & NATURAL GAS (1.7%)
   5,900  *BJ Services Co. ......................       92,188
   1,700  *Friede Goldman Intl. Inc. ............       19,338
   1,300  *Hanover Compress......................       33,394
   2,300  *Tuboscope Inc. .......................       18,687
   5,200  *Varco International Inc. .............       40,300
                                                   -----------
                                                       203,907
                                                   -----------
           RETAIL (6.0%)
     600  *CDW Computer Centers Inc..............       57,562
   3,000  *Duane Reade Inc.......................      115,500
   3,200   Home Depot Inc........................      195,800
   3,900  *Linens N Things Inc...................      154,537
   4,100  *Staples Inc...........................      179,119
                                                   -----------
                                                       702,518
                                                   -----------
           TOTAL COMMON STOCK
            (91.6%) (COST $8,162,680)............  $10,790,722
                                                   -----------

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (7.3%)
$865,000   Star Bank 3.5% due 01/04/99
           repurchase price $865,336
            collateralized by GNMA certificates
            pool # 837 due 02-20-24
            (cost $865,000).....................  $   865,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (7.3%)
            (COST $865,000).....................  $   865,000
                                                  -----------
           TOTAL HOLDINGS (98.9%)
            (COST $9,017,680) (a)...............  $11,655,722
                                                  -----------
           CASH & RECEIVABLES,
            NET OF LIABILITIES (1.1%)...........      125,865
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $11,781,587
                                                  ===========

---------------

 *  Non income producing security.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $9,017,680)..............  $11,655,722
  Cash in bank..............................          441
  Receivable for securities sold............      264,936
  Receivable for fund shares sold...........        2,554
  Dividends and accrued interest
    receivable..............................          192
  Other.....................................           43
                                              -----------
    Total assets............................   11,923,888
                                              -----------
Liabilities:
  Payable for securities purchased..........       51,006
  Payable for shares redeemed...............       77,477
  Payable for investment management services
    (note 3)................................        8,569
  Other accrued expenses....................        5,249
                                              -----------
    Total liabilities.......................      142,301
                                              -----------
Net assets at market value..................  $11,781,587
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,118,017
  Paid-in capital in excess of par value....    9,658,337
  Accumulated net realized loss on
    investments (note 1)....................   (1,632,809)
  Net unrealized appreciation on investments
    (note 1)................................    2,638,042
                                              -----------
Net assets at market value..................  $11,781,587
                                              ===========
Shares outstanding (note 4).................    1,118,017
Net asset value per share...................  $     10.54
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $    47,437
  Dividends.................................        4,679
                                              -----------
    Total investment income.................       52,116
                                              -----------
Expenses:
  Management fees (note 3)..................       96,330
  Custodian fees (note 3)...................        4,825
  Directors' fees (note 3)..................          432
  Professional fees.........................        1,844
  Accounting and transfer agent fees........        8,440
  Other.....................................        2,883
                                              -----------
    Total expenses..........................      114,754
                                              -----------
    Net investment loss.....................  $   (62,638)
                                              -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss from investments........  $(1,185,242)
  Net increase in unrealized appreciation on
    investments.............................    2,239,047
                                              -----------
      Net gain on investments...............    1,053,805
                                              -----------
      Net increase in net assets from
         operations.........................  $   991,167
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  1998            1997
                                                              ------------    ------------
From operations:
  Net investment loss.......................................  $   (62,638)     $  (11,892)
  Realized loss on investments..............................   (1,185,242)       (447,567)
  Unrealized gain on investments............................    2,239,047         398,995
                                                              -----------      ----------
       Net increase (decrease) in net assets from
        operations..........................................      991,167         (60,464)
                                                              -----------      ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................            0          (3,539)
                                                              -----------      ----------
From capital share transactions (note 4):
  Received from shares sold.................................    4,380,111      12,368,097
  Received from dividends reinvested........................            0           3,539
  Paid for shares redeemed..................................   (3,133,724)     (2,763,600)
                                                              -----------      ----------
       Increase in net assets derived from capital share
        transactions........................................    1,246,387       9,608,036
                                                              -----------      ----------
          Increase in net assets............................    2,237,554       9,544,033
Net Assets:
  Beginning of period.......................................    9,544,033               0
                                                              -----------      ----------
  End of period.............................................  $11,781,587      $9,544,033
                                                              ===========      ==========

 FINANCIAL HIGHLIGHTS

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                                1998       1997
                                                              --------    ------
Per share data:
Net asset value, beginning of period........................  $   9.68    $10.00
Loss from investment operations:
  Net investment loss.......................................     (0.06)    (0.02)
  Net realized and unrealized gain (loss) on investments....      0.92     (0.30)
     Total income (loss) from investment operations.........      0.86     (0.32)
                                                              --------    ------
Net asset value, end of period..............................  $  10.54    $ 9.68
                                                              ========    ======
Total return................................................      8.82%    (3.08%)
Ratios and supplemental data:
Ratio of expenses to average net assets.....................      1.13%     1.11%
  Ratio of net investment loss to average net assets........     (0.62)%   (0.18)%
Portfolio turnover rate.....................................       134%       65%
Net assets at end of period (millions)......................  $   11.8    $  9.5

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

GROWTH & INCOME PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Growth & Income Portfolio's investment objective is long-term total return.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:

One-year                                      7.09%
Since inception (1/3/97)                     21.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Fueled by a strong, snap back rally in the market, the Ohio National Growth & Income Portfolio rose 16.5% in the fourth quarter. The strong rebound helped to mitigate the severe underperformance investors in small and mid-cap stocks endured throughout most of the second and third quarter in 1998.

Having endured a strong market decline in the spring and summer, we positioned the portfolio in a defensive posture entering the fourth quarter. We expanded our weighting to convertible, preferred, and utility shares. That conservative strategy hindered our fourth quarter results, as many stocks rallied strongly from their summer lows.

Looking forward, we maintain some optimism that the small and mid-cap stocks may catch up to the large cap stocks in 1999 after four years of general underperformance. The deflationary forces of excess global capacity coupled with slowing demand from most energy markets have already had a negative effect on the profits of some large-cap multinational companies.
 CHANGE IN VALUE OF $10,000 INVESTMENT

LOGO

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  American Bank Note Holographics
     Inc                                      2.5
 2.  Mediaone Group Inc                       2.1
 3.  Bergen Brunswig Corp                     1.8
 4.  Novell Inc                               1.8
 5.  Millennium Pharmaceuticals               1.7
 6.  System Software Assoc CV                 1.7
 7.  Discreet Logic Inc                       1.7
 8.  Fore Systems Inc                         1.6
 9.  Adelphia Communications-CL A             1.6
10.  Dset Corp                                1.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Communications                             15.1
Computer and Related                       11.4
Medical and Related                         8.7
Networking Products                         8.2
Cable TV                                    7.9

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO

  SCHEDULE OF INVESTMENTS                                      DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                            VALUE
-------------------------------------------------------------
             AEROSPACE (1.1%)
     6,500   *Alliant Techsystems Inc...........  $   535,844
                                                  -----------
             BANKING (0.9%)
    15,000   Keycorp............................      480,000
                                                  -----------
             BUSINESS SERVICES (5.5%)
    15,500   *Acnielsen Corp....................      437,875
     5,000   *CSG Systems Intl. Inc.............      395,000
    50,000   *Condor Technology Solutions.......      500,000
    15,000   National Data Corp.................      730,313
    10,000   *Tele-Comm Liberty Media GR-A......      440,133
    12,500   *Usweb Corp........................      329,688
                                                  -----------
                                                    2,833,009
                                                  -----------
             CABLE TV (7.9%)
    18,000   *Adelphia Communications CL A......      823,500
    25,000   *Century Communications CL A.......      792,969
    12,000   Comcast Corp. Special CL A.........      704,250
    22,500   *Mediaone Group Inc................    1,057,500
    12,500   Tele Communications TCI Group
              Ser...............................      691,406
                                                  -----------
                                                    4,069,625
                                                  -----------
             COMMUNICATIONS (12.5%)
    45,500   *Caprock Communications Corp.......      304,281
    16,000   Comsat Corp. Series 1..............      576,000
    40,000   *DIGI International Inc............      445,000
    79,000   *DSET Corp.........................      819,625
   130,000   *Metrocall Inc.....................      568,750
     9,000   *Netscape Communications Corp......      546,750
    20,500   *Pagemart Wireless Inc.............      114,031
    85,000   *Paging Network Inc................      398,438
    10,500   SBC Communications Inc.............      563,062
    17,500   *Skytel Communications Corp........      387,187
     6,000   Sprint Corp........................      504,750
    30,000   Sprint Corp. (PCS GRP).............      693,750
    50,000   *Startec Global Communications
              Corp..............................      481,250
                                                  -----------
                                                    6,402,874
                                                  -----------
             COMPUTER & RELATED (8.3%)
    45,000   *Discreet Logic Inc................      849,375
    15,000   *Electronics For Imaging...........      602,813
     4,500   *EMC Corp. Mass....................      382,500
    20,000   *Hyperion Solutions Corp...........      360,000
    15,000   *Imrglobal Corp....................      441,562
    20,000   *Micron Electronics Inc............      346,250
    14,000   *Seagate Technology Inc............      423,500
    40,000   *Splash Technology Hdgs. Inc.......      297,500
     6,500   *Sun Microsystems Inc..............      556,562
                                                  -----------
                                                    4,260,062
                                                  -----------

                                                    MARKET
  SHARES     COMMON STOCK                            VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (6.0%)
    75,000   *American Bank Note Holographics
              Inc...............................  $ 1,312,500
    11,500   Philip Morris Cos. Inc.............      615,250
     7,000   Rite Aid Corp......................      346,938
    10,000   Sotheby's Holdings Inc.............      320,000
    20,000   The Warnaco Group Inc..............      505,000
                                                  -----------
                                                    3,099,688
                                                  -----------
             DRUGS (2.5%)
    15,000   *King pharmaceuticals Inc..........      391,875
    35,000   *Millennium Pharmaceuticals........      905,625
                                                  -----------
                                                    1,297,500
                                                  -----------
             ELECTRICAL EQUIPMENT (0.4%)
    10,000   *Conexant Systems Inc..............      177,914
                                                  -----------
             ENTERTAINMENT & LEISURE (1.4%)
    40,000   *Acclaim Entertainment Inc.........      490,000
     7,500   Walt Disney Co.....................      225,000
                                                  -----------
                                                      715,000
                                                  -----------
             FINANCIAL SERVICES (4.7%)
    75,000   *Amresco Inc.......................      656,250
    11,500   Countrywide Credit Ind. Inc........      577,156
     7,500   Fannie Mae.........................      555,000
    25,000   *Golden State Bancorp..............      114,062
    22,500   *Hambrecht & Quist Group...........      510,469
                                                  -----------
                                                    2,412,937
                                                  -----------
             INSURANCE SERVICES (2.1%)
    12,000   Berkley (W.R.) Corp................      408,750
    50,000   *Scottish Life Holdings Ltd........      687,500
                                                  -----------
                                                    1,096,250
                                                  -----------
             MEDIA & PUBLISHING (0.6%)
    20,000   *Ziff-Davis Inc....................      316,250
                                                  -----------
             MEDICAL & RELATED (7.5%)
    20,000   *Alkermes Inc......................      443,750
    17,500   *Alternative Living Services.......      599,375
     3,000   *Amgen Inc.........................      313,688
    27,000   Bergen Brunswig Corp...............      941,625
    40,000   *Brookdale Living Communities......      780,000
    40,000   *Endocardial Solutions Inc.........      400,000
     7,500   *Sunrise Assisted Living Inc.......      389,062
                                                  -----------
                                                    3,867,500
                                                  -----------
             NETWORKING PRODUCTS (8.2%)
    13,000   *3Com Corp.........................      582,563
    46,000   *Adaptec Inc.......................      807,875
    12,000   *Checkpoint Software Tech..........      549,750
    45,000   *Fore Systems Inc..................      824,062
    17,500   *Newbridge Networks Corp...........      531,563
    50,000   *Novell Inc........................      906,250
                                                  -----------
                                                    4,202,063
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES     COMMON STOCK                            VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (2.6%)
    25,000   AGL Resources Inc..................  $   576,563
   400,000   *Bonus Resource Service............      384,000
    15,750   *Southern Union Co.................      383,906
                                                  -----------
                                                    1,344,469
                                                  -----------
             TRANSPORTATION (0.7%)
    18,000   Knightsbridge Tanker Ltd...........      374,625
                                                  -----------
             UTILITIES (1.1%)
    10,000   Montana Power Co...................      565,625

             RETAIL (6.3%)
    12,500   *BJ's Wholesale Club Inc...........      578,906
    20,000   Claires Stores Inc.................      410,000
    19,000   *Creative Computers Inc............      603,250
    25,000   *Hollywood Entertainment Corp......      681,250
     8,000   *Kroger Co. Inc....................      484,000
    50,000   Pier 1 Imports Inc.................      484,375
                                                  -----------
                                                    3,241,781
                                                  -----------
             TOTAL COMMON STOCK (80.4%)
              (COST $34,175,108)................  $41,293,016

                                                    MARKET
  SHARES     CLOSED-END INVESTMENTS                  VALUE
-------------------------------------------------------------
             FOREIGN (1.2%)
    25,500   Webs-Hong Kong Index Series........  $   239,063
    35,000   Webs-Japan Index Series............      358,750
                                                  -----------
             TOTAL CLOSED-END INVESTMENTS (1.2%)
              (COST $611,042)...................  $   597,813

                                                    MARKET
  SHARES     REAL ESTATE INVESTMENT TRUSTS           VALUE
-------------------------------------------------------------
    50,000   Equity One Inc.....................  $   453,125
    80,000   Canadian Hotel Inc.................      409,600
                                                  -----------
             TOTAL REAL ESTATE INV. TRUSTS
              (1.7%)
              (COST $1,160,929).................  $   862,725
                                                  -----------

                                                    MARKET
  SHARES     PREFERRED STOCK                         VALUE
-------------------------------------------------------------
             COMMUNICATIONS (1.8%)
    24,400   Cellnet Data Systems 7% Conv.......  $   317,200
    15,000   Nextlink Communications Conv.......      592,500
                                                  -----------
                                                      909,700
                                                  -----------
             ELECTRICAL EQUIPMENT (0.8%)
    10,000   Pioneer Standard Electric Conv.....      425,000
                                                  -----------
             HOTEL/LODGING (0.3%)
7,500.....   Servico Inc. 7% Conv. (144A).......      168,750
                                                  -----------

                                                    MARKET
  SHARES     PREFERRED STOCK                         VALUE
-------------------------------------------------------------
             INDUSTRIAL SERVICES (1.0%)
    16,000   Cendant Corp. 7.5% Conv............  $   534,000
                                                  -----------
             METALS & MINING (0.5%)
    15,000   Freeport McMoran Cooper Gold.......      223,125
                                                  -----------
             TRANSPORTATION & EQUIPMENT (1.1%)
     1,500   Trans World Airlines 8% Conv.
              (144A)............................       33,750
    11,000   Trans World Airlines $4.625 Conv...      451,000
     3,500   TWA Series A 8.000% Conv...........       78,750
                                                  -----------
                                                      563,500
                                                  -----------
             TOTAL PREFERRED STOCK (5.5%)
              (COST $3,380,844).................  $ 2,824,075
                                                  -----------

   FACE                                             MARKET
  AMOUNT     CONVERTIBLE DEBENTURE                   VALUE
-------------------------------------------------------------
             INDUSTRIAL SERVICES (0.5%)
$  200,000   Alternative Living Services 5.250%
              12/15/02..........................  $   247,250
                                                  -----------
             COMMUNICATIONS (0.8%)
   400,000   Premiere Technology Inc. 5.750%
              07/01/04..........................      208,000
   200,000   Tele-Communications Intl. 4.500%
              02/15/06..........................      213,000
                                                  -----------
                                                      421,000
                                                  -----------
             COMPUTER & RELATED (3.1%)
   250,000   Adaptec Inc. 4.750% 02/01/04.......      194,375
   400,000   Hutchinson Tech 6.000% 03/15/05....      557,000
 1,200,000   System Software Associates 7.000%
              09/15/02..........................      864,000
                                                  -----------
                                                    1,615,375
                                                  -----------
             MEDICAL & RELATED (1.2%)
   100,000   American Retirement Corp. 5.750%
              10/01/02..........................       86,125
   125,000   Assisted Living Concepts 6.000%
              11/01/02..........................      103,125
   600,000   Sabratek Corp. 6.000% 04/15/05.....      405,000
                                                  -----------
                                                      594,250
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.4%)
   250,000   Offshore Logistics Inc. 6.000%
              12/15/03..........................      216,250
                                                  -----------
             RETAIL (0.4%)
   250,000   Nine West Group 5.500% 07/15/03....      197,187
             TRANSPORTATION & EQUIPMENT (0.6%)
   500,000   Halter Marine Inc. 4.500%
              09/15/04..........................      282,500
             TOTAL CONVERTIBLE DEBENTURES (7.0%)
              (COST $3,575,658).................  $ 3,573,812
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

   FACE                                             MARKET
  AMOUNT     REPURCHASE AGREEMENTS                   VALUE
-------------------------------------------------------------
             FINANCIAL (7.6%)
$3,909,000   Star Bank 3.5%, Due 01/04/99
              repurchase price $3,910,520
              collateralized by GNMA
              certificates pool # 8375 due
              02/20/24 (cost $3,909,000)........  $ 3,909,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (7.6%)
              (COST $3,909,000).................  $ 3,909,000
                                                  -----------
             TOTAL HOLDINGS (103.4%)
              (COST $46,812,581) (a)............  $53,060,441
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (-3.4%)...............   (1,686,935)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $51,373,506
                                                  ===========

---------------

 * Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $202,500 or 0.4% net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market
     value (note 1) (cost
     $46,812,581)......................  $53,060,441
  Cash in bank.........................          966
  Receivable for securities sold.......    1,144,260
  Receivable for fund shares sold......       10,055
  Dividends and accrued interest
     receivable........................       95,030
  Other................................          144
                                         -----------
     Total assets......................   54,310,896
                                         -----------
Liabilities:
  Payable for securities purchased.....    2,170,331
  Payable for shares redeemed..........      725,090
  Payable for investment management
     services (note 3).................       35,560
  Other accrued expenses...............        6,409
     Total liabilities.................    2,937,390
                                         -----------
Net assets at market value.............  $51,373,506
                                         ===========
Net assets consist of:
  Par value, $1 per share..............  $ 3,768,803
  Paid-in capital in excess of par
     value.............................   44,361,937
  Accumulated net realized loss on
     investments (note 1)..............   (3,005,094)
  Net unrealized appreciation on
     investments (note 1)..............    6,247,860
                                         -----------
Net assets at market value.............  $51,373,506
                                         ===========
Shares outstanding (note 4)............    3,768,803
Net asset value per share..............  $     13.63
                                         ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...........................    $    308,157
  Dividends..........................         468,381
                                         ------------
     Total investment income.........         776,538
                                         ------------
Expenses:
  Management fees (note 3)...........         323,909
  Custodian fees (note 3)............           7,550
  Directors' fees (note 3)...........           1,059
  Professional fees..................           4,005
  Accounting and transfer agent
     fees............................          23,604
  Other..............................           5,758
                                         ------------
     Total expenses..................         365,885
                                         ------------
     Net investment income...........    $    410,653
Realized and unrealized gain on
  investments:
  Net realized loss from
     investments.....................    ($ 3,005,094)
  Net increase in unrealized
     appreciation on investments.....       5,132,366
                                         ------------
     Net gain on investments.........       2,127,272
                                         ------------
     Net increase in net assets from
       operations....................    $  2,537,925
                                         ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $   410,653    $    83,786
  Realized gain (loss) on investments.......................   (3,005,094)       879,953
  Unrealized gain on investments............................    5,132,366      1,115,494
                                                              -----------    -----------
      Net increase in net assets from operations............    2,537,925      2,079,233
                                                              -----------    -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (411,458)       (83,966)
  Capital gains distributions...............................            0       (881,389)
                                                              -----------    -----------
      Total dividends and distributions.....................     (411,458)      (965,355)
                                                              -----------    -----------
From capital share transactions (note 4):
  Received from shares sold.................................   35,505,173     17,263,935
  Received from dividends reinvested........................      411,458        965,355
  Paid for shares redeemed..................................   (5,375,872)      (636,888)
                                                              -----------    -----------
      Increase in net assets derived from capital share
       transactions.........................................   30,540,759     17,592,402
                                                              -----------    -----------
         Increase in net assets.............................   32,667,226     18,706,280
                                                              -----------    -----------
Net Assets:
  Beginning of period.......................................   18,706,280              0
                                                              -----------    -----------
  End of period.............................................  $51,373,506    $18,706,280
                                                              ===========    ===========

 FINANCIAL HIGHLIGHTS

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                                  1998           1997
                                                              ------------   ------------
Per share data:
Net asset value, beginning of period........................  $     12.85    $     10.00
Income from investment operations:
  Net investment income.....................................         0.14           0.11
  Net realized and unrealized gain on investments...........         0.77           3.52
                                                              -----------    -----------
    Total income from investment operations.................         0.91           3.63
                                                              -----------    -----------
Less distributions:
  Dividends from net investment income......................        (0.13)         (0.11)
  Distributions from net realized capital gains.............         0.00          (0.67)
                                                              -----------    -----------
    Total distributions.....................................        (0.13)         (0.78)
                                                              -----------    -----------
Net asset value, end of period..............................  $     13.63    $     12.85
                                                              ===========    ===========
Total return................................................         7.09%         36.58%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         0.97%          0.95%
  Ratio of net investment income to average net assets......         1.09%          1.04%
Portfolio turnover rate.....................................          286%           185%
Net assets at end of period (millions)......................  $      51.4    $      18.7

   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The S&P 500 Index Portfolio seeks total return approximating that of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:
One-year                                    30.00%
Since inception (1/3/97)                    31.03%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

1998 turned out to be a very volatile, but yet another good year for the S&P 500 Index and for your S&P 500 Index Fund. After the 1st seven months of 1998, we had seen two months of negative returns, but good overall gains of nearly 16.50% for the S&P Index. In August, however, with negative sentiment leading the way, the market dropped 14.6%, wiping out most of the gains for the year. Next we had strong months in September through December, bringing the index all the way back for a total return of 28.58% for all of 1998, including dividends reinvested back into the index.

Your Ohio National Index Fund mirrored these volatile ups and downs, leading all index funds in return most of the year. It finished the year as the number one index fund in the country, with a total return after expenses of 30.00%, or 1.42% higher than the actual index. The next highest return for "Insurance Products Underlying Funds -- S&P 500 Index Funds," was 28.72% for the year. The highest return for S&P 500 Index Funds -- non-insurance product related -- was 29.34% for the year. Returns are reported by Lipper's analytical review services, ranking over 130 S&P 500 index funds.

1999 is a promising year. Economic growth fundamentals are good, with wage inflation pressures lessening, low interest rates and forecast low inflation. We expect GDP growth to remain strong, though lower than the 3.9% rate for 1998. Year 2000 hiccups will probably occur during 1999, plus some damage from weak Asian and South American economies. As the economy slows from its 3.9% growth rate, expect questions of stock market overvaluation to recur. Ultimately, it will be another volatile year in the stock market, but we expect to be discussing stock market gains with you 12 months from now.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  S&P 500 Depository Shares                3.3
 2.  Johnson & Johnson                        2.5
 3.  Cisco Systems Inc                        2.2
 4.  Merck & Co Inc                           2.1
 5.  Microsoft Corp                           1.8
 6.  AT&T Corp                                1.7
 7.  Chase Manhattan Corp                     1.6
 8.  SBC Communications                       1.5
 9.  Oracle Corp                              1.4
10.  Exxon Corp                               1.4

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer & Related                          9.6
Communications                              5.8
Banking                                     4.4
Consumer Products                           3.9
Drugs                                       3.5

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             AEROSPACE (1.0%)
     8,700   Allied Signal Inc. ................  $   385,519
    18,000   Boeing Co. ........................      587,250
                                                  -----------
                                                      972,769
                                                  -----------
             AUTOMOTIVE & RELATED (0.4%)
     6,200   Ford Motor Co. ....................      363,863
                                                  -----------
             BANKING (3.9%)
    12,900   Bank One Corp. ....................      658,706
    15,900   BankBoston Corp. ..................      619,106
    22,800   Chase Manhattan....................    1,551,825
    12,100   Fifth Third Bancorp................      862,881
                                                  -----------
                                                    3,692,518
                                                  -----------
             CABLE TV (0.7%)
    13,400   MediaOne Group Inc. ...............      629,800
                                                  -----------
             CHEMICALS (1.0%)
    20,000   Monsanto Corp. ....................      950,000
                                                  -----------
             COMMUNICATIONS (5.8%)
    21,500   AT&T Corp. ........................    1,617,875
    11,500   *Airtouch Communications...........      829,438
    19,200   Ameritech Corp. ...................    1,216,800
     6,900   Motorola Corp. ....................      421,331
    25,600   SBC Communications Inc. ...........    1,372,800
                                                  -----------
                                                    5,458,244
                                                  -----------
             COMPUTER & RELATED (9.6%)
    22,300   *Cisco Systems.....................    2,069,719
    18,000   Compaq Computer Corp. .............      754,875
    13,500   Hewlett-Packared Co. ..............      922,219
    10,400   Intel Corp. .......................    1,233,050
     6,000   Intl. Business Machines............    1,108,500
    12,000   *Microsoft Corp. ..................    1,664,250
    31,000   *Oracle Corp. .....................    1,336,875
                                                  -----------
                                                    9,089,488
                                                  -----------
             CONSUMER PRODUCTS (4.4%)
    28,000   Johnson & Johnson..................    2,348,500
    14,600   Philip Morris Co. Inc. ............      781,100
    11,000   Procter & Gamble Co. ..............    1,004,438
                                                  -----------
                                                    4,134,038
                                                  -----------
             DRUGS (3.5%)
     4,000   *Amgen Inc. .......................      418,250
    13,300   Merck & Co. Inc. ..................    1,964,244
    16,600   Schering-Plough....................      917,150
                                                  -----------
                                                    3,299,644
                                                  -----------
             DURABLE GOODS (0.2%)
     4,600   Gillette Co. ......................      222,237
                                                  -----------
             ELECTRICAL EQUIPMENT (2.9%)
    22,000   Edison International...............      613,250
    11,500   General Electric Co. ..............    1,173,719
    11,900   Honeywell Inc. ....................      896,219
                                                  -----------
                                                    2,683,188
                                                  -----------

                                                    MARKET
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             ENTERTAINMENT & LEISURE (0.9%)
    28,000   Disney Walt Co. ...................  $   840,000
                                                  -----------
             FINANCIAL SERVICES (2.8%)
    11,000   American Express Co. ..............    1,124,750
    29,000   Associates First Capital Corp. CL
              A.................................    1,228,875
     7,000   Lehman Brothers Hldg. Inc. ........      308,437
                                                  -----------
                                                    2,662,062
                                                  -----------
             FOOD & RELATED (2.5%)
     9,300   Campbell Soup Co. .................      511,500
    18,500   Coca-Cola Co. .....................    1,237,188
    22,000   Sara Lee Corp. ....................      620,125
                                                  -----------
                                                    2,368,813
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.3%)
     4,800   Weyerhaeuser Co. ..................      243,900
                                                  -----------
             INSURANCE SERVICES (0.9%)
     9,000   American Intl. Group Inc. .........      869,625
                                                  -----------
             MACHINERY (0.6%)
     5,400   Caterpillar Inc. ..................      248,400
     3,800   Tyco International Ltd. ...........      286,662
                                                  -----------
                                                      535,062
                                                  -----------
             MEDICAL & RELATED (0.6%)
    22,000   *Boston Scientific Corp. ..........      589,875
                                                  -----------
             OIL, ENERGY & NATURAL GAS (3.4%)
    17,700   Exxon Corp. .......................    1,294,313
    26,800   Royal Dutch Petroleum Co. .........    1,283,050
     5,200   Schlumberger Ltd. .................      239,850
    13,000   USX-Marathon Group.................      391,625
                                                  -----------
                                                    3,208,838
                                                  -----------
             RESTAURANTS (0.4%)
     4,500   McDonald's Corp. ..................      344,812
                                                  -----------
             RETAIL (2.4%)
    11,500   Dayton Hudson Corp. ...............      623,875
    17,000   Home Depot Inc. ...................    1,040,188
     7,500   Wal-Mart Stores Inc. ..............      610,781
                                                  -----------
                                                    2,274,844
                                                  -----------
             SERVICES (0.8%)
     7,900   *Kroger Co. .......................      477,950
     2,500   Xerox Corp. .......................      295,000
                                                  -----------
                                                      772,950
                                                  -----------
             TRANSPORTATION & EQUIPMENT (0.3%)
     7,000   Norfolk Southern Corp. ............      221,812
                                                  -----------
             UTILITIES (0.6%)
     8,500   Duke Energy Corp. .................      544,531
                                                  -----------
             TOTAL COMMON STOCKS (49.9%) (COST
              $39,221,561)......................  $46,972,913
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES              DEPOSITORY SHARES              VALUE
-------------------------------------------------------------
             FINANCIAL (3.3%)
    25,400   S&P 500 Depository Shares..........  $ 3,124,200
                                                  -----------
             TOTAL DEPOSITORY SHARES (3.3%)
              (COST $3,057,904).................  $ 3,124,200
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             AEROSPACE (2.7%)
$2,514,000   Allied Signal 5.750% 01/06/99......  $ 2,511,992
                                                  -----------
             AUTOMOTIVE & RELATED (5.8%)
 1,954,000   Ford Motor 5.280% 01/14/99.........    1,950,274
 1,330,000   GM Acceptance Corp. 5.390%
              01/08/99..........................    1,328,606
 2,217,000   Hertz Corp. 5.400% 01/11/99........    2,213,675
                                                  -----------
                                                    5,492,555
                                                  -----------
             COMMUNICATIONS (0.8%)
   781,000   Cincinnati Bell 5.200% 01/04/99....      780,662
                                                  -----------
             FINANCIAL SERVICES (21.7%)
   908,000   American Express Credit Corp.
              5.180% 01/20/99...................      905,518
 1,900,000   American Express Credit Corp.
              5.250% 01/06/99...................    1,898,615
 2,131,000   American General Financial Corp.
              5.410% 01/25/99...................    2,123,314
 1,490,000   Associates Corp. of N. America
              5.020% 01/04/99...................    1,489,377
 2,477,000   BAT Capital Corp. 5.600%
              01/22/99..........................    2,468,908
   740,000   BAT Capital Corp. 5.700%
              01/05/99..........................      739,531
 1,833,000   CIT Group Holding 5.330%
              01/27/99..........................    1,825,944
 2,066,000   Deere & Co. 6.000% 01/04/99........    2,064,967

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES, CONTINUED
$3,162,000   Heller Financial 5.500% 01/19/99...  $ 3,153,304
 2,038,000   Household Finance Corp. 5.330%
              01/13/99..........................    2,034,379
 1,723,000   IBM Credit 5.320% 01/08/99.........    1,721,218
                                                  -----------
                                                   20,425,075
                                                  -----------
             INSURANCE (8.4%)
 2,757,000   AETNA Services 5.550% 01/07/99.....    2,754,450
 1,558,000   Cigna Corp. 5.020% 01/05/99........    1,557,131
 1,700,000   Cigna Corp. 5.250% 01/28/99........    1,693,306
 1,926,000   Prudential Funding 5.330%
              01/21/99..........................    1,920,297
                                                  -----------
                                                    7,925,184
                                                  -----------
             INDUSTRIAL SERVICES (1.6%)
 1,459,000   Fluor Corp. 5.330% 01/12/99........    1,456,624
                                                  -----------
             RETAIL (2.1%)
   535,000   Sears Roebuck 5.380% 01/20/99......      533,480
 1,460,000   Sears Roebuck 5.400% 01/21/99......    1,455,620
                                                  -----------
                                                    1,989,100
                                                  -----------
             UTILITIES (1.6%)
 1,542,000   Dixie Pipeline 5.320% 01/15/99.....    1,538,810
                                                  -----------
             TOTAL SHORT-TERM NOTES (44.7%)
              (COST $42,120,002)................  $42,120,002
                                                  -----------
             TOTAL HOLDINGS (97.9%)
              (COST $84,399,467) (a)............  $92,217,115
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (2.1%)................    1,940,296
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $94,157,411
                                                  -----------

---------------

 *  Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $84,399,467).............  $92,217,115
  Cash in bank..............................          960
  Receivable for fund shares sold...........    1,155,976
  Receivable for securities sold............      972,913
  Receivable from brokers (note 1)..........    1,989,869
  Dividends and accrued interest
    receivable..............................       56,048
  Other.....................................          662
                                              -----------
    Total assets............................   96,393,543
                                              -----------
Liabilities:
  Payable for securities purchased..........    2,199,061
  Payable for investment management services
    (note 3)................................       29,274
  Other accrued expenses....................        7,797
                                              -----------
    Total liabilities.......................    2,236,132
                                              -----------
Net assets at market value..................  $94,157,411
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 6,615,166
  Paid-in capital in excess of par value....   77,660,427
  Accumulated net realized loss on
    investments (note 1)....................      (47,118)
  Net unrealized appreciation on:
    Investments (note 1)....................    7,817,648
    Futures contracts (note 1)..............    2,090,500
  Undistributed net investment income.......       20,788
                                              -----------
Net assets at market value..................  $94,157,411
                                              ===========
Shares outstanding (note 4).................    6,615,166
Net asset value per share...................  $     14.23
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $ 1,411,926
  Dividends.................................      383,336
                                              -----------
    Total investment income.................    1,795,262
                                              -----------
Expenses:
  Management fees (note 3)..................      212,478
  Custodian fees (note 3)...................        9,550
  Directors' fees (note 3)..................          936
  Professional fees.........................        4,058
  Accounting and transfer agent fees........       26,500
  Other.....................................        6,401
                                              -----------
    Total expenses..........................      259,923
                                              -----------
    Net investment income...................  $ 1,535,339
                                              -----------
Realized and unrealized gain on investments
  and futures contracts:
  Net realized gain from:
    Investments.............................  $   292,938
    Futures contracts.......................    3,661,222
  Net increase in unrealized appreciation
    on:
    Investments.............................    7,587,930
    Futures contracts.......................    1,981,175
                                              -----------
      Net gain on investments...............   13,523,265
                                              -----------
      Net increase in net assets from
         operations.........................  $15,058,604
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $ 1,535,339    $    617,994
  Realized gain on investments and futures contracts........    3,954,160       1,486,912
  Unrealized gain on investments and futures contracts......    9,569,105         339,043
                                                              ------------   ------------
      Net increase in net assets from operations............   15,058,604       2,443,949
                                                              ------------   ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................   (1,519,364)       (613,181)
  Capital gains distributions...............................   (4,001,278)     (1,486,912)
  Capital gains distributions in excess of realized gains...            0        (108,075)
                                                              ------------   ------------
      Total dividends and distributions.....................   (5,520,642)     (2,208,168)
                                                              ------------   ------------
From capital share transactions (note 4):
  Received from shares sold.................................   61,751,546      20,644,767
  Received from dividends reinvested........................    5,520,642       2,208,168
  Paid for shares redeemed..................................   (4,725,079)     (1,016,376)
                                                              ------------   ------------
      Increase in net assets derived from capital share
       transactions.........................................   62,547,109      21,836,559
                                                              ------------   ------------
         Increase in net assets.............................   72,085,071      22,072,340
                                                              ------------   ------------
Net Assets:
  Beginning of period.......................................   22,072,340               0
                                                              ------------   ------------
  End of period (a).........................................  $94,157,411    $ 22,072,340
                                                              ============   ============
(a) Includes undistributed net investment income of.........  $    20,788    $      4,813
                                                              ============   ============

 FINANCIAL HIGHLIGHTS

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                              ---------------
                                                               1998     1997
                                                              ------   ------
Per share data:
Net asset value, beginning of period........................  $11.73   $10.00
Income from investment operations:
  Net investment income (loss)..............................    0.38    (0.45)
  Net realized and unrealized gain (loss) on investments....    3.09    (2.70)
                                                              ------   ------
    Total income (loss) from investment operations..........    3.47    (3.15)
                                                              ------   ------
Less distributions:
  Dividends from net investment income......................   (0.33)   (0.45)
  Distributions from net realized capital gains.............   (0.64)   (0.91)
  Distributions in excess realized capital gains............    0.00    (0.06)
                                                              ------   ------
    Total distributions.....................................   (0.97)   (1.42)
                                                              ------   ------
Net asset value, end of period..............................  $14.23   $11.73
                                                              ======   ======
Total return................................................   30.00%   31.75%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    0.49%    0.52%
  Ratio of net investment income to average net assets......    2.89%    5.29%
Portfolio turnover rate.....................................     115%     445%
Net assets at end of period (millions)......................  $ 94.2   $ 22.1

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

SOCIAL AWARENESS PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this portfolio. However, the Adviser believes the portfolio's objective of long-term capital growth can be achieved despite this limitation.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:

One-year                                   (22.41%)
Since inception (1/3/97)                    (1.24%)

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

As expected, 1998 has turned out to be a volatile period for equity markets. The magnitude of the swings, however, has been surprising. The general market peaked in late April. In response to economic turmoil worldwide, investors sought out highly liquid, blue chip issues and Treasury securities in a flight to quality. As a result, small capitalization issues suffered the eighth 30%+ decline over the past 72 years. Although markets have rebounded since early October, many securities have yet to fully recover. As of year end, the average NASDAQ issue remains 38% off its 52 week high and the average S&P 500 issue remains 19% off its 52 week high.

The Social Awareness Portfolio has been hurt by the market turmoil. The fund normally invests in a range of large, medium and small capitalization issues. Cash positions were slightly over 10% at the end of April. The cash was invested gradually over the next several months, only to feel the brunt of the selloff in August and early October. Issues that normally sell between 15 to 17 times earnings, or in line with estimated future growth rates, sold for 10 times earnings at the end of the third quarter. For the year, positive results from technology and transportation issues were offset by weakness in other areas, most notably capital goods and energy holdings.

In conclusion, markets in 1999 will still experience volatility. Economic conditions world wide are uncertain, but look to be mending. Expectations for corporate profitability could also be too high. We are hopeful smaller and medium capitalization issues will recover to reasonable valuation levels. Clearly, short term results for the Social Awareness Portfolio have been unacceptable. However, prospects remain solid and we are taking some measures which would mitigate some of the fluctuations experienced during the past year.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  LoJack Corp                             5.2
 2.  Boise Cascade                           4.8
 3.  Louis Dreyfus Natural Gas               4.4
 4.  Weyerhaeuser                            3.7
 5.  Reynolds & Reynolds                     3.5
 6.  Alternative Resource                    3.4
 7.  Foundation Health                       3.0
 8.  Source Information Mgmt. Co             2.9
 9.  Manpower                                2.7
10.  Recycling Industries Inc                2.7

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Oil, Energy, and Natural Gas              17.9
Business Services                         17.7
Forestry and Paper Products                8.2
Medical & Related                          6.9
Industrial Services                        6.6

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                     MARKET
 SHARES                 COMMON STOCK                 VALUE
-------------------------------------------------------------
           BANKING (1.6%)
  12,000   Investors Bancorp.....................  $  106,500
                                                   ----------
           BUSINESS SERVICES (17.7%)
  21,000   *Alternative Resource.................     223,125
  29,000   *LoJack Corp..........................     344,375
   7,000   Manpower..............................     176,312
  16,500   *Source Information Mgmt. Co..........     191,813
  10,000   Reynolds & Reynolds...................     229,375
                                                   ----------
                                                    1,165,000
                                                   ----------
           CHEMICALS (2.3%)
   5,600   Hercules Inc..........................     153,300
                                                   ----------
           COMPUTER & RELATED (5.9%)
  12,300   *Electronic Processing Inc............     123,000
   9,400   *Mapinfo..............................     145,700
   9,500   *Rand A Tech. Canada Mutual Fund......     120,694
                                                   ----------
                                                      389,394
                                                   ----------
           CONSUMER PRODUCTS (5.5%)
   6,900   Polaroid..............................     128,944
   6,800   *Sola International...................     117,300
   7,100   Tupperware............................     116,706
                                                   ----------
                                                      362,950
                                                   ----------
           ELECTRICAL EQUIPMENT (4.8%)
   7,400   *Anixter International................     150,313
   3,800   CTS Corporation.......................     165,300
                                                   ----------
                                                      315,613
                                                   ----------
           FINANCIAL SERVICES (2.3%)
  20,000   Thronburg Mortgage Asset..............     152,500
                                                   ----------
           FOOD & RELATED (1.8%)
   4,300   *Specialty Equipment..................     116,369
                                                   ----------
           FORESTRY & PAPER PRODUCTS (8.2%)
   9,500   Boise Cascade.........................     294,500
   4,800   Weyerhaeuser Co.......................     243,900
                                                   ----------
                                                      538,400
                                                   ----------
           HOTEL/LODGING (1.6%)
   8,700   *Guest Supply.........................     103,856
                                                   ----------
           HOUSING, FURNITURE & RELATED (2.6%)
  12,500   Clayton Homes Inc.....................     172,656
                                                   ----------
           INDUSTRIAL SERVICES (6.6%)
   6,300   IMCO Recycling........................      97,256
  34,700   *Medar Inc............................      39,038
   4,400   Millipore Corp........................     125,125
 175,000   *Recycling Industries Inc.............     175,000
                                                   ----------
                                                      436,419
                                                   ----------

                                                     MARKET
 SHARES                 COMMON STOCK                 VALUE
-------------------------------------------------------------
           METALS & MINING (4.1%)
   5,600   *Wolverine Tube Inc...................  $  117,600
  12,400   Worthington Industries................     155,000
                                                   ----------
                                                      272,600
                                                   ----------
           MEDICAL & RELATED (6.9%)
  10,000   *Capital Senior Living Corp. .........     139,375
  16,710   *Foundation Health....................     199,476
   5,000   *Quorum Health........................      64,687
   3,000   *Stericycle Inc.......................      48,375
                                                   ----------
                                                      451,913
                                                   ----------
           OIL, ENERGY & NATURAL GAS (17.9%)
   4,000   Kerr Mc Gee...........................     153,000
  20,500   *Louis Dreyfus Natural Gas............     292,125
  18,500   *Matrix Service Co....................      87,875
  25,000   *Meridian Resource Corp...............      79,688
 225,000   *Newstar Resources....................      77,344
   7,000   *Offshore Logistics...................      83,125
  21,900   *Santa Fe Energy Resources............     161,512
  13,500   *Seim Industries Inc. (Norex).........     106,669
   5,100   Transocean Offshore...................     136,743
                                                   ----------
                                                    1,178,081
                                                   ----------
           REAL ESTATE & LEASING (2.0%)
  14,000   Bando McGlocklin Capital Corp.........     134,750
                                                   ----------
           RESTAURANTS (2.1%)
  11,700   *Buffets..............................     139,669
                                                   ----------
           TRANSPORTATION & EQUIPMENT (2.2%)
   3,000   *Atlas Air Inc........................     146,812
                                                   ----------
           TOTAL COMMON STOCK (96.1%) (COST
            $7,633,764)..........................  $6,336,782
                                                   ----------

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           METALS & MINING (2.2%)
   9,800   Freeport McMoran Copper & Gold........  $  145,775
                                                   ----------
           TOTAL PREFERRED STOCK (2.2%) (COST
            $243,389)............................  $  145,775
                                                   ----------

  FACE                                               MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           INDUSTRIAL SERVICES (0.4%)
$ 25,000   Medar Inc. Sr. Sub. Notes 12.950%
            06/30/05.............................  $   25,000
                                                   ----------
           TOTAL LONG-TERM BONDS & NOTES (0.4%)
            (COST $22,850).......................  $   25,000
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

  FACE                                               MARKET
 AMOUNT               SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (1.6%)
$107,000   GE Capital 4.700% 01/04/99............  $  106,958
                                                   ----------
           TOTAL SHORT-TERM NOTES (1.6%) (COST
            $106,958)............................  $  106,958
                                                   ----------
           TOTAL HOLDINGS (100.3%) (COST
            $8,006,961) (A)......................  $6,614,515
                                                   ----------
           CASH & RECEIVABLES, NET OF LIABILITIES
            (-0.3%)..............................     (23,248)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $6,591,267
                                                   ----------

---------------

 *  Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                                December 31,1998

Assets:
  Investments in securities at market value
    (note 1) (cost $8,006,961)...............  $ 6,614,515
  Cash in bank...............................          348
  Receivable for securities sold.............       23,749
  Receivable for fund shares sold............          681
  Dividends and accrued interest
    receivable...............................        7,530
                                               -----------
    Total assets.............................    6,646,823
                                               -----------
Liabilities:
  Payable for shares purchased...............       10,672
  Payable for shares redeemed................       37,049
  Payable for investment management services
    (note 3).................................        3,234
  Other accrued expenses.....................        4,601
                                               -----------
    Total liabilities........................       55,556
                                               -----------
Net assets at market value...................  $ 6,591,267
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $   749,078
  Paid-in capital in excess of par value.....    7,856,655
  Accumulated net realized loss on
    investments (note 1).....................     (622,020)
  Net unrealized depreciation on investments
    (note 1).................................   (1,392,446)
                                               -----------
Net assets at market value...................  $ 6,591,267
                                               ===========
Shares outstanding (note 4)..................      749,078
Net asset value per share....................  $      8.80
                                               ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $    20,757
  Dividends.................................       69,258
                                              -----------
    Total investment income.................       90,015
                                              -----------
Expenses:
  Management fees (note 3)..................       40,259
  Custodian fees (note 3)...................        5,065
  Directors' fees (note 3)..................          199
  Professional fees.........................          861
  Accounting and transfer agent fees........        5,622
  Other.....................................        1,371
                                              -----------
    Total expenses..........................       53,377
                                              -----------
    Net investment income...................  $    36,638
                                              -----------
Realized and unrealized gain on investments:
  Net realized loss from investments........  $  (622,020)
  Net increase in unrealized depreciation on
    investments.............................   (1,498,903)
                                              -----------
    Net loss on investments.................   (2,120,923)
                                              -----------
    Net decrease in net assets from
      operations............................  $(2,084,285)
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $    36,638     $   21,619
  Realized gain (loss) on investments.......................     (622,020)       406,600
  Unrealized gain (loss) on investments.....................   (1,498,903)       106,457
                                                              -----------     ----------
      Net increase (decrease) in net assets from
       operations...........................................   (2,084,285)       534,676
                                                              -----------     ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................      (36,718)       (21,672)
  Capital gains distributions...............................            0       (406,600)
                                                              -----------     ----------
      Total dividends and distributions.....................      (36,718)      (428,272)
                                                              -----------     ----------
From capital share transactions (note 4):
  Received from shares sold.................................    5,521,237      4,461,187
  Received from dividends reinvested........................       36,718        428,272
  Paid for shares redeemed..................................   (1,687,515)      (154,033)
                                                              -----------     ----------
      Increase in net assets derived from capital share
       transactions.........................................    3,870,440      4,735,426
                                                              -----------     ----------
         Increase in net assets.............................    1,749,437      4,841,830
Net Assets:
  Beginning of period.......................................    4,841,830              0
                                                              -----------     ----------
  End of period.............................................  $ 6,591,267     $4,841,830
                                                              ===========     ==========

 FINANCIAL HIGHLIGHTS

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                               1998        1997
                                                              -------     ------
Per share data:
Net asset value, beginning of period........................  $ 11.40     $10.00
Income from investment operations:
  Net investment income.....................................     0.05       0.09
  Net realized and unrealized gain (loss) on investments....    (2.60)      2.47
                                                              -------     ------
    Total income (loss) from investment operations..........    (2.55)      2.56
                                                              -------     ------
Less distributions:
  Dividends from net investment income......................    (0.05)     (0.07)
  Distributions from net realized capital gains.............     0.00      (1.09)
                                                              -------     ------
    Total distributions.....................................    (0.05)     (1.16)
                                                              -------     ------
Net asset value, end of period..............................  $  8.80     $11.40
                                                              =======     ======
Total return................................................   (22.41)%    25.63%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................     0.81%      0.95%
  Ratio of net investment income to average net assets......     0.55%      0.75%
Portfolio turnover rate.....................................       71%        40%
Net assets at end of period (millions)......................  $   6.6     $  4.8

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STRATEGIC INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Strategic Income Portfolio seeks to generate high current income by investing at least 80% of its assets in income-producing securities, including at least 40% of assets in a core group of U.S. government and corporate fixed-income securities, and the remainder in other income-producing securities.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:

One-year                                    (1.42%)
Since inception (1/3/97)                     3.55%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Strategic Income Fund has always been an interesting product. Its concept is unique and our approach conservative in pursuing a high level of income. Last year was successful in terms of maintaining a high-income stream and low NAV volatility. Unfortunately, market dislocations resulted in a negative total return in a calendar year. What happened and how are we reacting? Simply stated, international turmoil resulted in a "crisis of confidence" that drove investors away from risky assets into the safety of U.S. Treasury securities. Yields declined dramatically for Treasury notes, but only slightly for corporates and mbs's. At the peak of despair, corporate bond valuations were priced as if a recession was raging and defaults imminent.

Our fixed income outlook for 1999 includes the following key points: Positive economic growth (2% to 3% for the year) and mild inflation pressures (2%); Bond yields remaining within a 4.5% to 5.5% range; Federal Reserve to lower key short-term rates 25-75 basis points; and improving market liquidity. We also believe REIT's offer tremendous value as evidenced by P/E's close to 10X and revenue growth for most operations are expected to top 8% in 1999.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[STRATEGIC INCOME PORTFOLIO CHART]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  GNMA 7.00% 02/15/28                     4.5
 2.  Occidental Petroleum 10.125%
     09/15/09                                3.1
 3.  NB Cap Trust 8.25% 04/15/27             2.8
 4.  Norfolk Southern Corp 7.70%
     05/15/17                                2.8
 5.  Zurich Cap Trust 8.376% 06/01/37        2.8
 6.  ABM-AMRO Bank N.V. 7.75%
     05/15/23                                2.7
 7.  Lockheed Corp 7.875% 03/15/23           2.7
 8.  Sears Roebuck Accep. Global
     7.00% 06/15/07                          2.7
 9.  Noble Affiliates 8.00% 04/01/27         2.6
10.  Phillip Morris 7.125% 08/15/02          2.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                    % of Net Assets
US Government                            19.6
Financial Services                       14.0
REIT's                                   13.2
Oil, Energy, and Natural Gas             10.5
Banking                                   7.8

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

  FACE                                               MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           GOVERNMENT (19.6%)
$ 89,864   FNMA 7.500% 09/01/28..................  $   92,364
 100,000   FNMA 6.500% 04/18/25..................     101,515
  88,887   FNMA 9.000% 04/01/16..................      94,053
  79,100   FNMA 7.000% 09/01/27..................      80,732
  55,066   FNMA 7.500% 07/15/21..................      55,744
 101,447   FNMA 7.500% 10/01/24..................     104,268
  75,052   GNMA 7.500% 06/15/27..................      77,468
 175,955   GNMA 7.000% 02/15/28..................     180,189
                                                   ----------
                                                      786,333
                                                   ----------
           BANKING (7.8%)
 100,000   ABM-AMRO Bank N.V. 7.750% 05/15/23....     110,544
  75,000   Banc One Corp. 8.000% 04/29/27........      90,067
 100,000   Nations Bank Capital Trust 8.250%
            04/15/27.............................     113,927
                                                   ----------
                                                      314,538
                                                   ----------
           COMPUTER & RELATED (2.1%)
  80,000   IBM Corp. 6.500% 01/15/28.............      84,694
                                                   ----------
           CONSUMER PRODUCTS (2.6%)
 100,000   Phillip Morris Co. 7.125% 08/15/02....     104,932
                                                   ----------
           FINANCIAL SERVICES (8.0%)
 100,000   Lehman Brothers Holdings 7.125%
            09/15/03.............................     102,611
 100,000   Merrill Lynch & Co. NT 7.000%
            04/27/08.............................     106,744
 100,000   Zurich Capital Trust (144A) 8.376%
            06/01/37.............................     111,391
                                                   ----------
                                                      320,746
                                                   ----------
           FORESTRY & PAPER PRODUCTS (0.8%)
  30,000   International Paper Co. 7.625%
            01/15/07.............................      32,657
                                                   ----------
           INDUSTRIAL SERVICES (3.3%)
  25,000   Fort James Corp. NT 6.625% 09/15/04...      25,673
 100,000   Lockheed Corp. NT 7.875% 03/15/23.....     107,256
                                                   ----------
                                                      132,929
                                                   ----------
           OIL, ENERGY & NATURAL GAS (8.1%)
 100,000   Noble Affiliates, Inc. 8.000%
            04/01/27.............................     105,723
 100,000   Occidental Petroleum 10.125%
            09/15/09.............................     125,103
  75,000   Transcanada Pipeline 9.875%
            01/01/21.............................      96,193
                                                   ----------
                                                      327,019
                                                   ----------
           REAL ESTATE & LEASING (4.8%)
  95,000   Meditrust NT 7.600% 07/15/01..........      91,130
 100,000   Spieker Properties Inc. 7.125
            12/01/06.............................     100,622
                                                   ----------
                                                      191,752
                                                   ----------
           RETAIL (4.6%)
  75,000   JC Penney Inc. 9.450% 07/15/02........      78,748
 100,000   Sears Roebuck Acceptance Global 7.000%
            06/15/07.............................     107,143
                                                   ----------
                                                      185,891
                                                   ----------
           TRANSPORTATION & EQUIPMENT (2.8%)
 100,000   Norfolk Southern Corp. 7.700%
            05/15/17.............................     113,825
                                                   ----------

  FACE                                               MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           UTILITIES (4.0%)
$100,000   Duke Power Co. 7.875% 05/01/24........  $  104,276
  50,000   GTE Corp. 7.830% 05/01/23.............      54,732
                                                   ----------
                                                      159,008
                                                   ----------
           TOTAL LONG-TERM BONDS & NOTES (68.5%)
            (COST $2,709,523)....................  $2,754,324
                                                   ----------

                                                     MARKET
 SHARES        REAL ESTATE INVESTMENT TRUSTS         VALUE
-------------------------------------------------------------
   1,000   American Health Properties Inc........  $   20,625
   1,375   Glimcher Realty Trust SBI.............      21,570
     603   Healthcare Realty Trust Inc...........      13,454
   1,000   Highwoods Properties Inc..............      25,750
     190   Hospitality Properties Trust..........       4,584
   2,700   IMPAC Mortgage Holdings...............      12,319
     358   LTC Healthcare Inc....................         940
   3,581   LTC Properties Inc....................      59,534
   1,750   Meditrust.............................      26,469
   2,500   National Health Investors Inc.........      61,719
   3,300   Omega Healthcare Investments Inc......      99,619
     644   Pennsylvania Real Estate Invs.........      12,518
   3,400   Summit Properties Inc.................      58,650
   4,994   Thornburg Mtg. Asset Corp.............      38,079
   3,000   Town & Country Trust..................      48,187
   6,600   Winston Hotels Inc....................      54,037
                                                   ----------
                                                      558,054
                                                   ----------
           TOTAL REAL ESTATE INVEST. TRUSTS
            (13.9%) (COST $763,852)..............  $  558,054
                                                   ----------

                                                     MARKET
 SHARES       CLOSED-END INVESTMENT COMPANIES        VALUE
-------------------------------------------------------------
   6,900   First Commonwealth Fund Inc...........  $   73,744
  11,000   Kleinworth Benson Australian Fund.....      72,187
                                                   ----------
                                                      145,931
                                                   ----------
           TOTAL INVESTMENT COMPANIES (3.6%)
            (COST $184,077)......................  $  145,931
                                                   ----------

                                                     MARKET
 SHARES                 COMMON STOCK                 VALUE
-------------------------------------------------------------
           HOTEL/LODGING (1.2%)
   4,000   RFS Hotels Invs. Inc..................  $   49,000
                                                   ----------
           OIL, ENERGY & NATURAL GAS (0.4%)
   1,000   Occidental Pete. Corp.................      16,876
                                                   ----------
           TOTAL COMMON STOCK (1.6%) (COST
            $66,997).............................  $   65,876
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (3.6%)
   2,500   Citigroup Cap I......................  $    64,219
   3,000   PLC Capital Trust I 8.25%............       78,562
                                                  -----------
                                                      142,781
                                                  -----------
           OIL, ENERGY & NATURAL GAS (1.9%)
   3,000   Enron Capital Trust I 8.3%...........       76,688
                                                  -----------
           REAL ESTATE & LEASING (1.6%)
   2,500   Kimco Realty Corp. 8.5%..............       63,437
                                                  -----------
           UTILITIES (1.6%)
   2,500   Detroit Edison Co. 7.375%............       62,656
                                                  -----------
           TOTAL PREFERRED STOCK (8.6%)
            (COST $343,149).....................  $   345,562
                                                  -----------

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (2.7%)
$107,000   Star Bank 3.50% due 01/04/99
            repurchase price 107,042
            collateralized by GNMA certificates
            pool #8375 due 02/20/24 (Cost
            $107,000)...........................  $   107,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (2.7%)
            (COST $107,000).....................  $   107,000
                                                  -----------
           TOTAL HOLDINGS (98.9%)
            (COST $4,174,598) (a)...............  $ 3,976,747
                                                  -----------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (1.1%)..................       42,766
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $ 4,019,513
                                                  ===========

---------------

   (a) Also represents cost for Federal income tax purposes.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $111,391 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $4,174,598)...............  $ 3,976,747
  Cash in bank...............................          303
  Dividends and accrued interest
    receivable...............................       52,700
                                               -----------
    Total assets.............................    4,029,750
                                               -----------
Liabilities:
  Payable for shares redeemed................           75
  Payable for investment management services
    (note 3).................................        2,736
  Other accrued expenses.....................        7,426
                                               -----------
    Total liabilities........................       10,237
                                               -----------
Net assets at market value...................  $ 4,019,513
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $   430,177
  Paid-in capital in excess of par value.....    3,884,217
  Accumulated net realized loss on
    investments (note 1).....................      (97,030)
  Net unrealized depreciation on investments
    (note 1).................................     (197,851)
                                               -----------
Net assets at market value...................  $ 4,019,513
                                               ===========
Shares outstanding (note 4)..................      430,177
Net asset value per share....................  $      9.34
                                               ===========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest....................................  $ 179,398
  Dividends...................................    134,171
                                                ---------
    Total investment income...................    313,569
                                                ---------
Expenses:
  Management fees (note 3)....................     30,384
  Custodian fees (note 3).....................      4,825
  Directors' fees (note 3)....................        269
  Professional fees...........................        737
  Accounting and transfer agent fees..........      7,256
  Other.......................................      1,231
                                                ---------
    Total expenses............................     44,702
                                                ---------
    Net investment income.....................  $ 268,867
                                                ---------
Realized and unrealized loss on investments:
  Net realized loss from investments..........  $ (97,030)
  Net increase in unrealized depreciation on
    investments...............................   (230,070)
                                                ---------
    Net loss on investments...................   (327,100)
                                                ---------
    Net decrease in net assets from
      operations..............................  $ (58,233)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  1998            1997
                                                              ------------    ------------
From operations:
  Net investment income.....................................  $   268,867      $  166,446
  Realized gain (loss) on investments.......................      (97,030)          3,690
  Unrealized gain (loss) on investments.....................     (230,070)         32,219
                                                              -----------      ----------
      Net increase in net assets from operations............      (58,233)        202,355
                                                              -----------      ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (269,685)       (165,770)
  Capital gains distributions...............................       (1,157)         (2,533)
                                                              -----------      ----------
      Total dividends and distributions.....................     (270,842)       (168,303)
                                                              -----------      ----------
From capital share transactions (note 4):
  Received from shares sold.................................    1,160,301       3,110,382
  Received from dividends reinvested........................      270,842         168,303
  Paid for shares redeemed..................................     (333,046)        (62,246)
                                                              -----------      ----------
      Increase in net assets derived from capital share
       transactions.........................................    1,098,097       3,216,439
                                                              -----------      ----------
         Increase in net assets.............................      769,022       3,205,491
Net Assets:
  Beginning of period.......................................    3,250,491               0
                                                              -----------      ----------
  End of period (a).........................................  $ 4,019,513      $3,205,491
                                                              ===========      ==========
(a) Includes undistributed net investment income of.........  $         0      $      676
                                                              ===========      ==========

 FINANCIAL HIGHLIGHTS

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                               1998        1997
                                                              ------      ------
Per share data:
Net asset value, beginning of period........................  $10.16      $10.00
Income from investment operations:
  Net investment income.....................................    0.68        0.71
  Net realized and unrealized gain (loss) on investments....   (0.82)       0.13
                                                              ------      ------
    Total income (loss) from investment operations..........   (0.14)       0.84
                                                              ------      ------
Less distributions:
  Dividends from net investment income......................   (0.68)      (0.67)
  Distributions from net realized capital gains.............    0.00       (0.01)
                                                              ------      ------
    Total distributions.....................................   (0.68)      (0.68)
                                                              ------      ------
Net asset value, end of period..............................  $ 9.34      $10.16
                                                              ======      ======
Total return................................................   (1.42)%      8.74%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    1.18%       1.30%
  Ratio of net investment income to average net assets......    7.12%       7.04%
Portfolio turnover rate.....................................     104%        102%
Net assets at end of period (millions)......................  $  4.0      $  3.2

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STELLAR PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Stellar Portfolio seeks to maximize total return by investing approximately 15% to 25% of its assets in each of the following categories: domestic equities, domestic bonds, foreign securities, real estate securities, and precious metal and/or money market securities.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:

One-year                                     2.92%
Since inception (1/3/97)                     6.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The prevailing market conditions were ideal for investors in the Stellar portfolio. The Fund insulated shareholders from much of the volatility in equity prices, while benefiting in performance terms from the rally in bond prices. The REIT portfolio suffered the most severe damage during the second and third quarters, due principally to a change in the tax code and slowing growth for the group. The domestic equity portfolio was the most volatile and rewarding. The key to success in the U.S. was the decision to focus on large capitalization growth companies. This subset of the market moved to higher valuation levels throughout the year, as investors became more and more concerned about a decline in revenue growth.

Investor expectations for 1999 are still out of line with reality. As we have seen thus far in 1998, the market reacts violently to disappointments and tends to overreact in both the positive and negative. We believe that the market must adjust expectations for earnings growth in 1999 to reflect the slowing manufacturing activity and the rising costs in the services sector, but still positive year over year growth.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  FNMA Med Term NT 6.03% 05/07/01          4.7
 2.  Mack Cali Realty Corp                    3.8
 3.  Kimco Realty Corp                        3.7
 4.  FJLMC 7.92% 06/29/11                     3.7
 5.  FNMA 6.21% 11/07/07                      3.0
 6.  Catellus Development                     2.2
 7.  GNMA Pool 447728 7.50% 06/15/27          2.1
 8.  BRE Properties CL A                      2.1
 9.  Vornado Realty Trust                     2.1
10.  New Plan Excel Realty Trust              2.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
REIT's                                     20.9
CMO's                                      13.5
Closed-End Investment Companies             9.3
Computer and Related                        3.5
Oil, Energy, and Natural Gas                3.5

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             AEROSPACE (0.3%)
       200   Comair Holdings Inc. ..............  $     6,750
       100   *Continental Airlines CL B.........        3,350
                                                  -----------
                                                       10,100
                                                  -----------
             AUTOMOTIVE & RELATED (0.2%)
       200   Paccar Inc. .......................        8,225
                                                  -----------
             BANKING (1.1%)
       127   Bank One Corp. ....................        6,485
       200   Bankboston Corp. ..................        7,787
       220   Charter One Financial Inc. ........        6,105
       200   Fleet Financial....................        8,938
        80   Texas Regl Bancshare Inc. CL A.....        2,005
       200   Wells Fargo Co. ...................        7,987
                                                  -----------
                                                       39,307
                                                  -----------
             BUSINESS SERVICES (0.6%)
       200   *American Mgmt. Systems Inc. ......        8,000
       150   Deluxe Corp. ......................        5,484
       200   *Fiserv Inc. ......................       10,288
                                                  -----------
                                                       23,772
                                                  -----------
             CHEMICALS (0.1%)
       125   Lyondell Petro Chemical Co. .......        2,250
                                                  -----------
             COMMUNICATIONS (0.4%)
       187   *MCI Worldcom Inc. ................       13,387
                                                  -----------
             COMPUTER & RELATED (3.5%)
       200   *Cisco Systems Inc. ...............       18,563
       200   Computer Sciences Corp. ...........       12,887
       200   *EMC Corp. ........................       17,000
       100   Honeywell Inc. ....................        7,531
       150   Intel Corp. .......................       17,784
       100   *Lexmark Intl. Group Inc. CL A.....       10,050
       100   *Microsoft Corp. ..................       13,869
       200   *Network Associates Inc. ..........       13,250
       200   *Sun Microsystems Inc. ............       17,125
                                                  -----------
                                                      128,059
                                                  -----------
             CONSUMER PRODUCTS (0.1%)
       100   Gillette Co. ......................        4,831
                                                  -----------
             DRUGS (0.8%)
       125   Warner Lambert Co. ................        9,398
       300   *Waston Pharmaceuticals Inc........       18,863
                                                  -----------
                                                       28,261
                                                  -----------
             ELECTRICAL EQUIPMENT (0.4%)
       225   *Benchmark Electronics Inc.........        8,241
       100   Johnson Controls Inc. .............        5,900
                                                  -----------
                                                       14,141
                                                  -----------
             ENTERTAINMENT & LEISURE (0.2%)
       200   The Walt Disney Co. ...............        6,000
                                                  -----------

                                                      MARKET
  SHARES               U.S. COMMON STOCK               VALUE
---------------------------------------------------------------
             FINANCIAL SERVICES (1.2 %)
       100   American Express Co. ................  $    10,225
       200   Associates First Capital CL A........        8,475
       200   Fannie Mae-Federal National Mgmt. ...       14,800
       150   Morgan Stanley Dean Witter & Co. ....       10,650
                                                    -----------
                                                         44,150
                                                    -----------
             FOOD & RELATED (0.4%)
       300   Flemming Cos.........................        3,112
       150   Pepsico Inc. ........................        6,141
       200   Sara Lee Corp. ......................        5,638
                                                    -----------
                                                         14,891
                                                    -----------
             HOUSING, FURNITURE & RELATED (0.7%)
       275   *American Homestar Corp. ............        4,125
       650   *International Comfort Products......        5,200
       300   Parker Hannifin Corp. ...............        9,825
       219   *Palm HBR Homes Inc..................        5,516
                                                    -----------
                                                         24,666
                                                    -----------
             INDUSTRIAL SERVICES (0.3%)
       260   Ecolab Inc...........................        9,409
                                                    -----------
             INSURANCE SERVICES (0.8%)
       100   Allmerica Financial Corp. ...........        5,788
       100   American Intl. Group.................        9,663
       112   AON Corp. ...........................        6,202
       150   ITT Hartford.........................        8,231
                                                    -----------
                                                         29,884
                                                    -----------
             MEDICAL & RELATED (1.0%)
       200   Allegiance Corp. ....................        9,325
       150   Guidant Corp. .......................       16,538
       300   *Quorum Health Group.................        3,881
       225   *Tenet Healthcare Corp. .............        5,906
                                                    -----------
                                                         35,650
                                                    -----------
             METAL & MINING (0.2%)
       100   Aluminum Co. America.................        7,456
                                                    -----------
             OIL, ENERGY & NATURAL GAS (1.6%)
       500   *BJ Services Co. ....................        7,813
       200   Coastal Corp. .......................        6,988
       100   Diamond Offshore Drilling............        2,369
       200   Ensco International Inc. ............        2,137
       300   *Global Marine Inc. .................        2,756
       100   Mobil Corp. .........................        8,712
       200   Schlumberger Ltd.....................        9,225
       250   Tosco Corp. .........................        6,469
       200   Texaco Inc. .........................       10,575
                                                    -----------
                                                         57,044
                                                    -----------
             REAL ESTATE & LEASING (2.4%)
     5,500   *Catellus Development Corp. .........       78,719
       275   D R Horton Inc. .....................        6,325
       110   *Vornado Operating Inc. .............          887
                                                    -----------
                                                         85,931
                                                    -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                      MARKET
  SHARES               U.S. COMMON STOCK               VALUE
---------------------------------------------------------------
             RETAIL (1.5%)
       200   American Stores Co. .................  $     7,388
       250   Dayton Hudson Corp. .................       13,563
       150   Gap Inc..............................        8,437
       200   *Kohls Corp. ........................       12,287
       250   Lowe's Cos...........................       12,797
                                                    -----------
                                                         54,472
                                                    -----------
             UTILITIES (0.2%)
        75   General Electric Co. ................        7,653
                                                    -----------
             TOTAL COMMON STOCK (18.0%)
              (COST $521,946).....................  $   649,539
                                                    -----------

                                                    MARKET
  SHARES       REAL ESTATE INVESTMENT TRUSTS        VALUE
-------------------------------------------------------------
     1,800   Apartment Inv.. & Mgmt. Co. CL
              A................................  $     66,938
     3,000   BRE Properties CL A...............        74,250
     3,250   Brandywine Realty Trust...........        58,094
     2,500   Glenborough Realty Trust Inc......        50,937
     3,400   Kimco Realty Corp. ...............       134,938
     3,400   Kroger Equity Inc. ...............        58,437
     4,425   Mack Cali Realty Corp. ...........       136,622
       400   Manufactured Home Communities.....        10,025
     3,200   New Plan Excel Realty Trust.......        71,000
       800   Reckson Assoc. Realty Corp. ......        17,750
     2,400   US Restaurants Properties.........        58,350
     2,200   Vornado Realty Trust..............        74,250
                                                 ------------
             TOTAL REAL ESTATE INVESTMENT
              TRUSTS (22.4%) (COST $878,705)...  $    811,591
                                                 ------------

                                                    MARKET
  SHARES      CLOSED-END INVESTMENT COMPANIES       VALUE
-------------------------------------------------------------
       500   Argentina Fund Inc................  $      4,500
       300   Brazil Fund Inc...................         3,262
     3,000   Central European Value Fund.......        31,125
       800   Chile Fund Inc....................         7,250
       875   First Commonwealth Fund Inc.......         9,352
     2,200   France Growth Fund................        29,975
     5,000   Hancock Patriot Prem. Div. Fund
              II...............................        59,688
     1,500   Irish Investment Fund Inc.........        30,563
     2,200   *Japan Webs Index Series..........        22,550
     5,000   Kleinworth Benson Austral. Inc.
              Fund.............................        32,812
       650   Mexico Fund Inc...................         7,272
     2,000   Swiss Helvetia Fund...............        32,000
       300   Templeton Emerging Mkts. Fund.....         2,887
     5,000   Templeton Global Govt. Fund.......        33,125
     2,000   United Kingdom Fund...............        28,875
                                                 ------------
             TOTAL CLOSED END INVESTMENT CO.
              (9.3%) (COST $391,526)...........  $    335,236
                                                 ------------

                                                    MARKET
  SHARES             DEPOSITORY SHARES              VALUE
-------------------------------------------------------------
             FINANCIAL (1.9%)
       550   S&P 500 Depository Shares.........  $     67,650
                                                 ------------
             TOTAL DEPOSITORY SHARES (1.9%)
              (COST $61,326)...................  $     67,650
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             ARGENTINA (0.2%)
             OIL, ENERGY & NATURAL GAS
       200   YPF Sociedad Anonima Spon ADR.....  $      5,588
                                                 ------------
             AUSTRALIA (0.7%)
             BANKING
       350   Nat'l. Australia Bank LTD ADR.....        26,053
                                                 ------------
             CANADA (0.8%)
             METALS & MINING
       500   Alcan Aluminum Ltd................        13,531
             TRANSPORTATION
       775   Canadian Pacific Ltd..............        14,628
                                                 ------------
             TOTAL CANADA......................        28,159
                                                 ------------
             DENMARK (0.9%)
             CHEMICALS
       500   Novo-Nordisk AS ADR...............        33,250
                                                 ------------
             FINLAND (0.7%)
             COMMUNICATIONS
       200   *Nokia Corp. Sponsored ADR........        24,088
                                                 ------------
             GERMANY (0.7%)
             AUTOMOTIVE & RELATED
       251   *DaimlerChrysler AG Spon ADR......        24,112
                                                 ------------
             ITALY (0.3%)
             CONSUMER PRODUCTS
       875   Luxottica Group ADR...............        10,500
                                                 ------------
             JAPAN (0.4%)
             ELECTRICAL EQUIPMENT
       100   Hitachi Ltd. ADR..................         6,044
       125   Sony Corp. .......................         8,969
                                                 ------------
                                                       15,013
                                                 ------------
             NETHERLANDS (1.1%)
             ELECTRICAL EQUIPMENT
       350   Phillips NV.......................        23,691
                                                 ------------
             OIL, ENERGY & NATURAL GAS
       350   Royal Dutch Petroleum Co. ........        16,756
                                                 ------------
             TOTAL NETHERLANDS.................        40,447
                                                 ------------
             NORWAY (0.3%)
             CHEMICALS
       350   Norsk Hydro AS Spon ADR...........        11,966
                                                 ------------
             SWEDEN (0.5%)
             AUTOMOTIVE & RELATED
       737   Volvo Aktiebolaget Ser B ADR......        17,181
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             SPAIN (1.6%)
             BANKING
       510   Banco de Santander ADR............  $     10,073
             OIL, ENERGY & NATURAL GAS
       850   Repsol SA Spon. ADR...............        46,431
                                                 ------------
             TOTAL SPAIN.......................        56,504
                                                 ------------
             UNITED KINGDOM (1.6%)
             COMMUNICATIONS
       850   Cable & Wireless Pub. Ltd.........        31,236
       175   Vodafone Group Spon. ADR..........        28,197
                                                 ------------
                                                       59,433
                                                 ------------
             TOTAL FOREIGN COMMON STOCK (9.8%)
              (COST $275,585)..................  $    352,294
                                                 ------------

                                                    MARKET
  SHARES              PREFERRED STOCK               VALUE
-------------------------------------------------------------
             BANKING (1.4%)
     1,000   Banco Bilbao Vizcaya (Spain) 8%...  $     26,375
     1,000   BankUnited Cap II 9.6%............        25,250
                                                 ------------
                                                       51,625
                                                 ------------
             FINANCIAL SERVICES (1.0%)
     1,500   MSDW Capital Trust I 7.1%.........        37,969
                                                 ------------
             REAL ESTATE & LEASING (0.4%)
       540   Kimco Realty Corp. CL D Conv......        13,972
                                                 ------------
             UTILITIES (0.9%)
     1,200   HL&P Cap Trust I 8.125%...........        31,275
                                                 ------------
             TOTAL PREFERRED STOCK (3.7%)
              (COST $130,927)..................  $    134,841
                                                 ------------

   FACE                                             MARKET
  AMOUNT          LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (15.1%)
$  100,000   FNMA 6.210% 11/07/07..............  $    106,568
   125,000   Federal Home Loan Mortgage 7.920%
              06/29/11.........................       132,316
   170,000   FNMA 6.030% 05/07/01..............       170,626
    75,052   GNMA 7.500% 06/15/27..............        77,468
    50,000   US Treasury Note 7.250%
              05/15/04.........................        56,047
                                                 ------------
             TOTAL LONG-TERM BONDS & NOTES
              (15.1%) (COST $530,436)..........  $    543,025
                                                 ------------

   FACE                                             MARKET
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL (19.3%)
$  696,000   Star Bank 3.5% 01/04/99 repurchase
              price $696,271 collateralized by
              GNMA certificates pool #8375 due
              02/20/24 (Cost $696,000).........  $    696,000
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (19.3%) (COST $696,000)..........  $    696,000
                                                 ------------
             TOTAL HOLDINGS (99.5%)
              (COST $3,486,451)................  $  3,590,176
                                                 ------------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (0.5%)........        14,800
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $  3,604,976
                                                 ============

---------------

 *  Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $2,790,451)...............  $2,894,176
  Repurchase agreements (note 1) (cost
    $696,000)................................     696,000
  Cash in bank...............................         275
  Dividends and accrued interest
    receivable...............................      23,010
                                               ----------
    Total assets.............................   3,613,461
                                               ----------
Liabilities:
  Payable for shares redeemed................          51
  Payable for investment management services
    (note 3).................................       3,027
  Other accrued expenses.....................       5,407
                                               ----------
    Total liabilities........................       8,485
                                               ----------
Net assets at market value...................  $3,604,976
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  341,443
  Paid-in capital in excess of par value.....   3,164,357
  Accumulated net realized gain on
    investments (note 1).....................      (6,321)
  Net unrealized appreciation on investments
    (note 1).................................     103,725
  Undistributed net investment income........       1,772
                                               ----------
Net assets at market value...................  $3,604,976
                                               ==========
Shares outstanding (note 4)..................     341,443
Net asset value per share....................  $    10.56
                                               ==========

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest...................................  $   64,711
  Dividends..................................      98,004
                                               ----------
    Total investment income..................     162,715
                                               ----------
Expenses:
  Management fees (note 3)...................      32,977
  Custodian fees (note 3)....................       4,825
  Directors' fees (note 3)...................         269
  Professional fees..........................         737
  Accounting and transfer agent fees.........       6,982
  Other......................................       1,244
                                               ----------
    Total expenses...........................      47,034
                                               ----------
    Net investment income....................  $  115,681
Realized and unrealized gain (loss) on
  investments:
  Net realized gain from investments.........  $   20,231
  Net decrease in unrealized appreciation on
    investments..............................     (54,343)
                                               ----------
      Net loss on investments................     (34,112)
                                               ----------
      Net increase in net assets from
         operations..........................  $   81,569
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................   $  115,681     $   73,156
  Realized gain (loss) on investments.......................       20,231        (11,917)
  Unrealized gain (loss) on investments.....................      (54,343)       158,068
                                                               ----------     ----------
      Net increase in net assets from operations............       81,569        219,307
                                                               ----------     ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (114,147)       (72,918)
  Capital gains distributions...............................      (14,635)             0
                                                               ----------     ----------
      Total Distributions...................................     (128,782)       (72,918)
                                                               ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.................................    1,063,702      2,644,507
  Received from dividends reinvested........................      128,782         72,918
  Paid for shares redeemed..................................     (346,843)       (57,267)
                                                               ----------     ----------
      Increase in net assets derived from capital share
       transactions.........................................      845,641      2,660,158
                                                               ----------     ----------
         Increase in net assets.............................      798,428      2,806,548
Net Assets:
  Beginning of period.......................................    2,806,548              0
                                                               ----------     ----------
  End of period (a).........................................   $3,604,976     $2,806,548
                                                               ==========     ==========
(a) Includes undistributed net investment income of.........   $    1,772     $      238
                                                               ==========     ==========

 FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              ----------------
                                                               1998      1997
                                                              ------    ------
Per share data:
Net asset value, beginning of period........................  $10.65    $10.00
Income from investment operations:
  Net investment income.....................................    0.37      0.32
  Net realized and unrealized gain (loss) on investments....   (0.07)     0.64
    Total income from investment operations.................    0.30      0.96
                                                              ------    ------
Less distributions:
  Dividends declared........................................   (0.35)    (0.31)
  Distributions from net realized capital gains.............   (0.04)     0.00
    Total distributions.....................................   (0.39)    (0.31)
                                                              ------    ------
Net asset value, end of period..............................  $10.56    $10.65
                                                              ======    ======
Total return................................................    2.92%     9.70%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................    1.43%     1.54%
  Ratio of net investment income to average net assets......    3.53%     3.07%
Portfolio turnover rate.....................................      81%       17%
Net assets at end of period (millions)......................  $  3.6    $  2.8

   The accompanying notes are an integral part of these financial statements.

RELATIVE VALUE PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Relative Value Portfolio seeks the highest total return as is consistent with reasonable risk by investing in stocks deemed to represent characteristics with low volatility, above-average yields and are undervalued relative to the stocks comprising the S&P Composite Stock Index.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:
One-year                                    20.72%
Since inception (1/3/97)                    24.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

During the past twelve months, the equity market saw significant volatility due to concerns over Asia, corporate earnings, and the turmoil in the White House. How did the portfolio perform versus the average growth and income fund? By adhering to the tenets of the valuation process employed by the fund, the securities selected are typically those which exhibit a higher degree of operating and financial stability. During volatile periods in the market, stocks possessing these attributes command a premium in valuation as a "flight to quality" intensifies demand for these stocks. For the twelve months ending November 30, 1998 the Relative Value Fund generated a total rate in excess of 16% on a net asset value basis. This compares to an 11.61% return for the average growth and income fund as reported by Lipper Analytical Services, Inc.

As we look to 1999, we forecast a slow growth economic environment where inflation continues to remain benign and corporate earnings growth slows to single digit increases. Technology and healthcare will continue to provide market leadership in the fund and we will continue to pursue opportunities in the consumer cyclicals, communication, financial services, and energy companies.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Cincinnati Bell Inc                      6.4
 2.  IBM Corp                                 5.9
 3.  Intel Corp                               5.3
 4.  Proctor & Gamble Co                      5.0
 5.  Lucent Technologies                      3.8
 6.  Smithkline Beecham                       3.5
 7.  General Electric                         3.4
 8.  Bristol Myers Squibb                     3.4
 9.  Texaco Inc                               3.2
10.  Merck & Co. Inc                          2.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Communications                             13.3
Computer and Related                       12.4
Drugs                                      12.0
Consumer Products                          11.0
Banking                                    10.4

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES          U.S. COMMON STOCK                 VALUE
-------------------------------------------------------------
             AEROSPACE (3.2%)
     2,000   Allied Signal Inc.................  $     88,625
     2,000   Lockheed Martin Corp..............       169,500
     1,100   Raytheon Co. Class B..............        58,575
                                                 ------------
                                                      316,700
                                                 ------------
             AUTOMOTIVE & RELATED (3.5%)
     2,500   Ford Motor Co.....................       146,719
     1,500   General Motors Corp...............       107,344
     1,900   Goodyear Tire & Rubber Co.........         95,83
                                                 ------------
                                                      349,894
                                                 ------------
             BANKING (10.4%)
     2,000   Bank America Corp.................       120,250
     6,000   Bank New York Inc.................       241,500
     5,000   Bank One Corp.....................       255,313
     4,400   First Financial Bancorp...........       127,325
     2,000   Mellon Bank Corp..................       137,500
     2,000   PNC Bank Corp.....................       108,250
     2,000   TCF Financial Corp................        48,375
                                                 ------------
                                                    1,038,513
                                                 ------------
             COMMUNICATIONS (11.8%)
     2,000   AT&T Corp.........................       150,500
    17,000   Cincinnati Bell Inc...............       642,813
     3,500   Lucent Technologies Inc...........       385,000
                                                 ------------
                                                    1,178,313
                                                 ------------
             COMPUTER & RELATED (12.4%)
     1,500   Honeywell Inc.....................       112,969
     4,500   Intel Corp........................       533,531
     3,200   IBM Corp..........................       591,200
                                                 ------------
                                                    1,237,700
                                                 ------------
             CONSUMER PRODUCTS (11.0%)
     4,000   Gillette Co.......................       193,250
     5,500   Philip Morris Cos. Inc............       294,250
     5,500   Procter & Gamble Co...............       502,219
     2,000   Whirlpool Corp....................       110,750
                                                 ------------
                                                    1,100,469
                                                 ------------
             DRUGS (8.5%)
     4,000   American Home Products Corp.......       225,250
     2,500   Bristol Myers Squibb Co...........       334,531
     2,000   Merck & Co. Inc...................       295,375
                                                 ------------
                                                      855,156
                                                 ------------
             ELECTRICAL EQUIPMENT (3.9%)
     3,300   General Electric Co...............       336,806
     1,000   Johnson Controls Inc..............        59,000
                                                 ------------
                                                      395,806
                                                 ------------
             FINANCIAL SERVICES (4.1%)
     1,500   American Express Co...............       153,375
     5,250   Citigroup Inc.....................       259,875
                                                 ------------
                                                      413,250
                                                 ------------

                                                    MARKET
  SHARES          U.S. COMMON STOCK                 VALUE
-------------------------------------------------------------
             INSURANCE SERVICES (4.5%)
     5,000   Cincinnati Financial Corp.........  $    183,125
     6,500   Ohio Casualty Corp................       267,312
                                                 ------------
                                                      450,437
                                                 ------------
             OIL, ENERGY & NATURAL GAS (5.8%)
     3,000   Mobil Corp........................       261,375
     6,000   Texaco Inc........................       317,250
                                                 ------------
                                                      578,625
                                                 ------------
             RETAIL (4.1%)
     4,000   Federated Department Stores.......       174,250
     5,500   Sears Roebuck & Co. ..............       233,750
                                                 ------------
                                                      408,000
                                                 ------------
             UTILITIES (3.3%)
     3,000   GPU Inc...........................       132,562
     3,000   GTE Corp. ........................       202,312
                                                 ------------
                                                      334,874
                                                 ------------
             TOTAL U.S. COMMON STOCK (86.5%)
              (COST $7,071,037)................  $  8,657,737
                                                 ------------

                                                    MARKET
  SHARES        FOREIGN COMMON STOCK                VALUE
-------------------------------------------------------------
             UNITED KINGDOM (5.0%)
             COMMUNICATIONS (1.5%)
     1,000   Cable & Wireless Pub Co. Ltd
              ADR..............................  $     36,750
       700   Vodafone Group PLC ADR............       112,788
                                                 ------------
                                                      149,538
                                                 ------------
             DRUGS (3.5%)
     5,000   Smithkline Beecham PLC ADR CL A...       347,500
                                                 ------------
             TOTAL UNITED KINGDOM..............       497,038
                                                 ------------
             NETHERLANDS (1.4%)
             OIL, ENERGY AND NATURAL GAS
     3,000   Royal Dutch Pete Co NY Reg 1.25...       143,625
                                                 ------------
             TOTAL FOREIGN COMMON STOCK (6.4%)
              (COST $483,594)..................  $    640,663
                                                 ------------

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (7.1%)
$709,000   Star Bank 3.50% due 01/04/99
            repurchase price $709,276
            collateralized by GNMA certificates
            pool # 8375 due 02/20/24 (cost
            $709,000)...........................  $   709,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (7.1%)
            (COST $709,000).....................  $   709,000
                                                  -----------
           TOTAL HOLDINGS (100.%)
            (COST $8,263,631)(a)................  $10,007,400
                                                  -----------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (0.0%)..................        1,573
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $10,008,973
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $8,263,631).............  $ 10,007,400
  Cash in bank.............................           639
  Dividends and accrued interest
    receivable.............................        13,385
                                             ------------
    Total assets...........................    10,021,424
                                             ============
Liabilities:
  Payable for shares redeemed..............           399
  Payable for investment management
    services (note 3)......................         7,388
  Other accrued expenses...................         4,664
                                             ------------
    Total liabilities......................        12,451
                                             ------------
Net assets at market value.................  $ 10,008,973
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $    666,479
  Paid-in capital in excess of par value...     7,609,086
  Accumulated net realized gain on
    investments (note 1)...................       (10,361)
  Net unrealized appreciation on
    investments (note 1)...................     1,743,769
                                             ------------
Net assets at market value.................  $ 10,008,973
                                             ============
Shares outstanding (note 4)................       666,479
Net asset value per share..................  $      15.02
                                             ============

 STATEMENT OF OPERATIONS

                                                    Year ended December 31, 1998

Investment income:
  Interest..................................  $    52,822
  Dividends.................................      147,746
                                              -----------
    Total investment income.................      200,568
                                              -----------
Expenses:
  Management fees (note 3)..................       80,506
  Custodian fees (note 3)...................        4,968
  Directors' fees (note 3)..................          255
  Professional fees.........................        1,107
  Accounting and transfer agent fees........        6,572
  Other.....................................        1,772
                                              -----------
    Total expenses..........................       95,180
                                              -----------
    Net investment income...................  $   105,388
Realized and unrealized gain on investments:
  Net realized gain from investments........  $    83,624
  Net increase in unrealized appreciation on
    investments.............................      979,715
                                              -----------
    Net gain on investments.................    1,063,339
                                              -----------
    Net increase in net assets from
      operations............................  $ 1,168,727
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
From operations:
  Net investment income.....................................  $   105,388    $     47,841
  Realized gain (loss) on investments.......................       83,624          (2,446)
  Unrealized gain on investments............................      979,715         764,054
                                                              ------------   ------------
      Net increase in assets from operations................    1,168,727         809,449
                                                              ------------   ------------
Dividends and distributions to shareholders:
  Dividends declared from net investment income.............     (105,730)        (47,665)
  Capital gains distributions...............................      (91,539)              0
                                                              ------------   ------------
      Total dividends and distributions.....................     (197,269)        (47,665)
                                                              ------------   ------------
From capital share transactions (note 4):
  Received from shares sold.................................    6,696,273       5,066,632
  Received from dividends reinvested........................      197,269          47,665
  Paid for shares redeemed..................................   (3,589,324)       (142,784)
                                                              ------------   ------------
      Increase in net assets derived from capital share
       transactions.........................................    3,304,218       4,971,513
                                                              ------------   ------------
         Increase in net assets.............................    4,275,676       5,733,297
                                                              ------------   ------------
Net Assets:
  Beginning of period.......................................    5,733,297               0
                                                              ------------   ------------
  End of period (a).........................................  $10,008,973    $  5,733,297
                                                              ============   ============
(a) Includes undistributed net investment income of.........  $      (166)   $          0
                                                              ============   ============

 FINANCIAL HIGHLIGHTS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                  1998           1997
                                                              ------------   ------------
Per share data:
Net asset value, beginning of period........................  $     12.68    $      10.00
Income from investment operations:
  Net investment income.....................................         0.15            0.16
  Net realized and unrealized gain on investments...........         2.48            2.66
                                                              ------------   ------------
    Total income from investment operations.................         2.63            2.82
                                                              ------------   ------------
Less distributions:
  Dividends declared........................................        (0.15)          (0.14)
  Distributions from net realized capital gains.............        (0.14)           0.00
                                                              ------------   ------------
    Total distributions.....................................        (0.29)          (0.14)
                                                              ------------   ------------
Net asset value, end of period..............................  $     15.02    $      12.68
                                                              ============   ============
Total return................................................        20.72%          28.28%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         1.08%           1.18%
  Ratio of net investment income to average net assets......         1.19%           1.35%
Portfolio turnover rate.....................................           54%              7%
Net assets at end of period (millions)......................  $      10.0    $        5.7

   The accompanying notes are an integral part of these financial statements.

BLUE CHIP PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Blue Chip Portfolio seeks growth of capital and income by investing in securities of high quality companies.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:
Since inception (5/1/98)                     2.34%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

1998 was an extremely difficult year for active value managers. The S&P 500's 28.7% return was dominated by a handful of ultra-large growth oriented Technology, Pharmaceutical, and Telephone companies. The return for the average stock in the S&P 500, as measured by the equal-weighted S&P 500, was only 12.8%. This nearly 16% disparity between the average stock and the market itself is something the market has not experienced in the last 25 years. In this difficult environment the portfolio, from its inception on May 1, 1998, returned 2.34%. This return was in line with our value oriented benchmarks: The average Lipper Growth & Income fund returned 2.59% and the S&P Value Index returned 1.41%. We are obviously not pleased with our relative performance versus the S&P 500, but given our investment style and market conditions, the returns are not unreasonable. It is worth noting that historically, after periods of extremely narrow market leadership dominated by a handful of growth stocks, active value management can provide superior returns.

As we enter 1999, the markets are faced with numerous challenges. At a P/E ratio nearing 30 times, and price-to-book ration north of 8 times and a dividend yield of 1.3%, the S&P 500 is in uncharted valuation territory for this point in any business cycle. In this type of environment, we believe that our value disciplines -- identifying leading companies which are temporarily out of favor and appear inexpensive relative to their history relative to the market as well as to their expected growth -- will provide a more reasonable ride as rationality works its way back into the market.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                       % of Net Assets
 1.  Kimberly-Clark Corp                      2.8
 2.  UST Inc                                  2.1
 3.  GTE Corp                                 2.1
 4.  Corn Products International              2.0
 5.  Conseco Inc                              1.9
 6.  Electronic Data Systems Corp             1.9
 7.  Philip Morris Cos Inc                    1.9
 8.  Ashland Inc                              1.8
 9.  Sun Microsystems                         1.8
10.  Pharmacia & Upjohn Inc                   1.8

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Consumer Products                          10.2
Oil, Energy, and Natural Gas                9.1
Utilities                                   8.8
Computer & Related                          7.5
Retail                                      6.8

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES          U.S. COMMON STOCK                 VALUE
-------------------------------------------------------------
             AEROSPACE (1.7%)
     1,500   Boeing Company....................  $     48,938
                                                 ------------
             AUTOMOTIVE & RELATED (3.9%)
       500   General Motors Corp. .............        35,781
       800   Cooper Tire & Rubber..............        16,350
       400   Johnson Controls Inc. ............        23,600
     1,100   Tenneco Inc. .....................        37,469
                                                 ------------
                                                      113,200
                                                 ------------
             BANKING (1.6%)
       400   Republic New York Corp. ..........        18,225
       700   Washington Mutual Inc. ...........        26,731
                                                 ------------
                                                       44,956
                                                 ------------
             BUSINESS SERVICES (2.7%)
     1,500   First Data Corp. .................        47,531
     1,000   King World Prod Inc. .............        29,438
                                                 ------------
                                                       76,969
                                                 ------------
             CHEMICALS (0.6%)
       200   Dow Chemical Co. .................        18,188
                                                 ------------
             COMMUNICATIONS (3.0%)
       400   AT & T Corp. .....................        30,100
       500   Motorola Inc. ....................        30,531
       500   SBC Communications Inc. ..........        26,813
                                                 ------------
                                                       87,444
                                                 ------------
             COMPUTER & RELATED (7.5%)
     1,100   Electronic Data Systems Corp. ....        55,275
       200   IBM CO............................        36,950
     1,000  *Seagate Technology Inc. ..........        30,250
     1,200  *Storage Technology Corp. .........        42,675
       600  *Sun Microsystems Inc. ............        51,375
                                                 ------------
                                                      216,525
                                                 ------------
             CONSUMER PRODUCTS (10.2%)
       400   Eastman Kodak Co. ................        28,800
     1,200   Kimberly-Clark Corp. .............        65,400
     1,100   Liz Claiborne Inc. ...............        34,719
     1,000   Phillip Morris Co. Inc. ..........        53,500
     1,600   RJR Nabisco Corp. ................        47,500
     1,800   UST Inc. .........................        62,775
                                                 ------------
                                                      292,694
                                                 ------------
             CONTAINERS (1.1%)
     1,000   Crown Cork & Seal Co. Inc. .......        30,813
                                                 ------------
             DRUGS (3.8%)
       600   Abbott Laboratories...............        29,400
       200   Merck & Co. Inc. .................        29,537
       900   Pharmacia & Upjohn Inc. ..........        50,963
                                                 ------------
                                                      109,900
                                                 ------------
             ENTERTAINMENT & LEISURE (2.7%)
       800   Brunswick Corp. ..................        19,800
       500  *Viacom Inc. CL A..................        36,781
       300  *Viacom Inc. CL B..................        22,200
                                                 ------------
                                                       78,781
                                                 ------------

                                                    MARKET
  SHARES          U.S. COMMON STOCK                 VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (2.2%)
       711   AMP Inc. .........................  $     37,016
       800   Houston Industries Inc. ..........        25,700
                                                 ------------
                                                       62,716
                                                 ------------
             FINANCIAL SERVICES (3.0%)
       700   Bear Stearns Co. Inc. ............        26,163
     1,300   CIT Group Inc. CL A...............        41,356
       300   MBIA Inc. ........................        19,669
                                                 ------------
                                                       87,188
                                                 ------------
             FOOD & RELATED (5.3%)
       700   Anheuser Busch Co. Inc. ..........        45,937
     2,810   Archer-Daniels Midland Co. .......        48,297
     1,900   Corn Products Intl. Inc. .........        57,713
                                                 ------------
                                                      151,947
                                                 ------------
             INDUSTRIAL SERVICES (2.9%)
       700   Browning-Ferris Ind. Inc. ........        19,906
       900   Nucor Corp. ......................        38,925
       552   Waste Management Inc. ............        25,737
                                                 ------------
                                                       84,568
                                                 ------------
             INSURANCE SERVICES (6.3%)
       500   Allstate Corp. ...................        19,312
       600   CIGNA Corp. ......................        46,387
     1,824   Conseco Inc. .....................        55,746
       300   Lincoln National Corp. ...........        24,544
       600   Marsh & McLennan Co. Inc. ........        35,063
                                                 ------------
                                                      181,052
                                                 ------------
             MACHINERY (1.7%)
       800   Deere & Co. ......................        26,500
       500   Ingersoll-Rand Co. ...............        23,469
                                                 ------------
                                                       49,969
                                                 ------------
             MEDICAL & RELATED (3.0%)
       200   Bristol-Myers Squibb Co. .........        26,763
     2,000   Oxford Health Plans Inc. .........        29,750
       700   United Healthcare Corp. ..........        30,143
                                                 ------------
                                                       86,656
                                                 ------------
             METALS & MINING (0.8%)
     1,200   Barrick Gold Corp. ...............        23,400
                                                 ------------
             OIL, ENERGY & NATURAL GAS (8.6%)
     1,100   Ashland Inc. .....................        53,212
     1,000   Diamond Offshore Drilling.........        23,688
       300   Exxon Corp. ......................        21,937
       300   Mobil Corp. ......................        26,137
     1,000   Occidental Petroleum Corp. .......        16,875
       900   Schlumberger Ltd. ................        41,513
       700   Sunoco Inc. ......................        25,244
       300   Texaco Inc. ......................        15,863
       800   USX-Marathon Group................        24,100
                                                 ------------
                                                      248,569
                                                 ------------
             REAL ESTATE & LEASING (0.6%)
       600   Boston Properties Inc. ...........        18,300
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
  SHARES          U.S. COMMON STOCK                 VALUE
-------------------------------------------------------------
             RESTAURANTS (1.1%)
       600  *Tricon Global Restaurants
              Inc. ............................  $     30,075
             RETAIL (6.8%)
       900   American Stores Co. ..............        33,244
       900   Dillards Inc. CL A................        25,537
     1,800  *K Mart Corp. .....................        27,562
     1,100   Sherwin-Williams Co. .............        32,313
     2,600  *Toys "R" Us Inc. .................        43,875
       400   Wal-Mart Stores Inc. .............        32,575
                                                 ------------
                                                      195,106
                                                 ------------
             TRANSPORTATION & EQUIPMENT (1.8%)
       700   CNF Transportation Inc............        26,294
     1,000   Ryder Systems Inc. ...............        26,000
                                                 ------------
                                                       52,294
                                                 ------------
             UTILITIES (8.8%)
       600   Coastal Corp. ....................        20,962
       600   Consolidated Natural Gas Co. .....        32,400
     1,200   Entergy Corp. ....................        37,350
       900   GTE Corp. ........................        60,694
     1,000   PG&E Corp. .......................        31,500
     1,000   Peco Energy Co. ..................        41,623
       700   Public Service Enterprises
              Group............................        28,000
                                                 ------------
                                                      252,529
                                                 ------------
             TOTAL U.S. COMMON STOCK (91.7%)
               (COST $2,519,373)...............  $  2,642,777
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             CANADA (0.7%)
             TRANSPORTATION & EQUIPMENT
       400   Canadian National Railway.........  $     20,750
                                                 ------------
             NETHERLANDS (1.5%)
             ELECTRICAL EQUIPMENT (1.0%)
       400   Philips Electronics...............        27,075
                                                 ------------
             OIL, ENERGY & NATURAL GAS (0.5%)
       300   Royal Dutch Petroleum Co. ADR.....        14,363
                                                 ------------
             TOTAL NETHERLANDS.................        41,438
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             SWEDEN (1.1%)
             ELECTRICAL EQUIPMENT
     3,000   ABB AB Sponsored ADR..............  $     33,000
                                                 ------------
             TOTAL FOREIGN COMMON STOCK (3.3%)
              (COST $109,634)..................  $     95,188
                                                 ------------
             TOTAL COMMON STOCK (95.0%)
              (COST $2,629,007)................  $  2,737,965
                                                 ------------

                                                    MARKET
  SHARES          FOREIGN PREFERRED STOCK           VALUE
-------------------------------------------------------------
             AUSTRALIA (1.4%)
             MEDIA & PUBLISHING
     1,600   News Corp. Ltd. ADR...............  $     39,500
                                                 ------------
             TOTAL FOREIGN PREFERRED STOCK
              (1.4%) (COST $38,357)............  $     39,500
                                                 ------------

   FACE                                             MARKET
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL (5.2%)
$  149,000   Star Bank 3.50% due 01/04/99
             repurchase price $149,058
             collateralized by GNMA
             certificates pool # 8375 due
             02/20/24 (cost $149,000)..........  $    149,000
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS (5.2%)
             (COST $149,000)...................  $    149,000
                                                 ------------
             TOTAL HOLDINGS (101.6%)
             (COST $2,816,364) (a).............  $  2,926,465
                                                 ------------
             CASH & RECEIVABLES,
             NET OF LIABILITIES (-1.6%)........       (47,352)
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $  2,879,113
                                                 ============

---------------

 *  Non-income producing

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $2,816,364)...............  $2,926,465
  Cash in bank...............................         397
  Receivable for fund shares sold............       3,128
  Dividends and accrued interest
    receivable...............................       4,895
  Other......................................       7,279
                                               ----------
    Total assets.............................   2,942,164
                                               ----------
Liabilities:
  Payable for securities purchased...........      56,023
  Payable for investment management services
    (note 3).................................       4,031
  Other accrued expenses.....................       2,997
                                               ----------
    Total liabilities........................      63,051
                                               ----------
Net assets at market value...................  $2,879,113
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  281,663
  Paid-in capital in excess of par value.....   2,505,620
  Accumulated net realized loss on
    investments (note 1).....................     (18,271)
  Net unrealized appreciation on investments
    (note 1).................................     110,101
                                               ----------
Net assets at market value...................  $2,879,113
                                               ==========
Shares outstanding (note 4)..................     281,663
Net asset value per share....................  $    10.22
                                               ==========

 STATEMENT OF OPERATIONS

                                                May 1, 1998 to December 31, 1998

Investment income:
  Interest.....................................  $  2,940
  Dividends....................................    29,240
                                                 --------
    Total investment income....................    32,180
                                                 --------
Expenses:
  Management fees (note 3).....................    13,619
  Custodian fees (note 3)......................     3,210
  Directors' fees (note 3).....................       132
  Professional fees............................       420
  Accounting and transfer agent fees...........    16,754
  Other........................................       702
                                                 --------
    Total expenses.............................    34,837
                                                 --------
    Less expenses voluntarily reduced or
      reimbursed (note 3)......................    (6,571)
                                                 --------
      Net expenses.............................    28,266
                                                 --------
  Net investment income........................  $  3,914
                                                 --------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss from investments...........  $(18,271)
  Net increase in unrealized appreciation on
    investments................................   110,101
                                                 --------
    Net gain on investments....................    91,830
                                                 --------
    Net increase in net assets from
      operations...............................  $ 95,744
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                 FROM MAY 1, 1998
                                                               TO DECEMBER 31, 1998
                                                               --------------------
From operations:
  Net investment income.....................................        $    3,914
  Realized loss on investments..............................           (18,271)
  Unrealized gain on investments............................           110,101
                                                                    ----------
      Net increase in net assets from operations............            95,744
                                                                    ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................            (4,115)
                                                                    ----------
From capital share transactions (note 4):
  Received from shares sold.................................         2,842,759
  Received from dividends reinvested........................             4,115
  Paid for shares redeemed..................................           (59,390)
                                                                    ----------
      Increase in net assets derived from capital share
       transactions.........................................         2,787,484
                                                                    ----------
         Increase in net assets.............................         2,879,113
                                                                    ----------
Net Assets:
  Beginning of period.......................................                 0
                                                                    ----------
  End of period.............................................        $2,879,113
                                                                    ==========

 FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD
                                                                FROM MAY 1, 1998
                                                              TO DECEMBER 31, 1998
                                                              --------------------
Per share data:
Net asset value, beginning of period........................         $10.00
Income from investment operations:
  Net realized and unrealized gain on investments...........           0.23
    Total income from investment operations.................           0.23
                                                                     ------
Less distributions:
  Dividends declared........................................          (0.01)
                                                                     ------
Net asset value, end of period..............................         $10.22
                                                                     ======
Total return (b)............................................           2.34%
Ratios and supplemental data (a & c):
  Ratios net of fees reimbursed by advisor:
    Expenses................................................           1.84%
    Net investment income...................................           0.25%
  Ratios assuming no fees reimbursed by advisor:
    Expenses................................................           2.26%
    Net investment income...................................           0.17%
Portfolio turnover rate.....................................             32%
Net assets at end of period (millions)......................         $  2.9

---------------

(a) Annualized

(b) Calculated since inception, May 1, 1998. Not annualized.

(c) The advisor has elected to reimburse certain operating expenses of the Blue Chip portfolio.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Equity Income Portfolio seeks above-average income and capital appreciation by investing primarily in income-producing equity securities

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:
Since inception (5/1/98)                     5.92%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The S&P 500 has just completed its fourth consecutive year of 20%+ gains. After falling nearly 20% from its July 17 market peak, the S&P began a dramatic recovery in early October, to finish the year with a total return of 28.58%. While this is an extremely impressive showing, it was accompanied by volatility which had been absent for a number of years. Additionally, the advance was concentrated in a handful of companies. Specifically, 20 stocks accounted for 59% of the market's rise, while 100 stocks accounted for 85% of its gain. Unfortunately, the median gain for a stock in the S&P 500 was only 2% with over 70% of the stocks lagging the index return. Since inception on May 1, 1998 through December 31, 1998, the Blue Chip portfolio's total return of 5.92% was ahead of the 2.00% return of the average equity income fund.

The economic outlook for 1999 appears weak, particularly on a global basis. Only limited signs point to a bottoming of Asians economies, while Latin American economies continue to decelerate. The U.S. economic picture is mixed. Industrial production is weakening even as consumer spending and confidence remains strong, aided by declines in energy prices and interest rates. In fact, inflation is close to zero and deflation has become a real fear.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                      % of Net Assets
 1.  Bristol-Myers Squibb Co                2.4
 2.  General Mills Inc                      2.1
 3.  Electronic Data Systems                2.0
 4.  Baxter International Inc               2.0
 5.  American Home Products Corp            2.0
 6.  Merck & Co Inc                         2.0
 7.  GTE Corp                               1.8
 8.  Home Depot Inc Sub Notes 3.25%
     10/01/01                               1.8
 9.  Texas Utilities Co PRIDES
     $4.625                                 1.8
10.  Abbot Laboratories                     1.8

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer & Related                         13.8
Utilities                                   9.6
Banking                                     6.8
Drugs                                       6.7
Medical & Related                           5.9

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES                 COMMON STOCK                 VALUE
------------------------------------------------------------
          AEROSPACE (1.8%)
    400   General Dynamics Corp. ...............  $   23,450
    200   Lockheed Martin Corp. ................      16,950
                                                  ----------
                                                      40,400
                                                  ----------
          AUTOMOTIVE & RELATED (2.1%)
    800   Cooper Tire and Rubber Co.............      16,350
    400   Ford Motor Co.........................      23,475
    100   Magna International Inc...............       6,200
                                                  ----------
                                                      46,025
                                                  ----------
          BANKING (6.8%)
    700   Bank One Corp.........................      35,744
    400   Bankamerica Corp......................      24,050
    400   Chase Manhattan Corp..................      27,225
    600   First Union Corp......................      36,487
    400   Mellon Bank Corp......................      27,500
                                                  ----------
                                                     151,006
                                                  ----------
          BUSINESS SERVICES (0.5%)
    100   Xerox Corp............................      11,800
                                                  ----------
          CHEMICALS (0.7%)
    300   Duponte (EI) De Nemours & Co. ........      15,919
                                                  ----------
          COMMUNICATIONS (7.0%)
    400   Ameritech Corp........................      25,350
    600   GTE Corp..............................      40,463
    497   MCI Worldcomm Inc.....................      35,660
    400   Motorola Inc..........................      24,425
    300   Sprint Corp...........................      25,237
    150   Sprint Corp. (PCS Group)..............       3,469
                                                  ----------
                                                     154,604
                                                  ----------
          COMPUTER & RELATED (7.8%)
    100   Cisco Systems Inc.....................       9,281
    900   Electronic Data Systems...............      45,225
    300   Hewlett Packard Co....................      20,494
    200   IBM CO................................      36,950
    700   Storage Technology....................      24,894
    200   Sun Microsystems Inc..................      17,125
  1,300   Western Digital Corp..................      19,581
                                                  ----------
                                                     173,550
                                                  ----------
          CONSUMER PRODUCTS (5.5%)
    300   Johnson & Johnson.....................      25,163
    400   Kimberly Clark Corp...................      21,800
    600   Phillip Morris Co. Inc................      32,100
    600   Pepsico Inc...........................      24,563
    400   RJR Nabisco...........................      11,875
    200   UST Inc...............................       6,975
                                                  ----------
                                                     122,476
                                                  ----------
          DRUGS (6.7%)
    800   Abbott Laboratories...................      39,200
    800   American Home Products Corp. .........      45,050
    300   Merck & Co. Inc.......................      44,306
    300   Tellabs Inc...........................      20,569
                                                  ----------
                                                     149,125
                                                  ----------

                                                    MARKET
SHARES                 COMMON STOCK                 VALUE
------------------------------------------------------------
          CONTAINERS (1.4%)
  1,000   Crown Cork & Seal.....................  $   30,812
                                                  ----------
          ELECTRICAL EQUIPMENT (0.5%)
    100   Intel Corp............................      11,856
                                                  ----------
          FINANCIAL SERVICES (3.3%)
    200   Associated First Capital Corp. CL A...       8,475
    500   Citigroup Inc. .......................      24,750
    400   H&R Block Inc. .......................      18,000
    300   Morgan Stanley, Dean Witter...........      21,300
                                                  ----------
                                                      72,525
                                                  ----------
          FOOD & RELATED (3.4%)
    600   General Mills Inc. ...................      46,650
    500   HJ Heinz Co. .........................      28,313
                                                  ----------
                                                      74,963
                                                  ----------
          FOREIGN (1.2%)
    300   British Petro ADR.....................      26,888
                                                  ----------
          INDUSTRIAL SERVICES (3.9%)
    600   Browning Ferris Ind. .................      17,062
    700   Halliburton Co. ......................      20,738
    300   Textron Inc. .........................      22,781
  1,900   Usec Inc. ............................      26,363
                                                  ----------
                                                      86,944
                                                  ----------
          INSURANCE SERVICES (1.7%)
    200   Chubb Corp. ..........................      12,975
    100   Lincoln National......................       8,181
    300   Marsh & McLennan Co. Inc. ............      17,531
                                                  ----------
                                                      38,687
                                                  ----------
          MEDIA & PUBLISHING (1.1%)
  1,680   Hollinger Intl. Publishing Inc. ......      23,415
                                                  ----------
          MEDICAL & RELATED (4.4%)
    700   Baxter International Inc. ............      45,019
    400   Bristol-Myers Squibb..................      53,525
                                                  ----------
                                                      98,544
                                                  ----------
          METALS & MINING (0.9%)
  1,000   Barrick Gold Corp. ...................      19,500
                                                  ----------
          OIL, ENERGY & NATURAL GAS (4.3%)
    400   Burlington Resources Inc. ............      14,325
    400   Exxon Corp. ..........................      29,250
    400   Mobil Corp. ..........................      34,850
    700   Ultramar Diamond Shamrock.............      16,975
                                                  ----------
                                                      95,400
                                                  ----------
          RETAIL (2.3%)
  1,300   Food Lion Inc. CL A...................      13,813
    900   Food Lion Inc. CL B...................       9,056
    300   Intimate Brands Inc. .................       8,962
    400   JC Penney Inc. .......................      18,750
                                                  ----------
                                                      50,581
                                                  ----------
          RESTAURANTS (0.2%)
    200   Wendy's Intl. Inc. ...................       4,362
                                                  ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES                 COMMON STOCK                 VALUE
------------------------------------------------------------
          TRANSPORTATION & EQUIPMENT (1.2%)
    700   CNF Transportation Inc. ..............  $   26,294
                                                  ----------
          UTILITIES (7.2%)
    400   CMS Energy Corp.......................      19,375
    300   Elpaso Natural Gas....................      10,444
    600   Enron Corp............................      34,238
    300   General Electric Co...................      30,619
  1,000   Pacificorp............................      21,062
    600   Sonat Inc.............................      16,237
    400   Teco Energy Inc.......................      11,275
    500   Williams Co. Inc......................      15,593
                                                  ----------
                                                     158,843
                                                  ----------
          TOTAL COMMON STOCK (75.9%)
           (COST $1,588,682)....................  $1,684,519
                                                  ----------

                       REAL ESTATE                  MARKET
SHARES              INVESTMENT TRUSTS               VALUE
------------------------------------------------------------
    300   Colonial Properties Trust.............  $    7,988
    300   Duke Realty Investments Inc. .........       6,975
    300   Equity Residential Properties Trust...      12,131
    300   Liberty Property Trust................       7,387
    300   New Plan Excel Realty Trust...........       6,656
    300   Post Properties Inc. .................      11,531
                                                  ----------
          TOTAL REAL ESTATE INVESTMENT TRUSTS
           (2.4%) (COST $57,707)................  $   52,668
                                                  ----------

                                                    MARKET
SHARES               PREFERRED STOCKS               VALUE
------------------------------------------------------------
          COMPUTER & RELATED (1.8%)
    400   Microsoft Corp. $2.196 Conv. .........  $   39,100
                                                  ----------
          CONSUMER PRODUCTS (1.2%)
    500   Ralston Purina Co. 7% Conv............      26,125
                                                  ----------
          FINANCIAL SERVICES (2.9%)
    900   Conseco Inc. 7% Series F Co. .........      34,706
    200   Jefferson Pilot 7.25% Conv............      20,900
    400   Merril Lynch & Co. 6.25% Co. .........       9,500
                                                  ----------
                                                      65,106
                                                  ----------
          FOOD & RELATED (0.8%)
    400   Suiza Foods Corp. 5.5% Conv. .........      17,350
                                                  ----------
          INSURANCE SERVICES (0.6%)
    600   Lincoln Natl. Corp. $1.938 Conv. .....      14,138
                                                  ----------
          MACHINERY (1.2%)
  1,100   Ingersoll Rand Co. 6.75% Co. .........      26,125
                                                  ----------
          MEDICAL & RELATED (1.5%)
    300   McKesson Corp. 5% Conv. ..............      32,137
                                                  ----------

                                                    MARKET
SHARES               PREFERRED STOCKS               VALUE
------------------------------------------------------------
          RESTAURANTS (0.7%)
    300   Wendys Intl. Ser A $2.50 Conv. .......  $   15,600
                                                  ----------
          UTILITIES (2.4%)
    700   Texas Utilities $4.625 Conv. .........      39,463
    100   Williams Co. $3.50 Conv. .............      14,475
                                                  ----------
                                                      53,938
                                                  ----------
          TOTAL PREFERRED STOCKS (13.1%)
           (COST $310,344)......................  $  289,619
                                                  ----------

 FACE                                               MARKET
AMOUNT            CONVERTIBLE DEBENTURES            VALUE
------------------------------------------------------------
          AUTOMOTIVE & RELATED (0.8%)
$15,000   Magna Intl. Inc. 5.000%
           due 10/15/02.........................  $   17,306
                                                  ----------
          COMPUTER & RELATED (4.2%)
  5,000   America Online 4.000%
           due 11/15/02.........................      28,013
 20,000   Apple Computer Inc. 6.000%
           due 06/01/01.........................      28,825
 10,000   EMC Corp. 3.250%
           due 03/15/02.........................      37,425
                                                  ----------
                                                      94,263
                                                  ----------
          RETAIL (1.8%)
 15,000   Home Depot Inc. 3.250%
           due 10/01/01.........................      39,600
                                                  ----------
          TOTAL CONVERTIBLE DEBENTURES (6.8%)
           (COST $103,221)......................  $  151,169
                                                  ----------

 FACE                                               MARKET
AMOUNT            REPURCHASE AGREEMENTS             VALUE
------------------------------------------------------------
          FINANCIAL (1.4%)
$31,000   Star Bank 3.50% due 01/04/99
           repurchase price $31,012
           collateralized by GNMA certificates
           pool #8375 due 02/20/24 (cost
           $31,000).............................  $   31,000
                                                  ----------
          TOTAL REPURCHASE AGREEMENTS (1.4%)
           (COST $31,000).......................  $   31,000
                                                  ----------
          TOTAL HOLDINGS (99.6%)
           (COST $2,090,954) (a)................  $2,208,975
                                                  ----------
          CASH & RECEIVABLES,
           NET OF LIABILITIES (0.4%)............      10,839
                                                  ----------
          TOTAL NET ASSETS (100.0%).............  $2,219,814
                                                  ==========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $2,090,954)...............  $2,208,975
  Cash in bank...............................         176
  Receivable for securities sold.............       6,476
  Receivable for fund shares sold............         864
  Dividends and accrued interest
    receivable...............................       4,016
  Other......................................       8,405
                                               ----------
    Total assets.............................   2,228,912
                                               ----------
Liabilities:
  Payable for securities purchased...........       3,886
  Payable for investment management services
    (note 3).................................       2,654
  Other accrued expenses.....................       2,558
                                               ----------
    Total liabilities........................       9,098
                                               ----------
Net assets at market value...................  $2,219,814
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  210,819
  Paid-in capital in excess of par value.....   1,896,688
  Accumulated net realized loss on
    investments (note 1).....................      (5,714)
  Net unrealized appreciation on investments
    (note 1).................................     118,021
                                               ----------
Net assets at market value...................  $2,219,814
                                               ==========
Shares outstanding (note 4)..................     210,819
Net asset value per share....................  $    10.53
                                               ==========

 STATEMENT OF OPERATIONS

                                                May 1, 1998 to December 31, 1998

Investment income:
  Interest....................................  $  3,686
  Dividends...................................    33,414
                                                --------
    Total investment income...................    37,100
                                                --------
Expenses:
  Management fees (note 3)....................     9,909
  Custodian fees (note 3).....................     3,210
  Directors' fees (note 3)....................       132
  Professional fees...........................       420
  Accounting and transfer agent fees..........    17,453
  Other.......................................       703
                                                --------
    Total expenses............................    31,827
                                                --------
    Less expenses voluntarily reduced or
      reimbursed (note 3).....................    (8,405)
                                                --------
      Net expenses............................    23,422
                                                --------
    Net investment income.....................  $ 13,678
                                                --------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss from investments..........  $ (5,714)
  Net increase in unrealized appreciation on
    investments...............................   118,021
                                                --------
      Net gain on investments.................   112,307
                                                --------
      Net increase in net assets from
         operations...........................  $125,985
                                                ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                 FROM MAY 1, 1998
                                                               TO DECEMBER 31, 1998
                                                               --------------------
From operations:
  Net investment income.....................................        $   13,678
  Realized loss on investments..............................            (5,714)
  Unrealized gain on investments............................           118,021
                                                                    ----------
      Net increase in net assets from operations............           125,985
                                                                    ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................           (13,781)
                                                                    ----------
From capital share transactions (note 4):
  Received from shares sold.................................         2,160,574
  Received from dividends reinvested........................            13,781
  Paid for shares redeemed..................................           (66,745)
      Increase in net assets derived from capital share
       transactions.........................................         2,107,610
                                                                    ----------
         Increase in net assets.............................         2,219,814
                                                                    ----------
Net Assets:
  Beginning of period.......................................                 0
                                                                    ----------
  End of period.............................................        $2,219,814
                                                                    ==========

 FINANCIAL HIGHLIGHTS

                                                                  FOR THE PERIOD
                                                                 FROM MAY 1, 1998
                                                               TO DECEMBER 31, 1998
                                                               --------------------
Per share data:
Net asset value, beginning of period........................          $10.00
Income from investment operations:
  Net investment income.....................................            0.07
  Net realized and unrealized gain on investments...........            0.53
                                                                      ------
    Total income from investment operations.................            0.60
                                                                      ------
Less distributions:
  Dividends declared........................................           (0.07)
                                                                      ------
Net asset value, end of period..............................          $10.53
                                                                      ======
Total return (b)............................................            5.92%
Ratios and supplemental data (a)(c):
  Ratios net of fees reimbursed by advisor:
    Expenses................................................            1.77%
    Net investment income...................................            1.04%
  Ratios assuming no fees reimbursed by advisor:
    Expenses................................................            2.41%
    Net investment income...................................            0.40%
Portfolio turnover rate.....................................              38%
Net assets at end of period (millions)......................          $  2.2

---------------

(a) Annualized

(b) Calculated since inception, May 1, 1998. Not annualized.

(c) The advisor has elected to reimburse certain operating expenses of the Equity Income portfolio.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

HIGH INCOME PORTFOLIO

OHIO NATIONAL FUND, INC.

 OBJECTIVE

The High Income Bond Portfolio seeks high current income by investing primarily in lower rated corporate debt obligations.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURNS:

Since inception (5/1/98)                    (0.20%)

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The 12 months ending December 31, 1998 was marked by volatility and generally disappointing returns from a high yield bond perspective. There were several reasons for the volatility and disappointing returns including problems in the international arena, a mid summer stock market swoon, hedge fund problems, falling commodity prices, and a growing consensus in the latter part of 1998 pointing to a slowing of the domestic economy in 1999. These factors caused high yield bonds to underperform high quality bonds. For example, the Lehman Brothers High Yield Bond Index returned 1.87% substantially underperforming the Lehman Brothers Aggregate Bond Index, a measure of high quality bond performance, which returned 8.70%

As we look out into 1999, many contradicting factors are present. On the negative side, concerns continue regarding our international trading partners such as Japan and Latin America on the domestic economy, falling commodity prices, and the uncertainty of Y2K and the volatility of the stock market. On the plus side, the consensus economic forecast sees the domestic economy continuing its remarkable growth for another year although at a slower pace, inflation is almost non-existent, and most importantly, the yield spread between high yield bonds and Treasury securities remains very wide especially in light of the amazing resilience of the domestic economy. Overall, wide spreads and positive economic growth should make 1999 a good year for high yield securities

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                      % of Net Assets
 1.  Tenet Health Corp Sr Sub Ser
     144A 8.125% 12/01/08                    2.5
 2.  Premier Parks Inc Cpn 0% till
     04/01/03 then 10% 04/01/08              2.1
 3.  Allied Waste N.A., Inc. Sr.
     Note 7.625% 01/01/06                    1.9
 4.  Sonclair Broadcast Group 8.75%
     12/15/07                                1.9
 5.  NTL, Inc Sr Defd 0% til
     04/01/03 then 9.75% 04/1/08             1.9
 6.  Chancellor Media Corp 8.125%
     12/15/07                                1.9
 7.  Level 3 Communication, Inc Sr.
     Note 9.175% 05/01/08                    1.9
 8.  Polymer Group Inc Ser 144A
     8.75% 03/01/08                          1.9
 9.  Intermedia Communication, Sr
     Note 8.60% 06/01/08                     1.8
10.  CSC Holdings, Inc. Sr. Sub
     9.25% 11/01/05                          1.8

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Telecommunications & Cellular              18.2
Cable Television                           11.0
Broadcast Radio & TV                        9.1
Consumer Products                           7.1
Food & Related                              6.8

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           ADVERTISING (1.8%)
$ 50,000   Lamar Advertising Co.
            8.625% 09/15/07.....................  $    52,750
 125,000   Outdoor Systems Inc.
            8.875% 06/15/07.....................      134,375
                                                  -----------
                                                      187,125
                                                  -----------
           AUTOMOTIVE & RELATED (1.0%)
 100,000   Collins & Aikman Products
            11.500% 04/15/06 (144A).............      104,000
                                                  -----------
           BANKING (0.5%)
  50,000   GS Escrow Corp.
            7.125% 08/01/05.....................       49,566
                                                  -----------
           BROADCAST RADIO/TV (7.3%)
 100,000   ACME Television
            10.875% 09/30/04....................       80,250
 100,000   Big City Radio Inc.
            due 03/15/05 0% till 3/15/01 then
            11.250% (144A)......................       66,500
 200,000   Chancellor Media Corp.
            8.125% 12/15/07.....................      199,500
  50,000   Chancellor Media Corp.
            9.000% 10/01/08 (144A)..............       52,750
  50,000   Cummulus Media Inc.
            10.375% 07/01/08....................       53,250
 150,000   Fox/Liberty Networks LLC
            due 08/15/07 0% till 08/01/02 then
            9.750%..............................      104,250
 200,000   Sinclair Broadcast Group
            8.750% 12/15/07.....................      203,500
                                                  -----------
                                                      760,000
                                                  -----------
           BUSINESS SERVICES (4.1%)
  75,000   Dialog Corp. PLC 11.000% 11/15/07....       75,000
 100,000   Fisher Scientific Intl
            9.000% 02/01/08.....................      100,000
 100,000   Sitel Corp. NT
            9.250% 03/15/06 (144A)..............       90,500
 100,000   United Stationers Supplies
            8.375% 04/15/08.....................      100,250
 100,000   US Office Products Co.
            9.750% 06/15/08 (144A)..............       65,500
                                                  -----------
                                                      431,250
                                                  -----------
           CABLE TV (9.2%)
 125,000   Diamond Cable Comm. PLC
            due 02/15/07 0% till 02/15/02 then
            10.750%.............................       90,625
 100,000   Echostar Satellite Broadcasting Corp.
            due 03/15/04 0% till 03/15/00 then
            13.125%.............................      100,250
 100,000   Lenfest Communication
            8.375% 11/01/05.....................      108,750
 325,000   NTL Inc. due 04/01/08
            0% till 04/01/03 then 9.750%
            (144A)..............................      201,906
 100,000   Pegasus Communications Ser.
            B 9.625% 10/15/05...................      100,500
 125,000   Rogers Cablesystems Ltd.
            10.000% 03-15-05....................      140,625

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           CABLE TV, CONTINUED
$175,000   Telewest Communications PLC
            due 10/01/07 0% till 10-01-00 then
            11.000%.............................  $   147,000
 125,000   United Intl. Holdings Series B
            due 02/15/08 0% till 02/15/03 then
            10.750%.............................       68,125
                                                  -----------
                                                      957,781
                                                  -----------
           CHEMICALS (3.4%)
 150,000   ISP Holdings Inc.
            9.000% 10/15/03.....................      159,375
 200,000   Polymer Group Inc.
            8.750% 03/01/08.....................      197,500
                                                  -----------
                                                      356,875
                                                  -----------
           COMMUNICATIONS (20.1%)
  50,000   American Cellular Corp.
            10.500% 05/15/08 (144A).............       49,750
  50,000   Arch Communications Group
            12.750% 07/01/07....................       50,250
 150,000   Call-Net Enterprises Inc.
            due 08/15/07 0% till 8/15/02 then
            9.270%..............................       96,750
  50,000   Centennial Cellular Corp.
            10.750% 12/15/08....................       50,500
  50,000   Hermes Europe Railtel B.V.
            11.50% 08/15/07.....................       53,250
  50,000   Hermes Europe Railtel B.V.
            10.375% 01/15/09....................       51,000
 150,000   ICG Services Inc.
            due 05/01/08 0% till 05/03/03 then
            9.875%..............................       77,884
 200,000   Intermedia Communications
            8.600% 06/01/08.....................      191,000
 100,000   IXC Communications Inc.
            9.000% 04/15/08.....................      100,625
 200,000   Level 3 Communication Inc.
            9.125% 05/01/08.....................      199,500
 225,000   Mcleod USA Inc.
            due 03/01/07 0% till 03/01/02 then
            10.500%.............................      171,000
 200,000   Metronet Communications
            due 06/15/08 0% till 06/15/03 then
            9.950%..............................      123,500
 300,000   Nextel Communications
            due 02/15/08 0% till 02/15/03 then
            9.950% (144A).......................      181,500
 150,000   Nextlink Communications
            due 04/15/08 0% 04/15/03 then
            9.450%..............................       87,000
 100,000   Paging Network 10.125%
            08/01/07............................       98,000
 100,000   Psinet Inc.
            10.000% 02/15/05 (144A).............       99,500
 175,000   Qwest Communications Intl
            due 10/15/07 0% 10/15/02 then
            9.470%..............................      137,375
 100,000   Telecomm Techniques
            9.750% 05/15/08 (144A)..............       97,500
 150,000   Telesystem Intl. Wireless Ser. B
            due 06/30/07 0% till 06/30/02 then
            13.250%.............................       64,500

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           COMMUNICATIONS, CONTINUED
$ 75,000   Teligent Inc.
            11.500% 12/01/07....................  $    69,375
 100,000   Triton Pcs. Inc.
            due 05/01/08 0% till 05/01/03 then
            11.000% (144A)......................       47,250
                                                  -----------
                                                    2,097,009
                                                  -----------
           CONSUMER PRODUCTS (7.1%)
  75,000   Albecca Inc.
            10.750% 08/15/08 (144A).............       75,563
 100,000   Amscan Holdings Inc.
            9.875% 12/15/07.....................       93,750
 100,000   Chattem Inc. Series B
            8.875% 04/01/08.....................      103,000
 100,000   NBTY Inc.
            8.625% 09/15/07.....................       98,000
 100,000   Playtex Family Products Corp.
            9.000% 12/15/03.....................      105,000
 200,000   Revlon Consumer Products Corp.
            8.625% 02/01/08 (144A)..............      185,000
 125,000   Sealy Mattress Co. Series B
            due 12/05/07 0% till 12/15/02 then
            10.875%.............................       75,625
                                                  -----------
                                                      735,938
                                                  -----------
           CONTAINERS (2.0%)
 100,000   Ball Corp.
            8.250% 08/01/08 (144A)..............      105,125
 100,000   Tenki-Plex Inc.
            9.250% 03/01/08 (144A)..............      105,000
                                                  -----------
                                                      210,125
                                                  -----------
           ENTERTAINMENT & LEISURE (6.0%)
 100,000   Amf Bowling WW Inc.
            due 03/15/06 0% till 03/15/01 then
            12.250%.............................       57,750
 175,000   CSC Holdings Inc.
            9.250% 11/01/05.....................      187,250
  50,000   Loews Cineplex Entertainment
            8.875% 08/01/08 (144A)..............       51,875
 325,000   Premeir Parks Inc.
            due 04/01/08 0% till 04/01/03 then
            10.000%.............................      221,813
 100,000   Regal Cinemas Inc.
            9.500% 06/01/08 (144A)..............      103,500
                                                  -----------
                                                      622,188
                                                  -----------
           FOOD & RELATED (6.8%)

  50,000   Agrilink Foods Inc.
            11.875% 11/01/08....................       51,000
 150,000   Ameriserve Food Distribution Inc.
            10.125% 07/15/07....................      131,250
 100,000   Aurora Foods Inc.
            9.875% 02/15/07.....................      109,500
  75,000   Digiorgio Corp. Series B
            10.000% 06/15/07....................       70,125
  50,000   Dominos Inc.
            10.375% 01/15/09....................       50,000
 100,000   Eagle Family Foods
            8.750% 01/15/08.....................       94,750

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           FOOD & RELATED, CONTINUED
$100,000   International Home Foods
            10.375% 11/01/06....................  $   108,750
 100,000   Stater Brothers Holdings
            9.000% 07/01/04 (144A)..............       98,000
                                                  -----------
                                                      713,375
                                                  -----------
           HOTEL/LODGING (1.2%)

 125,000   HMH Properties Inc. Series B
            .875% 08/01/08......................      121,875
                                                  -----------
           INDUSTRIAL SERVICES (6.5%)
 200,000   Allied Waste N.A
            7.625% 01/01/06.....................      203,000
 100,000   Amphenol Corp.
            9.875% 05/15/07.....................      104,000
  75,000   Grove Worldwide LLC
            9.250% 05/01/08.....................       68,625
  50,000   Huntsman Corp.
            9.500% 07/01/07.....................       50,000
 100,000   ISG Resources Inc.
            10.000% 04/15/08....................       99,500
  50,000   Metromedia Fiber Network
            10.000% 11/15/08....................       51,625
 100,000   Wesco Distributions Inc.
            9.125% 06/01/08.....................      100,500
                                                  -----------
                                                      677,250
                                                  -----------
           MACHINERY (1.2%)

  75,000   National Equipment Services
            10.000% 11/30/04....................       74,625
  50,000   Untied Rentals Inc.
            9.250% 01/15/09.....................       49,955
                                                  -----------
                                                      124,580
                                                  -----------
           MEDIA & PUBLISHING (1.9%)

 100,000   Hollinger Intl. Publishing
            9.250% 02/01/06.....................      105,500
 100,000   Ziff Davis Inc.
            8.500% 05/01/08.....................       97,000
                                                  -----------
                                                      202,500
                                                  -----------
           MEDICAL & RELATED (4.2%)

 100,000   Conmed Corp.
            9.000% 03/15/08.....................      100,750
 100,000   Hudson Respiratory Care Inc.
            9.125% 04/15/08 (144A)..............       81,500
 250,000   Tenet Health Corp.
            8.125% 12/01/08 (144A)..............      259,375
                                                  -----------
                                                      441,625
                                                  -----------
           METAL & MINING (0.7%)
  75,000   AEI Resources Inc.
            11.500% 12/15/06....................       74,625
                                                  -----------
           OIL, ENERGY & NATURAL GAS (5.0%)
 100,000   Chiles Offshore LLC
            10.000% 05/01/08 (144A).............       80,500
 100,000   Dailey International
            9.500% 02/15/08 (144A)..............       47,000

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           OIL, ENERGY & NATURAL GAS, CONTINUED
$200,000   KCS Energy
            8.875% 01/15/08.....................  $   115,000
 100,000   Nuevo Energy Co.
            8.875% 06/01/08.....................       97,500
 100,000   Pride Petroleum Services
            9.375% 05/01/07.....................       93,500
 150,000   Universal Compression Inc.
            due 02/15/08 0% till 02/15/03 then
            9.875%..............................       86,250
                                                  -----------
                                                      519,750
                                                  -----------
           TEXTILES & RELATED (1.7%)
  75,000   Glenoit Corp.
            11.000% 04/15/07....................       70,125
 100,000   Pillowtex Corp.
            10.000% 11/15/06....................      107,500
                                                  -----------
                                                      177,625
                                                  -----------
           TRANSPORTATION & EQUIPMENT (1.1%)
 125,000   Stena Line AB
            10.625% 06/01/08....................      113,125
                                                  -----------
           UTILITIES (0.4%)
  50,000   Niagara Mohawk Power
            due 07/01/10 0% till 07/01/03 then
            8.500%..............................       38,882
                                                  -----------
           TOTAL LONG-TERM BONDS & NOTES (93.2%)
            (COST $10,130,010)..................  $ 9,717,069
                                                  -----------

                                                    MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           COMMUNICATIONS (0.5%)
      50   Benedek Communications
            11.500% 05/18/08 (144A).............  $    50,250
                                                  -----------
           MEDIA & PUBLISHING (1.2%)
   1,300   Primedia Inc. Series H
            8.625% 04/01/10.....................      125,450
                                                  -----------
           TOTAL PREFERRED STOCKS (1.7%)
            (COST $179,025).....................  $   175,700
                                                  -----------

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (4.2%)
$443,000   Star Bank 3.50%
            due 01/04/99 repurchase price
            $443,170 collateralized by GNMA
            certificates, pool #8375 due
            02/20/24 (cost $443,000)............  $   443,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (4.2%)
            (COST $443,000).....................  $   443,000
                                                  -----------
           TOTAL HOLDINGS (99.1%) (COST
            $10,752,035)(A).....................  $10,335,769
                                                  -----------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (0.9%)..................       94,978
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $10,430,747
                                                  ===========

---------------

   (a) Also represents cost for Federal Income tax purposes.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $2,299,344 or 22.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $10,752,035).............  $10,335,769
  Cash in bank..............................          712
  Receivable for fund shares sold...........          196
  Dividends and accrued interest............      154,699
  Other.....................................           79
                                              -----------
    Total assets............................   10,491,455
                                              -----------
Liabilities:
  Payable for securities purchased..........       50,000
  Payable for investment management services
    (note 3)................................        6,607
  Other accrued expenses....................        4,101
                                              -----------
    Total liabilities.......................       60,708
                                              -----------
Net assets at market value..................  $10,430,747
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,088,236
  Paid-in capital in excess of par value....    9,758,777
  Net unrealized depreciation on investments
    (note 1)................................     (416,266)
                                              -----------
Net assets at market value..................  $10,430,747
                                              ===========
Shares outstanding (note 4).................    1,088,236
Net asset value per share...................  $      9.59
                                              ===========

 STATEMENT OF OPERATIONS

                                                May 1, 1998 to December 31, 1998

Investment income:
  Interest...................................  $  458,677
  Dividends..................................       6,913
                                               ----------
    Total investment income..................     465,590
                                               ----------
Expenses:
  Management fees (note 3)...................      50,117
  Custodian fees (note 3)....................       3,210
  Directors' fees (note 3)...................         227
  Professional fees..........................         984
  Accounting and transfer agent fees.........      23,981
  Other......................................       1,422
                                               ----------
    Total expenses...........................      79,941
                                               ----------
    Net investment income....................  $  385,649
Realized and unrealized gain (loss) on
  investments:
  Net realized gain from investments.........  $   18,061
  Net increase in unrealized depreciation on
    investments..............................    (416,266)
                                               ----------
      Net loss on investments................    (398,205)
                                               ----------
      Net decrease in net assets from
         operations..........................  $  (12,556)
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                                FROM MAY 1, 1998
                                                              TO DECEMBER 31, 1998
                                                              --------------------
From operations:
  Net investment income.....................................      $   385,649
  Realized gain on investments..............................           18,061
  Unrealized loss on investments............................         (416,266)
                                                                  -----------
      Net decrease in net assets from operations............          (12,556)
                                                                  -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................         (386,035)
  Capital gains distributions...............................          (18,061)
                                                                  -----------
      Total dividends and distributions.....................         (404,096)
                                                                  -----------
From capital share transactions (note 4):
  Received from shares sold.................................       10,451,643
  Received from dividends reinvested........................          404,096
  Paid for shares redeemed..................................           (8,340)
                                                                  -----------
      Increase in net assets derived from capital share
       transactions.........................................       10,847,399
                                                                  -----------
         Increase in net assets.............................       10,430,747
Net Assets:
  Beginning of period.......................................                0
                                                                  -----------
  End of period.............................................      $10,430,747
                                                                  ===========

 FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD
                                                                FROM MAY 1, 1998
                                                              TO DECEMBER 31, 1998
                                                              --------------------
Per share data:
Net asset value, beginning of period........................         $10.00
Loss from investment operations:
  Net investment income.....................................           0.38
  Net realized and unrealized loss on investments...........          (0.40)
    Total loss from investment operations...................          (0.02)
                                                                     ------
Less distributions:
  Dividends declared........................................          (0.37)
  Distributions from net realized capital gains.............          (0.02)
    Total distributions.....................................          (0.39)
                                                                     ------
Net asset value, end of period..............................         $ 9.59
Total return (b)............................................          (0.20%)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................           1.20%
  Ratio of net investment income to average net assets......           5.79%
Portfolio turnover rate.....................................             11%
Net assets at end of period (millions)......................         $ 10.4

---------------

(a) Annualized

(b) Calculated since inception, May 1, 1998. Not annualized.

   The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH PORTFOLIO
OHIO NATIONAL FUND, INC.

 OBJECTIVE

The Small Cap Growth Portfolio seeks capital appreciation by investing primarily in common stocks of emerging growth companies.

 PERFORMANCE AS OF DECEMBER 31, 1998

TOTAL RETURN:
Since inception (5/1/98)                     4.62%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The small-cap sector was volatile, depressing, inspiring, and when all was done, reasonably flat in performance for the year. Fortunately, we managed to provide significantly better returns.

The portfolio rose 36.33% in the fourth quarter 1998. This compares to the benchmark Russell 2000 Growth that rallied up 23.64% in the fourth quarter to close the year with a modest 1.23% return. On the strength of a strong fourth quarter, we produced a since inception return of 4.62% versus a decline of 10.07% in the benchmark Russell 2000 Growth.

The small-cap market provided investors a great challenge last year. Our diligent research effort paid off significantly, enabling us to understand, analyze, and finally purchase a broad number of truly exciting emerging growth companies and navigate the volatility that characterized the year. We go into 1999 cautiously optimistic about the small-cap investment environment.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1998

                                      % of Net Assets
 1.  Lamar Advertising Co                   3.3
 2.  TSI International Software Ltd         3.2
 3.  Gemstar Intl Group LTD                 3.0
 4.  Network Solutions                      2.9
 5.  Ecsoft Group PLC                       2.3
 6.  American Eagle Outfitters Inc          2.0
 7.  Xoom.com Inc                           2.0
 8.  Beyond.com Corp                        1.9
 9.  Knight/Trimark Group Inc-A             1.8
10.  Macromedia Inc                         1.8

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Net Assets
Computer & Related                         17.0
Financial Services                          7.6
Retail                                      7.0
Electrical Equipment                        6.2
Communications                              5.7

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES              U.S. COMMON STOCK               VALUE
------------------------------------------------------------
          ADVERTISING (5.7%)
    400   *Doulbeclick Inc......................  $   18,225
  2,000   *Lamar Advertising Co.................      74,500
    900   *TMP Worldwide Inc....................      37,800
                                                  ----------
                                                     130,525
                                                  ----------
          BROADCAST RADIO & TV (3.8%)
    200   *CD Radio Inc.........................       6,850
    400   *Emmis Broadcasting Corp. CL A........      17,350
  1,000   *Infinity Broadcasting Corp. A........      27,375
    300   *Jacor Communications Inc. CL A.......      19,312
    400   *Univision Communications Inc.........      14,475
                                                  ----------
                                                      85,362
                                                  ----------
          BUSINESS SERVICES (3.8%)
    500   *Compass Int. Services Corp...........       5,312
  1,600   *DM Management Co.....................      30,400
    200   *International Telecom Data...........       2,950
    200   *Professional Detailing...............       5,650
    600   *Ritchie Bros. Auctionees Inc.........      16,162
    800   *Steiner Leisure Ltd..................      25,600
                                                  ----------
                                                      86,074
          COMMUNICATIONS (5.9%)
  2,300   *Allegiance Telecom Inc...............      27,888
  1,100   *Com Twenty-One Inc...................      23,100
    500   *DSET Corp............................       5,187
    700   *Echostar Communication A.............      33,862
  2,900   *Electric Lightwave Inc. CL A.........      23,744
    900   *ICG Communications Inc...............      19,350
                                                  ----------
                                                     133,131
                                                  ----------
          COMPUTER SERVICES (7.1%)
    500   *Brightstar Inform. Tech. Group
           Inc..................................       3,937
    600   *Cognizant Tech Solution Corp.........      18,225
    600   *Mastech Corp.........................      17,175
  1,200   *SPR Inc..............................      20,700
    500   *Verisign Inc.........................      29,563
  1,500   *TSI Intl. Software Corp..............      71,813
                                                  ----------
                                                     161,413
                                                  ----------
          COMPUTER SOFTWARE (7.6%)
    500   *Electronic Processing Inc............       5,000
    200   *Keane Inc............................       7,987
    200   *IMR Global Corp......................       5,887
    700   *Inso Corp............................      17,500
  1,200   *Macromedia Inc.......................      40,425
    800   *Mapics Inc...........................      13,200
    600   *New Era of Networks Inc..............      26,400
  1,900   *Pervasive Software Inc...............      36,575
    133   Timberline Software Corp..............       1,829
    400   *Wind River Systems...................      18,800
                                                  ----------
                                                     173,603
                                                  ----------
          CONSUMER PRODUCTS (1.0%)
    100   *American Bank Note Holograph.........       1,750
    600   *Tropical Sportswear Intl.............      21,525
                                                  ----------
                                                      23,275
                                                  ----------

                                                    MARKET
SHARES              U.S. COMMON STOCK               VALUE
------------------------------------------------------------
          DRUGS (0.9%)
    800   *Geltex Pharmaceuticals Inc...........  $   18,100
    100   *King Pharmaceuticals Inc.............       2,612
                                                  ----------
                                                      20,712
                                                  ----------
          EDUCATION/SCHOOLS (2.0%)
    200   *Bright Horizons Family Solutions.....       5,400
  1,000   *Education Management Corp............      23,625
    500   *ITT Educational Services Inc.........      17,000
                                                  ----------
                                                      46,025
                                                  ----------
          ELECTRICAL EQUIPMENT (6.2%)
    400   *Applied Micro Circuits...............      13,588
  1,200   *Artisan Components Inc...............       6,375
    100   *Carrier Access Corp..................       3,444
    700   *E-Tek Dynamics Inc...................      18,725
    300   *Jabil Circuit Inc....................      22,387
    400   *RF Micro Devices Inc.................      18,550
    300   *Sanmina Corp.........................      18,750
  1,000   *Transwitch Corp......................      38,938
                                                  ----------
                                                     140,757
                                                  ----------
          INSURANCE SERVICES (2.0%)
  1,400   *Xoom.com Inc.........................      46,200
                                                  ----------
          FINANCIAL SERVICES (7.6%)
  1,100   *Ameritrade Holding Corp. CL A........      34,650
    700   Arm Financial Group Inc. CL A.........      15,531
  1,100   *Financial Federal Corp...............      27,225
  1,700   *Knight/Trimark Group.................      40,694
    700   *NCO Group Inc........................      31,500
    100   *Telebanc Financial Corp..............       3,400
    800   Waddell & Reed........................      18,950
                                                  ----------
                                                     171,950
                                                  ----------
          HOUSING, FURNITURE & RELATED (2.2%)
    600   *Knoll Inc............................      17,775
  1,200   *Select Comfort Corp..................      31,725
                                                  ----------
                                                      49,500
                                                  ----------
          HOTEL/LODGING (1.7%)
  1,000   Four Seasons Hotels Inc...............      29,250
    500   Intrawest Resorts.....................       8,438
                                                  ----------
                                                      37,688
                                                  ----------
          HUMAN SERVICES (2.2%)
    600   *Data Processing Resources Corp.......      17,550
    900   *Labor Ready Inc......................      17,719
    200   *On Assignment Inc....................       6,900
    400   *Vincam Group Inc.....................       7,025
                                                  ----------
                                                      49,194
                                                  ----------
          INTERNET SOFTWARE & SERVICES (10.2%)
  1,300   *24/7 Media Inc.......................      36,400
    900   *Abovenet Communications..............      18,900
    300   *CMG Information Services Inc.........      31,950
    300   *Earthlink Network Inc................      17,100
    600   *Lycos Inc............................      33,338
    100   *Mindspring Enterprises Inc...........       6,106

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1998

                                                    MARKET
SHARES              U.S. COMMON STOCK               VALUE
------------------------------------------------------------
          INTERNET SOFTWARE & SERVICES, CONTINUED
    500  *Network Solutions.....................  $   65,438
  1,100  *Psinet Inc............................      22,962
                                                  ----------
                                                     232,194
                                                  ----------
          INDUSTRIAL SERVICES (0.8%)
    100  *Rental Service Corp...................       1,569
    700  *U.S. Liquids Inc......................      15,750
                                                  ----------
                                                      17,319
                                                  ----------
          MEDIA & PUBLISHING (3.9%)
    500  *Macrovision Corp......................      21,125
  1,200  *Gemstar Intl. Group Ltd...............      68,700
                                                  ----------
                                                      89,825
                                                  ----------
          MEDICAL & RELATED (4.3%)
    800  *Cytyc Corp............................      20,600
    600  *Incyte Pharmaceuticals................      22,425
  1,100  *Ocular Sciences Inc...................      29,425
    300  *Province Healthcare Co................      10,763
    700  *Sabratek Corp.........................      11,463
    100  *Xomed Surgical Products Inc...........       3,200
                                                  ----------
                                                      97,876
                                                  ----------
          NETWORK PRODUCTS (5.1%)
    400  *Concur Technologies Inc...............      12,200
    700  *Concord Communications................      39,725
    200  *International Network Services........      13,300
    500  *ISS Group Inc.........................      27,500
    600  *Visual Networks Inc...................      22,500
                                                  ----------
                                                     115,225
                                                  ----------
          PRINTING & PUBLISHING (0.6%)
    200  *Consolidation Graphics Inc............      13,513
                                                  ----------
          REAL ESTATE AND LEASING (0.5%)
    600  *CB Richard Ellis Services.............      10,875
                                                  ----------
          RESTAURANTS (0.1%)
    100  *P.J. America Inc......................       1,812
                                                  ----------
          RETAIL (7.0%)
    500  *Abercrombie & Fitch Co. CL A..........      35,375
    700  *American Eagle Outfitters Inc.........      46,638
  2,100  *Beyond.Com Corp.......................      43,575
  1,100  *Comp USA Inc..........................      14,369
    500  *Onsale Inc............................      20,031
                                                  ----------
                                                     159,988
                                                  ----------
          TRAVEL SERVICES (0.5%)
    400  *Global Vacation Group Inc.............       3,450
    500  *Resortquest International.............       7,312
                                                  ----------
                                                      10,762
                                                  ----------

                                                    MARKET
SHARES              U.S. COMMON STOCK               VALUE
------------------------------------------------------------
          TRANSPORTATION (0.8%)
    600   Skywest Inc...........................  $   19,613
                                                  ----------
          VITAMINS/NUTRITION PRODUCTS (0.5%)
    100  *Twinlab Corp..........................       1,312
  1,000  *Usana Inc.............................      10,125
                                                  ----------
                                                      11,437
                                                  ----------
          TOTAL U.S. COMMON STOCK
           (94.0%) (COST $1,585,404)............  $2,135,848
                                                  ----------

                                                    MARKET
SHARES             FOREIGN COMMON STOCK             VALUE
------------------------------------------------------------
          UNITED KINGDOM (2.6%)
          COMPUTER SERVICES (2.3%)
  1,500  *Ecsoft Group PLC......................  $   52,875
                                                  ----------
          HUMAN SERVICES (0.3%)
    300   Select Appointments Hldg PLC ADR......       6,450
                                                  ----------
          TOTAL UNITED KINGDOM..................      59,325
                                                  ----------
          TOTAL FOREIGN COMMON STOCK
           (2.6%) (COST $53,142)................  $   59,325
                                                  ----------
          TOTAL COMMON STOCK
           (96.7%) (COST $1,638,546)............  $2,195,173
                                                  ----------

 FACE                                               MARKET
AMOUNT            REPURCHASE AGREEMENTS             VALUE
------------------------------------------------------------
          FINANCIAL (3.2%)
$74,000   Star Bank 3.50% due 01/04/99
          repurchase price $74,029
           collateralized by GNMA certificate
           pool #8375 due 02/20/24 (cost
           $74,000).............................  $   74,000
                                                  ----------
          TOTAL REPURCHASE AGREEMENTS
           (3.2%) (COST $74,000)................  $   74,000
                                                  ----------
          TOTAL HOLDINGS (99.9%)
           (COST $1,712,546) (a)................  $2,269,173
                                                  ----------
          CASH & RECEIVABLES, NET OF
           LIABILITIES (0.1%)...................       1,900
                                                  ----------
          TOTAL NET ASSETS (100.0%).............  $2,271,073
                                                  ==========

---------------

 *  Non-income producing securities

(a) Also represents cost for Federal Income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 1998

Assets:
  Investments in securities at market value
    (note 1) (cost $1,712,546)..............  $ 2,269,173
  Cash in bank..............................          725
  Dividends and accrued interest
    receivable..............................           55
  Other.....................................        9,583
                                              -----------
    Total assets............................    2,279,536
                                              -----------
Liabilities:
  Payable for securities purchased..........        2,625
  Payable for investment management services
    (note 3)................................        2,836
  Other accrued expenses....................        3,002
                                              -----------
    Total liabilities.......................        8,463
                                              -----------
Net assets at market value..................  $ 2,271,073
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $   217,009
  Paid-in capital in excess of par value....    1,912,360
  Accumulated net realized loss on
    investments (note 1)....................     (414,923)
  Net unrealized appreciation on investments
    (note 1)................................      556,627
                                              -----------
Net assets at market value..................  $ 2,271,073
                                              ===========
Shares outstanding (note 4).................      217,009
Net asset value per share...................  $     10.47
                                              ===========

 STATEMENT OF OPERATIONS

                                                May 1, 1998 to December 31, 1998

Investment income:
  Interest...................................  $    5,361
  Dividends..................................         534
                                               ----------
    Total investment income..................       5,895
                                               ----------
Expenses:
  Management fees (note 3)...................      10,726
  Custodian fees (note 3)....................       3,210
  Directors' fees (note 3)...................         132
  Professional fees..........................         420
  Accounting and transfer agent fees.........      17,454
  Other......................................         702
                                               ----------
    Total expenses...........................      32,644
    Less expenses voluntarily reduced or
      reimbursed (note 3)....................      (9,157)
                                               ----------
    Net expenses.............................      23,487
                                               ----------
    Net investment loss......................  $  (17,592)
                                               ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss from investments.........  $ (414,923)
  Net increase in unrealized appreciation on
    on investments...........................     556,627
                                               ----------
      Net gain on investments................     141,704
                                               ----------
      Net increase in net assets from
         operations..........................  $  124,112
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               FROM MAY 1, 1998
                                                                TO DECEMBER 31,
                                                                     1998
                                                               -----------------
From operations:
  Net investment loss.......................................      $  (17,592)
  Realized loss on investments..............................        (414,923)
  Unrealized gain on investments............................         556,627
                                                                  ----------
      Net increase in net assets from operations............         124,112
                                                                  ----------
From capital share transactions (note 4):
  Received from shares sold.................................       2,148,414
  Paid for shares redeemed..................................          (1,453)
                                                                  ----------
      Increase in net assets derived from capital share
       transactions.........................................       2,146,961
                                                                  ----------
         Increase in net assets.............................       2,271,073
                                                                  ----------
Net Assets:
  Beginning of period.......................................               0
                                                                  ----------
  End of period.............................................      $2,271,073
                                                                  ==========

 FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                               FROM MAY 1, 1998
                                                                TO DECEMBER 31,
                                                                     1998
                                                               -----------------
Per share data:
Net asset value, beginning of period........................        $10.00
Income from investment operations:
  Net investment loss.......................................         (0.09)
  Net realized and unrealized gain on investments...........          0.56
                                                                    ------
    Total income from investment operations.................          0.47
                                                                    ------
Net asset value, end of period..............................        $10.47
                                                                    ======
Total return (b)............................................          4.62%
Ratios and supplemental data (a)(c):
  Ratios net of fees reimbursed by advisor:
    Expenses................................................          1.96%
    Net investment income...................................         (1.47)%
  Ratios assuming no fees reimbursed by advisor:
    Expenses................................................          2.72%
    Net investment income...................................         (2.23)%
Portfolio turnover rate.....................................           121%
Net assets at end of period (millions)......................        $  2.3

---------------

(a) Annualized

(b) Calculated since inception, May 1, 1998. Not annualized.

(c) The advisor has elected to reimburse certain operating expenses of the Small Cap Growth portfolio.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of twenty separate investment portfolios that seek the following investment objectives:

    o Equity Portfolio -- long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

    o Money Market Portfolio -- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

    o Bond Portfolio -- high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

    o Omni Portfolio -- high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

    o International Portfolio -- long-term capital growth by investing primarily in common stocks of foreign companies.

    o Capital Appreciation Portfolio -- maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

    o Small Cap Portfolio -- maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

    o Global Contrarian Portfolio -- long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

    o Aggressive Growth Portfolio -- capital growth.

    o Core Growth Portfolio -- long-term capital appreciation.

    o Growth & Income Portfolio -- long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

    o S&P 500 Index Portfolio -- total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.

    o Social Awareness Portfolio -- long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Advisor's opinion, conduct their business in a way that enhances society's quality of life.

    o Strategic Income Portfolio -- high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.

    o Stellar Portfolio -- maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate, precious metal securities, and money market securities.

    o Relative Value Portfolio -- maximum total return consistent with reasonable risk by investing primarily in equity securities.

    The following portfolios commenced operations on May 1, 1998:

    o Blue Chip Portfolio -- growth of capital and income by concentrating investment decisions in securities of high quality companies.

    o Equity Income Portfolio -- above average income and capital appreciation by investing primarily in high quality income producing equity securities including common stock, preferred stock, REIT's, and securities convertible into common stock.

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    o High Income Bond Portfolio -- seek high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

    o Small Cap Growth -- capital appreciation by investing in and actively managing equity securities in emerging growth companies.

    The following is a summary of significant accounting policies:

    Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

    For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

    Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, Global Contrarian, Aggressive Growth, Stellar, Blue Chip, and Small Cap Growth Portfolios would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

    In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

    Each portfolio other than the Money Market Portfolio may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

    The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

   Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

   The S&P 500 Index Portfolio currently holds investments in S&P 500 Index Futures Contracts. The contracts in the S&P 500 Index Portfolio are fully hedged with commercial paper and/or US Treasuries. The Aggressive Growth Portfolio currently holds investments in Russell 2000 Index Futures Contracts and S&P 500 Index Future Contracts. The futures contracts in the S&P 500 Index Portfolio and the Aggressive Growth Portfolio at December 31, 1998 are as follows:

                                                        EXPIRATION    UNDERLYING FACE    UNREALIZED        CASH DEPOSITED
       PORTFOLIO                PURCHASED                  DATE       AMOUNT AT VALUE       GAIN        AS MARGIN REQUIREMENT
       ---------                ---------               ----------    ---------------    -----------    ---------------------
   S&P 500              138 S&P 500 Index Contracts     March '99      $ 41,071,750      $ 2,090,500         $ 1,863,000
   Aggressive Growth    3 Russell 2000 Index Contracts  March '99           621,700           15,800              27,200
   Aggressive Growth    6 S&P 500 Index Contracts       March '99         1,851,275           16,975              80,800

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, Global Contrarian, Aggressive Growth, Stellar, Blue Chip, and Small Cap Growth Portfolios, in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method except in the case of the Aggressive Growth and Growth and Income Portfolios in which the identified cost basis is used.

   The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, Global Contrarian, Aggressive Growth, Stellar, Blue Chip and Small Cap Growth Portfolios are translated into U.S. dollars on the following basis:

   (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period.

   (2) purchases and sales of investments, income and expenses -- at the rates of exchange prevailing on the respective dates of such transaction.

   Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made in the Small Cap, Aggressive Growth, Core Growth and Small Cap Growth Portfolios: accumulated net investment loss has been decreased by $187,071, $21,640, $62,638 and $17,952, respectively, resulting in a reclassification adjustment to decrease Paid-in capital in excess of par value by $187,071, $21,640, $62,638 and $17,952 respectively. This reclassification has no effect on net assets or net asset value per share.

   For Federal income tax purposes, the Bond, Omni, Small Cap, Core Growth, Growth and Income, Social Awareness, Strategic Income, Blue Chip, Equity Income and Small Cap Growth Portfolios had capital loss carryovers of $274,501, $681,856, $4,198,422, $1,632,809, $3,005,094, $622,020, $97,030,
   $18,271, $5,714 and $414,923 respectively, at December 31, 1998. If not offset by capital gains, $41,235 will expire in 2003 in the Bond Portfolio, $2,893 and $447,567 will expire in 2005 in the Bond and Core Growth Portfolios, respectively and $230,373, $681,856, $4,198,422, $1,185,242,
   $3,005,094, $622,022, $97,030, $18,271, $5,714 and $414,923 will expire in
   2006 in the Bond, Omni, Small Cap, Core Growth, Growth and Income, Social Awareness, Strategic Income, Blue Chip, Equity Income and Small Cap Growth Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1998 were as follows:

                                                                                                               CAPITAL
                                               EQUITY          BOND            OMNI        INTERNATIONAL    APPRECIATION
                                            ------------    -----------    ------------    -------------    -------------
Gross unrealized:
  Appreciation............................  $127,628,808    $ 1,004,138    $ 63,012,142    $ 16,944,183     $   6,887,251
  Depreciation............................   (14,989,841)      (390,280)    (10,021,510)    (25,740,274)       (3,778,113)
Net unrealized:
  Appreciation (Depreciation).............   112,638,967        613,858      52,990,632      (8,796,091)        3,109,138

                                               SMALL          GLOBAL        AGGRESSIVE         CORE           GROWTH &
                                                CAP         CONTRARIAN        GROWTH          GROWTH           INCOME
                                            ------------    -----------    ------------    -------------    -------------
Gross unrealized:
  Appreciation............................  $ 21,939,495    $ 1,274,336    $  2,940,298    $  2,824,800     $   9,485,474
  Depreciation............................    (1,809,202)    (2,265,134)     (1,700,872)       (186,758)       (3,237,614)
Net unrealized:
  Appreciation............................    20,130,293       (990,798)      1,239,426       2,638,042         6,247,860

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              SOCIAL        STRATEGIC                         RELATIVE
                                              S&P 500        AWARENESS        INCOME          STELLAR           VALUE
                                            ------------    -----------    ------------    -------------    -------------
Gross unrealized:
  Appreciation............................  $  8,688,208    $   476,450    $     63,288    $    296,100     $   1,872,191
  Depreciation............................      (870,560)    (1,868,896)       (261,139)       (192,375)         (128,422)
Net unrealized:
  Appreciation (Depreciation).............     7,817,648     (1,392,446)       (197,851)        103,725         1,743,769

                                                              EQUITY       HIGH INCOME       SMALL CAP
                                             BLUE CHIP        INCOME           BOND           GROWTH
                                            ------------    -----------    ------------    -------------
Gross unrealized:
  Appreciation............................  $    289,890    $   246,997    $    135,268    $    632,194
  Depreciation............................      (179,789)      (128,976)       (551,534)        (75,567)
Net unrealized:
  Appreciation (Depreciation).............       110,101        118,021        (416,266)        556,627

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1998 were as follows:

                                                                                                                CAPITAL
                                               EQUITY           BOND            OMNI        INTERNATIONAL    APPRECIATION
                                            ------------    ------------    ------------    -------------    -------------
Stocks & Bonds:
  Purchases...............................  $ 68,906,018    $ 11,874,909    $ 53,692,318    $ 29,867,283     $  39,591,352
  Sales...................................    68,240,377       2,777,343      32,345,296      27,036,107        26,909,965
U.S. Government Obligations:
  Purchases...............................            --              --              --              --         1,822,469
  Sales...................................            --              --              --              --           125,000

                                               SMALL           GLOBAL        AGGRESSIVE         CORE           GROWTH &
                                                CAP          CONTRARIAN        GROWTH          GROWTH           INCOME
                                            ------------    ------------    ------------    -------------    -------------
Stocks & Bonds:
  Purchases...............................  $ 71,027,299    $ 10,541,770    $ 46,159,901    $ 13,551,395     $ 131,057,532
  Sales...................................    54,940,257       8,513,040      42,007,664      12,345,416        99,509,813
U.S. Government Obligations:
  Purchases...............................            --              --         222,284              --                --
  Sales...................................            --              --         285,000              --                --

                                                              SOCIAL        STRATEGIC                         RELATIVE
                                              S&P 500        AWARENESS        INCOME          STELLAR           VALUE
                                            ------------    -----------    ------------    -------------    -------------
Stocks & Bonds:
  Purchases...............................  $ 63,131,513    $ 8,635,349    $  4,542,831    $  2,245,625     $   7,029,754
  Sales...................................    31,602,547      4,471,383       3,378,459       1,770,962         4,220,889
U.S. Government Obligations:
  Purchases...............................            --             --         485,788         518,326                --
  Sales...................................            --             --         376,351         309,376                --

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                            HIGH INCOME       EQUITY         SMALL CAP
                                             BLUE CHIP         BOND           INCOME          GROWTH
                                            ------------    -----------    ------------    -------------
Stocks & Bonds:
  Purchases...............................  $  3,409,614    $ 2,776,741    $ 11,285,174    $  4,075,959
  Sales...................................       723,978        731,928       1,016,067       2,022,491
U.S. Government Obligations:
  Purchases...............................            --             --              --              --
  Sales...................................            --             --              --              --

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

    The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI") a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each portfolio's average daily net assets based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Global Contrarian, Relative Value, Small Cap Growth, and Blue Chip Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million;
    (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million;
    (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets; and (I) for the High Income Bond and Equity Income, 0.75% of each Portfolio's net assets. However, as to the Money Market Portfolio, the Advisor is presently waiving any of its fee in excess of 0.25%. In addition, after January 1, 1999, the advisor began waiving any fees in excess of 0.85% in the International Portfolio.

    Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Small Cap Growth, Strategic Income, Stellar, Relative Value, High Income Bond, Equity Income, and Blue Chip Portfolios, subject to the approval of the Fund's Board of Directors. ONI has entered into Sub-Advisory Agreements with Societe Generale Asset Management Corp. ("SGAM"), T. Rowe Price Associates, Inc. ("TRPA"), Founders Asset Management, Inc. ("FAM"), Strong Capital Management, Inc. ("SCM"), Pilgrim Baxter & Associates, Ltd. ("PBA"), Robertson Stephens Investment Management, L.P. ("RSIM"), Star Bank, N.A. ("Star"), and Federated Investment Counseling ("FIC") respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) SGAM receives from ONI fees at the annual rate of 0.65% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid, (b) TRPA receives from ONI a fee at an annual rate of 0.50% of average daily net assets of the Capital Appreciation Portfolio, (c) FAM receives from ONI a fee at an annual rate of 0.625% of the first $75 million, 0.55% of the next $75 million, 0.50% between $150 and $300 million, and 0.40% of the average daily net asset value in excess of $300 million of the Small Cap Portfolio; (d) SCM receives from ONI a fee at an annual rate of 0.55% of the first $50 million, and 0.45% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio;
    (e) PBA receives from ONI a fee at an annual rate of 0.65% of the first $50 million, 0.60% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio: (f) RSIM receives from ONI a fee at an annual rate of (i) 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio, and (ii) 0.64% of the first $100 million, 0.60% of the next $100 million, and 0.55% of the average daily net assets in excess of $200 million of the Small Cap Growth Portfolio; (g) Star receives from ONI fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio; and (h) FIC receives from ONI fees at an annual rate of (i) 0.50% of the first $35 million, 0.35% of the next $65 million, and 0.25% of the average daily 127

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   net assets in excess of $100 million of each of the Equity Income and Blue Chip Portfolios and (ii) 0.50% of the first $30 million, 0.40% of the next $20 million, 0.30% of the next $25 million, and 0.25% of the average daily net assets in excess of $75 million of the High Income Bond Portfolio.

   Effective January 1, 1999 FIC replaced SGAM as the sub-advisor for the International and Global Contrarian Portfolios. As compensation for their services FIC will receive from ONI fees at an annual rate of (i) 0.40% of the first $200 million and 0.35% of average net assets in excess of $200 million of the International Portfolio and (ii) 0.75% of the first $100 million and 0.65% of the average daily net assets in excess of $100 million of the Global Contrarian Portfolio.

   Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.

   The Fund's transfer agent and dividend paying agent is American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. The Fund's custodian for those portfolios other than the International and Global Contrarian Portfolios is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enter into subcustodial agreements, subject to approval by the Board of Directors.

(4) CAPITAL SHARE

   Transactions Capital share transactions for the years ended December 31, 1998 and 1997 were as follows:

                                                    EQUITY                 MONEY MARKET                  BOND
                                            ----------------------    ----------------------    ----------------------
                                              1998         1997         1998         1997         1998         1997
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............    675,941    1,099,809    6,102,024    4,006,494      986,062      644,662
Capital shares issued on reinvested
  dividends...............................    254,451      574,786      164,506      124,176      150,778      161,245
Capital shares redeemed...................    883,690      752,158    4,740,526    3,767,642      486,752      723,200

                                                     OMNI                 INTERNATIONAL          CAPITAL APPRECIATION
                                            ----------------------    ----------------------    ----------------------
                                              1998         1997         1998         1997         1998         1997
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............  1,413,338    1,691,998      848,791    2,422,039    1,366,055    1,350,471
Capital shares issued on reinvested
  dividends...............................    264,859      715,507      855,911    1,742,189      580,235      359,011
Capital shares redeemed...................    872,309      709,824    2,444,300    1,377,360      443,155      249,388

                                                  SMALL CAP             GLOBAL CONTRARIAN         AGGRESSIVE GROWTH
                                            ----------------------    ----------------------    ----------------------
                                              1998         1997         1998         1997         1998         1997
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............    918,465    1,170,240      346,731      579,754      667,591      767,314
Capital shares issued on reinvested
  dividends...............................         47      131,550      211,017      132,202      159,625       23,559
Capital shares redeemed...................    381,989      320,642      252,173      143,586      249,214      193,560

                                                 CORE GROWTH             GROWTH & INCOME               S&P 500
                                            ----------------------    ----------------------    ----------------------
                                              1998         1997         1998         1997         1998         1997
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............    447,717    1,272,254    2,697,893    1,436,044    4,704,361    1,782,577
Capital shares issued on reinvested
  dividends...............................          0          419       31,748       75,471      394,979      187,990
Capital shares redeemed...................    315,206      287,167      416,202       56,151      366,640       88,101

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               SOCIAL AWARENESS          STRATEGIC INCOME              STELLAR
                                            ----------------------    ----------------------    ----------------------
                                              1998         1997         1998         1997         1998         1997
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............    491,246      399,740      116,213      309,296       98,689      262,250
Capital shares issued on reinvested
  dividends...............................      3,763       37,565       27,950       16,810       12,199        6,971
Capital shares redeemed...................    170,620       12,616       33,901        6,191       32,973        5,693

                                                                                    EQUITY        HIGH
                                                RELATIVE VALUE        BLUE CHIP     INCOME       INCOME      S. CAP G.
                                            ----------------------    ---------    ---------    ---------    ---------
                                              1998         1997         1998         1998         1998         1998
                                            ---------    ---------    ---------    ---------    ---------    ---------
Capital shares issued on sales............    486,057      460,646      287,536      216,229    1,046,722      217,195
Capital shares issued on reinvested
  dividends...............................     13,803        3,973          403        1,309       42,369            0
Capital shares redeemed...................    285,649       12.351        6,276        6,719          855          186

    The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, and 10,000,000 are allocated to each of the other portfolios. The remaining 20,000,000 are unallocated at this time.

(5) COMMITMENTS

    As of December 31, 1998, the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below, summarized by currency:

                              INTERNATIONAL PORTFOLIO

                  CURRENCY TO BE DELIVERED                        CURRENCY TO BE RECEIVED                         UNREALIZED
    SETTLE    ---------------------------------   U.S. $ VAL.   ---------------------------   U.S. $ VAL.   -----------------------
    DATES        AMOUNT             TYPE          AT 12/31/98     AMOUNT          TYPE        AT 12/31/98     GAIN         LOSS
    ------    -------------   -----------------   -----------   ----------   --------------   -----------   --------   ------------
   07/15/99       4,422,000   Australian Dollar    2,699,631     2,769,587   U.S. Dollar       2,769,587    $ 69,956             --
   04/07/99       7,031,000   Swiss Franc          5,164,157     5,099,760   U.S. Dollar       5,099,760          --   $    (64,397)
   04/14/99      11,825,000   Deutsche Mark        7,138,761     7,092,714   U.S. Dollar       7,092,714          --        (46,047)
   11/14/99         885,445   U.S. Dollar            885,445     1,472,000   Deutsche Mark       888,647       3,202             --
   07/08/99         804,000   Deutsche Mark          486,727       490,274   U.S. Dollar         490,274       3,547             --
   04/21/99       3,019,000   French Franc           543,059       551,265   U.S. Dollar         551,265       8,206             --
   04/21/99         276,742   U.S. Dollar            276,742     1,529,000   French Franc        275,037          --         (1,705)
   07/01/99      28,932,000   French Franc         5,215,087     5,243,204   U.S. Dollar       5,243,204      28,117             --
   05/05/99         332,000   British Pound          552,066       560,748   U.S. Dollar         560,748       8,682             --
   05/05/99         253,198   U.S. Dollar            254,197       151,000   British Pound       251,090          --         (3,107)
   04/28/99   1,044,480,000   Japanese Yen         9,342,815     8,248,491   U.S. Dollar       8,248,491          --     (1,094,324)
   07/29/99   1,215,749,000   Japanese Yen        11,002,751    10,702,016   U.S. Dollar      10,702,016          --       (300,735)
   05/14/99       5,361,000   New Zld Dollar       2,819,350     2,750,537   U.S. Dollar       2,750,537          --        (68,813)
   05/15/99          12,871   U.S. Dollar             12,872        24,000   New Zld Dollar       12,622          --           (250)
   10/05/01       3,650,000   New Zld Dollar       1,958,225     1,750,175   U.S. Dollar       1,750,175          --       (208,050)
                                                  ----------                                  ----------    --------   ------------
                                                  48,351,885                                  46,686,167    $121,710   $ (1,787,428)
                                                  ==========                                  ==========    ========   ============

                            GLOBAL CONTRARIAN PORTFOLIO

                  CURRENCY TO BE DELIVERED                        CURRENCY TO BE RECEIVED                         UNREALIZED
    SETTLE    ---------------------------------   U.S. $ VAL.   ---------------------------   U.S. $ VAL.   -----------------------
    DATES        AMOUNT             TYPE          AT 12/31/98     AMOUNT          TYPE        AT 12/31/98     GAIN         LOSS
    ------    -------------   -----------------   -----------   ----------   --------------   -----------   --------   ------------
   04/28/99      39,902,000   Japanese Yen           356,921       344,714   U.S. Dollar         344,714          --   $    (12,207)
   07/29/99      11,356,000   Japanese Yen           102,774        99,965   U.S. Dollar          99,965          --         (2,809)
   11/13/00      18,480,000   Japanese Yen           176,715       173,147   U.S. Dollar         173,147          --         (3,568)
   04/07/99         125,000   Dutch Guilder           66,816        64,868   U.S. Dollar          64,868          --         (1,948)
   04/07/99          66,260   U.S. Dollar             66,260        64,868   Dutch Guilder        66,816    $    556             --
                                                  ----------                                  ----------    --------   ------------
                                                     769,486                                     749,510    $    556   $    (20,532)
                                                  ==========                                  ==========    ========   ============

OHIO NATIONAL FUND, INC.                                       December 31, 1998
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

    There was a special meeting of the shareholders of the Small Cap portfolio on February 17, 1998. The Small Cap portfolio shareholders approved a new Sub-Advisory Agreement between Founders Asset Management LLC and Ohio National Investments, Inc. by a vote of 2,552,459 in favor, 29,932 opposed, and 296,552 abstaining.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the Ohio National Equity, Ohio National Money Market, Ohio National Bond, Ohio National Omni, Ohio National International, Ohio National Capital Appreciation, Ohio National Small Cap, Ohio National Global Contrarian, Ohio National Aggressive Growth, Ohio National S&P 500 Index, Ohio National Social Awareness, Ohio National Core Growth, Ohio National Growth & Income, Ohio National Stellar, Ohio National Strategic Income, Ohio National Relative Value, Ohio National High Income Bond, Ohio National Equity Income, Ohio National Blue Chip, Ohio National Small Cap Growth, Montgomery Asset Emerging Market, Montgomery Asset Small Cap Opportunity Trust II, Fidelity Investments VIP Growth, Fidelity Investments VIP Equity Income, Fidelity Investments VIP High Income Bond, JP Morgan Small Company, Janus Aspen Series Growth, Janus Aspen Series International Growth, Janus Aspen Series Worldwide Growth, Janus Aspen Series Balanced, Salomon Brothers Variable Series Capital, Salomon Brothers Variable Series Total Return, Salomon Brothers Variable Series Investors, Strong Variable Funds Opportunity II, Strong Variable Funds Schafer Value II, Strong Variable Funds Growth II, Morgan Stanley Universal Funds Fixed Income, Morgan Stanley Universal Funds US Real Estate, Morgan Stanley Universal Funds Value, Morgan Stanley Universal Funds Emerging Market Debt, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Global Income and Goldman Sachs VIT Capital Growth subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                            MONEY
                                                             EQUITY        MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $116,065,832   $19,059,891   $10,145,018   $86,852,966    $48,877,129
  Annuity reserves for contract in payment period.......       518,586       113,538        15,408       135,442          2,464
                                                          ------------   -----------   -----------   -----------    -----------
Total contract owners' equity...........................  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========

                                                            CAPITAL
                                                          APPRECIATION    SMALL CAP
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........  $25,818,183    $25,836,404
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $25,778,593    $25,836,404
  Annuity reserves for contract in payment period.......       39,590              0
                                                          -----------    -----------
Total contract owners' equity...........................  $25,818,183    $25,836,404
                                                          ===========    ===========

                                                            GLOBAL     AGGRESSIVE      CORE       GROWTH &        S&P 500
                                                          CONTRARIAN     GROWTH       GROWTH       INCOME          INDEX
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          ----------   ----------   ----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,106,282
  Annuity reserves for contract in payment period.......           0            0            0             0          8,183
                                                          ----------   ----------   ----------   -----------    -----------
Total contract owners' equity...........................  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========

                                                             SOCIAL       STRATEGIC
                                                           AWARENESS       INCOME
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........   $1,964,101    $ 1,874,581
                                                           ==========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,964,101    $ 1,874,581
  Annuity reserves for contract in payment period.......            0              0
                                                           ----------    -----------
Total contract owners' equity...........................   $1,964,101    $ 1,874,581
                                                           ==========    ===========

                                                                                                                  HIGH
                                                                        RELATIVE       BLUE        EQUITY        INCOME
                                                           STELLAR       VALUE         CHIP        INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
  Annuity reserves for contract in payment period.......           0            0           0           0              0
                                                          ----------   ----------    --------     -------       --------
Total contract owners' equity...........................  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========


                                                           SMALL CAP
                                                             GROWTH
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $176,952
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $176,952
  Annuity reserves for contract in payment period.......           0
                                                            --------
Total contract owners' equity...........................    $176,952
                                                            ========

                                                                                              FIDELITY INVESTMENTS
                                                              MONTGOMERY ASSET       ---------------------------------------
                                                          ------------------------
                                                                                                                 VIP HIGH
                                                           EMERGING     SMALL CAP                 VIP EQUITY      INCOME
                                                            MARKET     OPPORTUNITY   VIP GROWTH     INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   -----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========


                                                           JP MORGAN
                                                            TRUST II
                                                          ------------
                                                           SMALL CO.
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $656,502
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $656,502
                                                            ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                           JANUS ASPEN SERIES
                                                          ----------------------------------------------------
                                                                       INTERNATIONAL   WORLDWIDE
                                                            GROWTH        GROWTH         GROWTH      BALANCED
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          ------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN     INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $298,630     $374,621     $393,172
                                                           ========     ========     ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $298,630     $374,621     $393,172
                                                           ========     ========     ========

                                                                   STRONG VARIABLE FUNDS
                                                          ----------------------------------------
                                                          OPPORTUNITY      SCHAFER
                                                              II          VALUE II      GROWTH II
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          -----------   -------------   ----------
Assets -- Investments at market value (note 2)..........   $775,780        $50,269       $611,718
                                                           ========        =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $775,780        $50,269       $611,718
                                                           ========        =======       ========

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                                          -------------------------------------------------
                                                                                                  EMERGING
                                                            FIXED       US REAL                    MARKET
                                                            INCOME       ESTATE       VALUE         DEBT
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======
Contract owners' equity
  Contracts in accumulation period (note 3).............   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======

                                                                              GOLDMAN SACHS
                                                          -----------------------------------------------------
                                                          VIT GROWTH     VIT CORE      VIT GLOBAL   VIT CAPITAL
                                                           & INCOME      US EQUITY       INCOME       GROWTH
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   -----------
Assets -- Investments at market value (note 2)..........   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                 EQUITY                     MONEY MARKET                     BOND
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                      ----------------------------    -------------------------    -------------------------
                                          1998            1997           1998           1997          1998           1997
                                      ------------    ------------    -----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends..............  $  1,441,507    $  1,848,791    $   500,680    $  330,310    $   525,455    $  430,461
  Risk & administrative expense
     (note 4).......................    (1,251,708)     (1,119,990)      (110,522)      (61,793)       (87,915)      (54,587)
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net investment activity......       189,799         728,801        390,158       268,517        437,540       375,874
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......     2,181,204       5,884,076              0             0              0             0
     Realized gain (loss)...........     2,970,607       1,814,454        (14,941)       (8,000)        17,380        18,355
     Unrealized gain (loss).........      (363,011)      7,253,475              0             0       (152,308)        6,598
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net gain (loss) on
          investments...............     4,788,800      14,952,005        (14,941)       (8,000)      (134,928)       24,953
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net increase in contract
            owners' equity from
            operations..............     4,978,599      15,680,806        375,217       260,517        302,612       400,827
                                      ------------    ------------    -----------    ----------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.....    11,458,073      12,307,774     15,381,429     5,766,812      3,493,444     1,341,058
     Transfers from fixed & other
       subaccounts..................     4,018,120       4,663,120     19,865,502     4,122,546      2,139,647       617,341
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        15,476,193      16,970,894     35,246,931     9,889,358      5,633,091     1,958,399
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................     9,328,210       5,482,124        696,570       594,152        537,227       453,555
     Annuity & death benefit
       payments.....................     1,139,548       1,282,347         76,055       406,483         34,162        29,614
     Transfers to fixed & other
       subaccounts..................     5,629,381       3,119,594     22,718,469     7,901,647      1,120,365     1,142,089
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        16,097,139       9,884,065     23,491,094     8,902,282      1,691,754     1,625,258
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net equity transactions......      (620,946)      7,086,829     11,755,837       987,076      3,941,337       333,141
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net change in contract
            owners' equity..........     4,357,653      22,767,634     12,131,054     1,247,593      4,243,949       733,968
Contract Owners' Equity:
  Beginning of period...............   112,226,765      89,459,131      7,042,375     5,794,782      5,916,477     5,182,509
                                      ------------    ------------    -----------    ----------    -----------    ----------
  End of period.....................  $116,584,418    $112,226,765    $19,173,429    $7,042,375    $10,160,426    $5,916,477
                                      ============    ============    ===========    ==========    ===========    ==========

                                                 OMNI
                                              SUBACCOUNT
                                      --------------------------
                                         1998           1997
                                      -----------    -----------
Investment activity:
  Reinvested dividends..............  $ 2,270,073    $ 2,224,754
  Risk & administrative expense
     (note 4).......................     (912,754)      (728,446)
                                      -----------    -----------
       Net investment activity......    1,357,319      1,496,308
                                      -----------    -----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......       13,227      3,648,542
     Realized gain (loss)...........    1,000,905        739,636
     Unrealized gain (loss).........       (7,903)     4,439,035
                                      -----------    -----------
       Net gain (loss) on
          investments...............    1,006,229      8,827,213
                                      -----------    -----------
          Net increase in contract
            owners' equity from
            operations..............    2,363,548     10,323,521
                                      -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.....   14,036,874     11,490,950
     Transfers from fixed & other
       subaccounts..................    4,779,261      3,553,594
                                      -----------    -----------
                                       18,816,135     15,044,544
                                      -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................    5,537,165      3,743,945
     Annuity & death benefit
       payments.....................      690,280        422,771
     Transfers to fixed & other
       subaccounts..................    4,994,854      2,308,199
                                      -----------    -----------
                                       11,222,299      6,474,915
                                      -----------    -----------
       Net equity transactions......    7,593,836      8,569,629
                                      -----------    -----------
          Net change in contract
            owners' equity..........    9,957,384     18,893,150
Contract Owners' Equity:
  Beginning of period...............   77,031,024     58,137,874
                                      -----------    -----------
  End of period.....................  $86,988,408    $77,031,024
                                      ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           1998           1997           1998           1997           1998           1997
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $ 2,090,475    $ 3,699,242    $   579,186    $   504,043    $         0    $         0
  Risk & administrative expense (note
     4)...............................     (577,205)      (589,401)      (246,166)      (142,633)      (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net investment activity........    1,513,270      3,109,841        333,020        361,410       (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........    2,018,195      5,249,079      1,968,462        930,639            339        864,625
     Realized gain (loss).............     (317,892)       231,748        115,918        167,921         78,725        231,007
     Unrealized gain (loss)...........   (1,590,338)    (8,473,446)    (1,450,953)       501,093      2,368,444        391,861
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................      109,965     (2,992,619)       633,427      1,599,653      2,447,508      1,487,493
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase in contract
            owners' equity from
            operations................    1,623,235        117,222        966,447      1,961,063      2,214,678      1,320,720
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.......    4,212,543     12,103,624      6,782,541      5,782,541      4,808,408      5,912,170
     Transfers from fixed & other
       subaccounts....................    1,579,613      3,566,352      2,789,751      2,334,977      2,315,389      2,722,141
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                          5,792,156     15,669,976      9,572,292      8,182,773      7,123,797      8,634,311
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    3,698,490      2,644,036        892,779        876,739      1,199,702        978,740
     Annuity & death benefit
       payments.......................      330,156        454,489        135,114         94,324        126,555         83,891
     Transfers to fixed & other
       subaccounts....................   11,527,756      3,449,717      2,345,418      1,171,118      2,503,007      1,581,012
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         15,556,402      6,548,242      3,373,311      2,142,181      3,829,264      2,643,643
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........   (9,764,246)     9,121,734      6,198,981      6,040,592      3,294,533      5,990,668
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............   (8,141,011)     9,238,956      7,165,428      8,001,655      5,509,211      7,311,388
Contract owners' equity:
  Beginning of period.................   57,020,604     47,781,648     18,652,755     10,651,100     20,327,193      3,015,805
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $48,879,593    $57,020,604    $25,818,183    $18,652,755    $25,836,404    $20,327,193
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                           GLOBAL CONTRARION
                                               SUBACCOUNT
                                        ------------------------
                                           1998          1997
                                        ----------    ----------
Investment activity:
  Reinvested dividends................  $  161,217    $  149,703
  Risk & administrative expense (note
     4)...............................     (61,043)      (35,945)
                                        ----------    ----------
       Net investment activity........     100,174       113,758
                                        ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........     475,985       259,942
     Realized gain (loss).............       3,742        21,203
     Unrealized gain (loss)...........    (490,547)      (87,286)
                                        ----------    ----------
       Net gain (loss) on
          investments.................     (10,820)      193,859
                                        ----------    ----------
          Net increase in contract
            owners' equity from
            operations................      89,354       307,617
                                        ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.......     949,147     2,590,870
     Transfers from fixed & other
       subaccounts....................     458,945       450,183
                                        ----------    ----------
                                         1,408,092     3,041,053
                                        ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................     220,074        49,264
     Annuity & death benefit
       payments.......................      47,792        22,982
     Transfers to fixed & other
       subaccounts....................   1,098,960       388,564
                                        ----------    ----------
                                         1,366,826       460,810
                                        ----------    ----------
       Net equity transactions........      41,266     2,580,243
                                        ----------    ----------
          Net change in contract
            owners' equity............     130,620     2,887,860
Contract owners' equity:
  Beginning of period.................   5,251,675     2,363,815
                                        ----------    ----------
  End of period.......................  $5,382,295    $5,251,675
                                        ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                        AGGRESSIVE GROWTH              CORE GROWTH                GROWTH & INCOME
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     ------------------------    ------------------------    -------------------------
                                        1998          1997          1998        1997(a)         1998         1997(a)
                                     ----------    ----------    ----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends.............  $        0    $   37,645    $        0    $      897    $   153,872    $   24,579
  Risk & administrative expense
    (note 4).......................     (65,184)      (36,453)      (36,181)      (21,525)      (157,261)      (21,755)
                                     ----------    ----------    ----------    ----------    -----------    ----------
    Net investment activity........     (65,184)        1,192       (36,181)      (20,628)        (3,389)        2,824
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......     457,472        16,116             0             0              0       314,126
    Realized gain (loss)...........       9,963         1,626        50,716        (9,324)        20,399        37,785
    Unrealized gain (loss).........     (56,102)      338,859       286,587       (15,044)       628,348       164,431
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net gain (loss) on
         investments...............     411,333       356,601       337,303       (24,368)       648,747       516,342
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........     346,149       357,793       301,122       (44,996)       645,358       519,166
                                     ----------    ----------    ----------    ----------    -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   2,103,790     1,954,169       704,175     2,572,093      9,635,432     4,480,178
    Transfers from fixed & other
      subaccounts..................     622,026       374,153       636,425     1,416,952      6,544,063     1,825,897
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      2,725,816     2,328,322     1,340,600     3,989,045     16,179,495     6,306,075
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................     302,085       113,256       406,459        24,689        488,326        59,931
    Annuity & death benefit
      payments.....................      49,662        31,455        63,396         6,903        150,793        18,886
    Transfers to fixed & other
      subaccounts..................     751,284       346,549     1,249,355       418,179      3,265,077       309,615
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      1,103,031       491,260     1,719,210       449,771      3,904,196       388,432
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net equity transactions......   1,622,785     1,837,062      (378,610)    3,539,274     12,275,299     5,917,643
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net change in contract
           owners' equity..........   1,968,934     2,194,855       (77,488)    3,494,278     12,920,657     6,436,809
Contract owners' equity:
  Beginning of period..............   4,815,309     2,620,454     3,494,278             0      6,436,809             0
                                     ----------    ----------    ----------    ----------    -----------    ----------
  End of period....................  $6,784,243    $4,815,309    $3,416,790    $3,494,278    $19,357,466    $6,436,809
                                     ==========    ==========    ==========    ==========    ===========    ==========

                                           S&P 500 INDEX
                                            SUBACCOUNT
                                     -------------------------
                                        1998         1997(a)
                                     -----------    ----------
Investment activity:
  Reinvested dividends.............  $   562,393    $  160,849
  Risk & administrative expense
    (note 4).......................     (218,142)      (25,136)
                                     -----------    ----------
    Net investment activity........      344,251       135,713
                                     -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......    1,546,971       449,005
    Realized gain (loss)...........       67,888        28,306
    Unrealized gain (loss).........    3,394,871      (171,692)
                                     -----------    ----------
      Net gain (loss) on
         investments...............    5,009,730       305,619
                                     -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........    5,353,981       441,332
                                     -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   13,945,843     4,617,012
    Transfers from fixed & other
      subaccounts..................   14,612,814     1,487,498
                                     -----------    ----------
                                      28,558,657     6,104,510
                                     -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................      623,902        38,238
    Annuity & death benefit
      payments.....................      129,913         6,501
    Transfers to fixed & other
      subaccounts..................    3,168,210       377,251
                                     -----------    ----------
                                       3,922,025       421,990
                                     -----------    ----------
      Net equity transactions......   24,636,632     5,682,520
                                     -----------    ----------
         Net change in contract
           owners' equity..........   29,990,613     6,123,852
Contract owners' equity:
  Beginning of period..............    6,123,852             0
                                     -----------    ----------
  End of period....................  $36,114,465    $6,123,852
                                     ===========    ==========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                   SOCIAL AWARENESS           STRATEGIC INCOME               STELLAR
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ------------------------    ----------------------
                                                   1998       1997(a)        1998        1997(a)         1998       1997(a)
                                                ----------    --------    ----------    ----------    ----------    --------
Investment activity:
  Reinvested dividends........................  $   10,934    $  2,789    $  120,659    $   27,368    $   40,131    $ 10,225
  Risk & administrative expense (note 4)......     (21,454)     (2,511)      (22,771)       (3,454)      (15,173)     (3,693)
                                                ----------    --------    ----------    ----------    ----------    --------
     Net investment activity..................     (10,520)        278        97,888        23,914        24,958       6,532
                                                ----------    --------    ----------    ----------    ----------    --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................           0      69,572           479           835         5,463           0
     Realized gain (loss).....................    (123,673)      3,622       (10,862)          704        (4,370)      2,211
     Unrealized gain (loss)...................    (592,163)    (58,441)     (138,208)       (1,145)      (23,571)     14,738
                                                ----------    --------    ----------    ----------    ----------    --------
       Net gain (loss) on investments.........    (715,836)     14,753      (148,591)          394       (22,478)     16,949
                                                ----------    --------    ----------    ----------    ----------    --------
          Net (decrease) increase in contract
            owners' equity from operations....    (726,356)     15,031       (50,703)       24,308         2,480      23,481
                                                ----------    --------    ----------    ----------    ----------    --------
Equity transactions:
  Sales:
     Contract purchase payments...............   1,707,317     584,481     1,124,332     1,060,804       898,498     591,022
     Transfers from fixed & other
       subaccounts............................  727,506...     264,875        74,905         1,498       181,594       5,839
                                                ----------    --------    ----------    ----------    ----------    --------
                                                 2,434,823     849,356     1,199,237     1,062,302     1,080,092     596,861
                                                ----------    --------    ----------    ----------    ----------    --------
  Redemptions:
     Withdrawals & surrenders (note 5)........      23,700      10,008        38,754             0        21,647       1,169
     Annuity & death benefit payments.........      21,559         548        14,604         1,028         5,443       1,933
     Transfers to fixed & other subaccounts...     509,184      43,754       295,666        10,511       321,246       5,704
                                                ----------    --------    ----------    ----------    ----------    --------
                                                   554,443      54,310       349,024        11,539       348,336       8,806
                                                ----------    --------    ----------    ----------    ----------    --------
       Net equity transactions................   1,880,380     795,046       850,213     1,050,763       731,756     588,055
                                                ----------    --------    ----------    ----------    ----------    --------
          Net change in contract owners'
            equity............................   1,154,024     810,077       799,510     1,075,071       734,236     611,536
Contract owners' equity:
  Beginning of period.........................     810,077           0     1,075,071             0     3,166,554           0
                                                ----------    --------    ----------    ----------    ----------    --------
  End of period...............................  $1,964,101    $810,077    $1,874,581    $1,075,071    $1,345,772    $611,536
                                                ==========    ========    ==========    ==========    ==========    ========

                                                     RELATIVE VALUE
                                                       SUBACCOUNT
                                                ------------------------
                                                   1998        1997(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................  $   82,693    $   19,612
  Risk & administrative expense (note 4)......     (95,392)      (15,700)
                                                ----------    ----------
     Net investment activity..................     (12,699)        3,912
                                                ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................      91,524             0
     Realized gain (loss).....................      66,563        11,830
     Unrealized gain (loss)...................   1,016,582       215,699
                                                ----------    ----------
       Net gain (loss) on investments.........   1,174,669       227,529
                                                ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....   1,161,970       231,441
                                                ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............   5,754,162     2,902,485
     Transfers from fixed & other
       subaccounts............................     851,753        90,096
                                                ----------    ----------
                                                 6,605,915     2,992,581
                                                ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........     373,306        10,942
     Annuity & death benefit payments.........      73,267         5,296
     Transfers to fixed & other subaccounts...     492,230        41,230
                                                ----------    ----------
                                                   938,803        57,468
                                                ----------    ----------
       Net equity transactions................   5,667,112     2,935,113
                                                ----------    ----------
          Net change in contract owners'
            equity............................   6,829,082     3,166,554
Contract owners' equity:
  Beginning of period.........................   3,166,554             0
                                                ----------    ----------
  End of period...............................  $9,995,636    $3,166,554
                                                ==========    ==========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                                                       MONTGOMERY ASSET
                                                                                              -----------------------------------
                                                     EQUITY      HIGH INCOME    SMALL CAP       EMERGING MARKET        SMALL CAP
                                     BLUE CHIP       INCOME         BOND          GROWTH           SUBACCOUNT         OPPORTUNITY
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    --------------------    SUBACCOUNT
                                      1998(c)       1998(c)        1998(c)       1998(c)        1998      1997(a)       1998(c)
                                     ----------    ----------    -----------    ----------    --------    --------    -----------
Investment activity:
  Reinvested dividends.............   $  1,184      $    614      $  8,343       $      0     $  1,515    $  1,352     $      0
  Risk & administrative expense
     (note 4)......................     (2,525)         (220)         (838)          (294)     (10,644)     (3,272)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
     Net investment activity.......     (1,341)          394         7,505           (294)      (9,129)     (1,920)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains......          0             0           775              0            0           0            0
     Realized gain (loss)..........        532           215           378         (1,432)    (105,907)     (2,389)       2,069
     Unrealized gain (loss)........     48,463         6,457        (3,712)        30,958     (288,678)    (71,244)      10,248
                                      --------      --------      --------       --------     --------    --------     --------
       Net gain (loss) on
          investments..............     48,995         6,672        (2,559)        29,526     (394,585)    (73,633)      12,317
                                      --------      --------      --------       --------     --------    --------     --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations.............     47,654         7,066         4,946         29,232     (403,714)    (75,553)      12,113
                                      --------      --------      --------       --------     --------    --------     --------
Equity transactions:
  Sales:
     Contract purchase payments....    628,613        28,016       386,877         75,300      328,559     889,268       91,968
     Transfers from fixed & other
       subaccounts.................    194,014        80,100        58,490         72,481      383,220      25,538       15,485
                                      --------      --------      --------       --------     --------    --------     --------
                                       822,627       108,116       445,367        147,781      711,779     914,806      107,453
                                      --------      --------      --------       --------     --------    --------     --------
  Redemptions:
     Withdrawals & surrenders (note
       5)..........................      2,746             0            82              0        5,958       4,397            0
     Annuity & death benefit
       payments....................        223             0           127             61        1,979         999       16,664
     Transfers to fixed & other
       subaccounts.................     36,502        15,487         2,292              0      407,864       1,249       12,441
                                      --------      --------      --------       --------     --------    --------     --------
                                        39,471        15,487         2,501             61      415,801       6,645       29,105
                                      --------      --------      --------       --------     --------    --------     --------
       Net equity transactions.....    783,156        92,629       442,866        147,720      295,978     908,161       78,348
                                      --------      --------      --------       --------     --------    --------     --------
          Net change in contract
            owners' equity.........    830,810        99,695       447,812        176,952     (107,736)    832,608       90,461
Contract owners' equity:
  Beginning of period..............          0             0             0              0      832,608           0            0
                                      --------      --------      --------       --------     --------    --------     --------
  End of period....................   $830,810      $ 99,695      $447,812       $176,952     $724,872    $832,608     $ 90,461
                                      ========      ========      ========       ========     ========    ========     ========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                              FIDELITY INVESTMENTS
                                                --------------------------------------------------------------------------------
                                                       VIP GROWTH              VIP EQUITY INCOME          VIP HIGH INCOME BOND
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1998        1997(b)         1998        1997(b)         1998        1997(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    6,464    $        0    $   26,915    $        0    $  104,824    $        0
  Risk & administrative expense (note 4)......     (36,874)       (3,791)      (47,574)       (7,136)      (28,705)       (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net investment activity.................     (30,410)       (3,791)      (20,659)       (7,136)       76,119        (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................     169,084             0        95,785             0        66,607             0
    Realized gain (loss)......................      32,996         2,373        15,254         3,136       (22,981)       12,995
    Unrealized gain (loss)....................     805,443        37,791       217,112        96,293      (301,337)       29,576
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net gain (loss) on investments..........   1,007,523        40,164       328,151        99,429      (257,711)       42,571
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net increase in contract owners'
           equity from operations.............     977,113        36,373       307,492        92,293      (181,592)       38,454
                                                ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   2,574,916       972,759     3,306,327     1,576,447     1,709,242     1,437,894
    Transfers from fixed & other
      subaccounts.............................     662,152        11,770       668,846        18,945       333,556       137,249
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 3,237,068       984,529     3,975,173     1,595,392     2,042,798     1,575,143
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........      54,773         6,020        71,218         3,913        26,465             0
    Annuity & death benefit payments..........      12,293             0         3,399         5,412           791         5,499
    Transfers to fixed & other subaccounts....     638,827             0       390,802         6,029       125,389       219,773
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                   705,893         6,020       465,419        15,354       152,645       225,272
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions.................   2,531,175       978,509     3,509,754     1,580,038     1,890,153     1,349,871
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net change in contract owners'
           equity.............................   3,508,288     1,014,882     3,817,246     1,672,331     1,708,561     1,388,325
Contract owners' equity:
  Beginning of period.........................   1,014,882             0     1,672,331             0     1,388,325             0
                                                ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................  $4,523,170    $1,014,882    $5,489,577    $1,672,331    $3,096,886    $1,388,325
                                                ==========    ==========    ==========    ==========    ==========    ==========

                                                                JANUS ASPEN SERIES
                                                JP MORGAN    ------------------------
                                                TRUST II
                                                ---------                    INTL.
                                                  SMALL        GROWTH        GROWTH
                                                 COMPANY     SUBACCOUNT    SUBACCOUNT
                                                 1998(c)      1998(c)       1998(c)
                                                ---------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    714     $   1,115     $    1,286
  Risk & administrative expense (note 4)......    (1,554)       (3,888)          (728)
                                                --------     ----------    ----------
      Net investment activity.................      (840)       (2,773)           558
                                                --------     ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................    11,588           139             38
    Realized gain (loss)......................      (689)       46,760         14,859
    Unrealized gain (loss)....................    37,863       319,539            139
                                                --------     ----------    ----------
      Net gain (loss) on investments..........    48,762       366,438         15,036
                                                --------     ----------    ----------
         Net increase in contract owners'
           equity from operations.............    47,922       363,665         15,594
                                                --------     ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   539,440     1,505,041        119,362
    Transfers from fixed & other
      subaccounts.............................    73,249     1,737,064      4,506,289
                                                --------     ----------    ----------
                                                 612,689     3,242,105      4,625,651
                                                --------     ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........       609            61             59
    Annuity & death benefit payments..........       116           185         16,112
    Transfers to fixed & other subaccounts....     3,384     1,188,160      4,399,733
                                                --------     ----------    ----------
                                                   4,109     1,188,406      4,415,904
                                                --------     ----------    ----------
      Net equity transactions.................   608,580     2,053,699        209,747
                                                --------     ----------    ----------
         Net change in contract owners'
           equity.............................   656,502     2,417,364        225,341
Contract owners' equity:
  Beginning of period.........................         0             0              0
                                                --------     ----------    ----------
  End of period...............................  $656,502     $2,417,364    $  225,341
                                                ========     ==========    ==========

---------------

(b) Period from April 1, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                        JANUS ASPEN SERIES
                                                            (CONTINUED)              SALOMON VARIABLE FUND SERIES
                                                      -----------------------    ------------------------------------
                                                          WW                                    TOTAL
                                                        GROWTH      BALANCE       CAPITAL       RETURN     INVESTORS
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       1998(c)      1998(c)       1998(c)      1998(c)      1998(c)
                                                      ----------   ----------    ----------   ----------   ----------
Investment activity:
  Reinvested dividends..............................  $    9,702   $   48,910     $  1,801     $  5,362     $  1,601
  Risk & administrative expense (note 4)............      (7,118)     (10,847)        (402)        (825)      (1,179)
                                                      ----------   ----------     --------     --------     --------
       Net investment activity......................       2,584       38,063        1,399        4,537          422
                                                      ----------   ----------     --------     --------     --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................       2,416        1,137        3,009        1,072            0
     Realized gain (loss)...........................      36,214        8,538          762          829        1,496
     Unrealized gain (loss).........................     186,957      485,789       17,714        4,184       23,307
                                                      ----------   ----------     --------     --------     --------
       Net gain (loss) on investments...............     225,587      495,464       21,485        6,085       24,803
                                                      ----------   ----------     --------     --------     --------
          Net increase in contract owners' equity
            from operations.........................     228,171      533,527       22,884       10,622       25,225
                                                      ----------   ----------     --------     --------     --------
Equity transactions:
  Sales:
     Contract purchase payment......................   1,786,575    2,648,081      233,419      232,678      333,783
     Transfers from fixed & other subaccounts.......   3,425,697    1,383,055       42,434      151,291       36,621
                                                      ----------   ----------     --------     --------     --------
                                                       5,212,272    4,031,136      275,853      383,969      370,404
                                                      ----------   ----------     --------     --------     --------
Redemptions:
  Withdrawals & surrenders (note 5).................      30,747       18,758            0            0          272
  Annuity & death benefit payments..................         252        6,210          107            0          186
  Transfers to fixed & other subaccounts............   2,697,114      294,535            0       19,970        1,999
                                                      ----------   ----------     --------     --------     --------
                                                       2,728,113      319,503          107       19,970        2,457
                                                      ----------   ----------     --------     --------     --------
       Net equity transactions......................   2,484,159    3,711,633      275,746      363,999      367,947
                                                      ----------   ----------     --------     --------     --------
          Net change in contract owners' equity.....   2,712,330    4,245,160      298,630      374,621      393,172
Contract owners' equity:
  Beginning of period...............................           0            0            0            0            0
                                                      ----------   ----------     --------     --------     --------
  End of period.....................................  $2,712,330   $4,245,160     $298,630     $374,621     $393,172
                                                      ==========   ==========     ========     ========     ========


                                                            STRONG VARIABLE ANNUITY FUNDS
                                                      ------------------------------------------
                                                                          SCHAFER
                                                       OPPORTUNITY II     VALUE II    GROWTH II
                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                                          1998(c)         1998(c)      1998(c)
                                                      ----------------   ----------   ----------
Investment activity:
  Reinvested dividends..............................     $    1,436       $   139      $      0
  Risk & administrative expense (note 4)............           (963)         (190)       (1,238)
                                                         ----------       -------      --------
       Net investment activity......................            473           (51)       (1,238)
                                                         ----------       -------      --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................              0             0             0
     Realized gain (loss)...........................         22,907         1,786         1,501
     Unrealized gain (loss).........................         20,918         3,845       102,974
                                                         ----------       -------      --------
       Net gain (loss) on investments...............         43,825         5,631       104,475
                                                         ----------       -------      --------
          Net increase in contract owners' equity
            from operations.........................         44,298         5,580       103,237
                                                         ----------       -------      --------
Equity transactions:
  Sales:
     Contract purchase payment......................        234,597        35,791       360,069
     Transfers from fixed & other subaccounts.......      1,443,032        24,309       158,068
                                                         ----------       -------      --------
                                                          1,677,629        60,100       518,137
                                                         ----------       -------      --------
Redemptions:
  Withdrawals & surrenders (note 5).................              0             0             0
  Annuity & death benefit payments..................         15,648             0             0
  Transfers to fixed & other subaccounts............        930,499        15,411         9,656
                                                         ----------       -------      --------
                                                            946,147        15,411         9,656
                                                         ----------       -------      --------
       Net equity transactions......................        731,482        44,689       508,481
                                                         ----------       -------      --------
          Net change in contract owners' equity.....        775,780        50,269       611,718
Contract owners' equity:
  Beginning of period...............................              0             0             0
                                                         ----------       -------      --------
  End of period.....................................     $  775,780       $50,269      $611,718
                                                         ==========       =======      ========

---------------

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                                                                             GOLDMAN SACHS
                                                                 MORGAN STANLEY UNIVERSAL FUNDS              ----------
                                                        -------------------------------------------------       VIT
                                                          FIXED       US REAL                   EMERGING      GROWTH &
                                                          INCOME       ESTATE       VALUE      MKT. DEBT       INCOME
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)      1998(c)       1998(c)
                                                        ----------   ----------   ----------   ----------    ----------
Investment activity:
  Reinvested dividends................................   $ 14,820     $ 1,946      $  5,516      $  841       $  6,481
  Risk & administrative expense (note 4)..............       (836)       (256)       (1,037)        (14)        (2,219)
                                                         --------     -------      --------      ------       --------
       Net investment activity........................     13,984       1,690         4,479         827          4,262
                                                         --------     -------      --------      ------       --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................      5,226           0         8,977           0              0
     Realized gain (loss).............................         13         (61)        1,409          42         (1,956)
     Unrealized gain (loss)...........................    (15,285)       (491)         (693)       (546)        14,203
                                                         --------     -------      --------      ------       --------
       Net gain (loss) on investments.................    (10,046)       (552)        9,693        (504)        12,247
                                                         --------     -------      --------      ------       --------
          Net increase in contract owners' equity from
            operations................................      3,938       1,138        14,172         323         16,509
                                                         --------     -------      --------      ------       --------
Equity transactions:
  Sales:
     Contract purchase payments.......................    315,893      58,605       264,759       6,757        668,643
     Transfers from fixed & other subaccounts.........    335,255      27,072       146,186         519         92,384
                                                         --------     -------      --------      ------       --------
                                                          651,148      85,677       410,945       7,276        761,027
                                                         --------     -------      --------      ------       --------
Redemptions:
  Withdrawals & surrenders (note 5)...................        253           0             0           0            150
  Annuity & death benefit payments....................         49           0           137           0            150
  Transfers to fixed & other subaccounts..............    112,159         169         2,952           0         29,603
                                                         --------     -------      --------      ------       --------
                                                          112,461         169         3,089           0         29,903
                                                         --------     -------      --------      ------       --------
       Net equity transactions........................    538,687      85,508       407,856       7,276        731,124
                                                         --------     -------      --------      ------       --------
          Net change in contract owners' equity.......    542,625      86,646       422,028       7,599        747,633
Contract owners' equity:
  Beginning of period.................................          0           0             0           0              0
                                                         --------     -------      --------      ------       --------
  End of period.......................................   $542,625     $86,646      $422,028      $7,599       $747,633
                                                         ========     =======      ========      ======       ========

                                                                 GOLDMAN SACHS
                                                        ------------------------------------
                                                           VIT          VIT          VIT
                                                         CORE US       GLOBAL      CAPITAL
                                                          EQUITY       INCOME       GROWTH
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)
                                                        ----------   ----------   ----------
Investment activity:
  Reinvested dividends................................   $  3,505     $ 2,398     $    2,050
  Risk & administrative expense (note 4)..............     (2,745)       (239)        (3,490)
                                                         --------     -------     ----------
       Net investment activity........................        760       2,159         (1,440)
                                                         --------     -------     ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................          0         644              0
     Realized gain (loss).............................      1,045          57          7,124
     Unrealized gain (loss)...........................     79,395      (2,172)       110,809
                                                         --------     -------     ----------
       Net gain (loss) on investments.................     80,440      (1,471)       117,933
                                                         --------     -------     ----------
          Net increase in contract owners' equity from
            operations................................     81,200         688        116,493
                                                         --------     -------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......................    760,740      75,695        781,171
     Transfers from fixed & other subaccounts.........     74,272       6,926        213,959
                                                         --------     -------     ----------
                                                          835,012      82,621        995,130
                                                         --------     -------     ----------
Redemptions:
  Withdrawals & surrenders (note 5)...................        249           0          9,036
  Annuity & death benefit payments....................     24,187           0          3,393
  Transfers to fixed & other subaccounts..............     42,315         766         40,314
                                                         --------     -------     ----------
                                                           66,751         766         52,743
                                                         --------     -------     ----------
       Net equity transactions........................    768,261      81,855        942,387
                                                         --------     -------     ----------
          Net change in contract owners' equity.......    849,461      82,543      1,058,880
Contract owners' equity:
  Beginning of period.................................          0           0              0
                                                         --------     -------     ----------
  End of period.......................................   $849,461     $82,543     $1,058,880
                                                         ========     =======     ==========

---------------

(c) Period from May 1, 1998 date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Montgomery Variable Series Funds III, Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc. and Goldman Sachs Variable Insurance Trust (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
     OHIO NATIONAL FUNDS       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
     -------------------       -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $81,681,801   $19,173,429   $10,179,848   $69,000,855    $53,142,837    $25,765,403    $21,221,932
Number of Shares.............    3,210,454     1,917,343       962,526     4,058,052      3,802,676      1,998,930      1,248,256

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL       STRATEGIC
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS      INCOME
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $5,857,370    $6,644,727    $3,145,247    $18,564,687   $32,891,286   $2,614,705    $ 2,013,934
Number of Shares................     500,585       608,507       324,235      1,420,106     2,537,197      223,219        200,619

                                                 RELATIVE                     EQUITY      HIGH INCOME    SMALL CAP
                                    STELLAR        VALUE       BLUE CHIP      INCOME         BOND         GROWTH
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,354,605    $8,763,355    $  782,347    $   93,238    $  451,524    $  145,994
Number of Shares................     127,465       666,376        81,277         9,469        46,720        16,909

                                  MONTGOMERY    MONTGOMERY                                 FIDELITY      JP MORGAN
                                     ASSET      ASSET SMALL                  FIDELITY         VIP        TRUST II
                                   EMERGING         CAP        FIDELITY     VIP EQUITY       HIGH          SMALL      JANUS ASPEN
                                     MKT.       OPPORTUNITY   VIP GROWTH      INCOME        INCOME        COMPANY       GROWTH
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,084,794    $   80,213    $3,679,936    $5,176,172    $3,368,647    $  618,639    $ 2,097,825
Number of Shares................     109,996         9,748       100,806       215,955       268,594        55,354        102,692

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                         SALOMON
                                            JANUS ASPEN    JANUS ASPEN      JANUS         BROS          SALOMON
                                           INTERNATIONAL    WORLDWIDE       ASPEN       VARIABLE     BROS. VARIABLE
                                              GROWTH         GROWTH       BALANCED       CAPITAL      TOTAL RETURN
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------   -----------   -----------   -----------   --------------
Aggregate Cost...........................     $225,202     $2,525,373    $3,759,371     $280,916        $370,437
Number of Shares.........................       10,594         93,239       188,674       25,811          36,021


                                              SALOMON         STRONG
                                           BROS. VARIABLE   OPPORTUNITY
                                             INVESTORS          II
                                             SUBACCOUNT     SUBACCOUNT
                                           --------------   -----------
Aggregate Cost...........................     $369,865       $754,862
Number of Shares.........................       35,710         35,717

                                                                                                          MORGAN
                                                               MORGAN         MORGAN        MORGAN        STANLEY       GOLDMAN
                                  STRONG                      STANLEY        STANLEY        STANLEY      UNIVERSAL     SACHS VIT
                                  SCHAFER       STRONG       UNIVERSAL     UNIVERSAL US    UNIVERSAL     EMERGING      GROWTH &
                                 VALUE II      GROWTH II    FIXED INCOME   REAL ESTATE       VALUE       MKT DEBT       INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                -----------   -----------   ------------   ------------   -----------   -----------   -----------
Aggregate Cost................   $ 46,424     $  508,744     $  557,910      $ 87,137      $422,721      $  8,145      $733,430
Number of Shares..............      4,987         38,185         50,713         8,841        38,021         1,246        71,544

                                GOLDMAN       GOLDMAN       GOLDMAN
                               SACHS VIT     SACHS VIT     SACHS VIT
                                CORE US       GLOBAL        CAPITAL
                                EQUITY        INCOME        GROWTH
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              -----------   -----------   -----------
Aggregate Cost..............   $770,066     $   84,715    $  948,071
Number of Shares............     74,384          7,998        93,623

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
  Combination...............................................       26,150.9503        139.192132      $ 3,640,007
  Back Load.................................................       18,686.2740         78.143774      $ 1,460,216
  Top I.....................................................      150,434.2110         62.541201      $ 9,408,336
  Top Tradition.............................................    1,469,466.9466         53.820037      $79,086,765
  Top Plus..................................................      755,665.1416         18.458779      $13,948,656
  Investar Vision...........................................       73,097.3122         12.093494      $   884,002
  Top Spectrum..............................................      204,827.9703         12.093494      $ 2,477,086
  Top Explorer..............................................      417,377.5838         12.364737      $ 5,160,764
MONEY MARKET SUBACCOUNT
  VIA.......................................................       15,961.1499         28.352494      $   452,538
  Top I.....................................................       24,711.8234         21.483279      $   530,891
  Top Tradition.............................................      133,824.4986         19.104543      $ 2,556,656
  Top Plus..................................................      298,676.0483         12.321496      $ 3,680,136
  Investar Vision...........................................       11,211.8391         10.796720      $   121,051
  Top Spectrum..............................................      111,469.1501         10.796720      $ 1,203,501
  Top Explorer..............................................      458,755.0389         10.716203      $ 4,916,112
  Oncore Flex...............................................      354,726.2117         10.250770      $ 3,636,217
  Oncore Value..............................................       49,676.1676         10.291475      $   511,241
  Oncore Premier............................................      141,510.6535         10.257518      $ 1,451,548

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BOND SUBACCOUNT
  Top I.....................................................       18,756.0110         31.234606      $   585,837
  Top Tradition.............................................      136,752.2145         28.249407      $ 3,863,169
  Top Plus..................................................      163,496.3173         12.919987      $ 2,112,370
  Investar Vision...........................................       40,793.1412         11.197447      $   456,779
  Top Spectrum..............................................       85,530.4152         11.197447      $   957,722
  Top Explorer..............................................      155,241.5633         11.256655      $ 1,747,501
  Oncore Flex...............................................            0.0000         10.211170      $         0
  Oncore Value..............................................        9,887.4152         10.251716      $   101,363
  Oncore Premier............................................       31,344.6853         10.217891      $   320,277
OMNI SUBACCOUNT
  Top I.....................................................      124,947.5714         40.603031      $ 5,073,250
  Top Tradition.............................................    1,380,276.6861         40.510184      $55,915,263
  Top Plus..................................................      811,017.1342         16.898733      $13,705,162
  Investar Vision...........................................       59,841.0789         11.966933      $   716,114
  Top Spectrum..............................................      240,642.8038         11.966933      $ 2,879,756
  Top Explorer..............................................      670,925.2933         12.100620      $ 8,118,612
  Oncore Flex...............................................            0.0000          9.373686      $         0
  Oncore Value..............................................       28,181.1155          9.410936      $   265,211
  Oncore Premier............................................       19,147.1651          9.379873      $   179,598
INTERNATIONAL SUBACCOUNT
  Top I.....................................................       78,452.3384         17.278635      $ 1,355,549
  Top Tradition.............................................    1,878,181.4332         17.278635      $32,452,412
  Top Plus..................................................      690,871.8461         15.241954      $10,530,237
  Investar Vision...........................................       39,155.7072         10.362585      $   405,754
  Top Spectrum..............................................       81,086.6449         10.362585      $   840,267
  Top Explorer..............................................      318,013.4051         10.120487      $ 3,218,451
  Oncore Flex...............................................            0.0000          9.345821      $         0
  Oncore Value..............................................        2,069.7149          9.382965      $    19,420
  Oncore Premier............................................        5,885.3043          9.351988      $    55,039
CAPITAL APPRECIATION SUBACCOUNT
  Top I.....................................................       23,962.1129         15.538473      $   372,334
  Top Tradition.............................................      606,077.6818         15.538473      $ 9,417,522
  Top Plus..................................................      464,527.7607         17.357724      $ 8,063,145
     Investar Vision........................................       68,408.7734         11.872017      $   812,150
  Top Spectrum..............................................      142,364.2479         11.872017      $ 1,690,151
  Top Explorer..............................................      392,536.8671         11.921997      $ 4,679,823
  Oncore Flex...............................................        6,257.6396          9.830302      $    61,514
  Oncore Value..............................................       12,436.3273          9.869354      $   122,739
  Oncore Premier............................................       56,849.3316          9.836784      $   559,215
SMALL CAP SUBACCOUNT
  Top I.....................................................       27,574.1368         16.668731      $   459,625
  Top Tradition.............................................      665,332.0331         16.668731      $11,090,241
  Top Plus..................................................      369,788.2913         21.836411      $ 8,074,849
  Investar Vision...........................................       76,716.2178         11.836906      $   908,083
  Top Spectrum..............................................       70,073.1752         11.836906      $   829,450
  Top Explorer..............................................      322,152.0037         13.888339      $ 4,474,156

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
GLOBAL CONTRARIAN SUBACCOUNT
  Top Tradition.............................................      113,661.7885         12.697451      $ 1,443,215
  Top Plus..................................................      144,093.4893         13.644341      $ 1,966,061
  Investar Vision...........................................        7,689.4885         11.268548      $    86,649
  Top Spectrum..............................................       20,281.3963         11.268548      $   228,542
  Top Explorer..............................................      150,831.7504         10.991242      $ 1,657,828
AGGRESSIVE GROWTH SUBACCOUNT
  Top Tradition.............................................      200,720.5572         12.422862      $ 2,493,524
  Top Plus..................................................      138,326.7637         15.009251      $ 2,076,181
  Investar Vision...........................................       54,397.5893         11.858619      $   645,080
  Top Spectrum..............................................       38,405.2594         11.858619      $   455,433
  Top Explorer..............................................       84,441.2896         13.192890      $ 1,114,025
CORE GROWTH SUBACCOUNT
  Top Tradition.............................................      138,652.1868         10.318290      $ 1,430,654
  Top Plus..................................................       98,154.1597         10.359066      $ 1,016,785
  Top Explorer..............................................       79,477.5458         12.196537      $   969,351
GROWTH & INCOME SUBACCOUNT
  Top Tradition.............................................      467,062.7422         14.309421      $ 6,683,397
  Top Plus..................................................      314,341.6560         14.365899      $ 4,515,800
  Top Explorer..............................................      520,160.4255         14.465502      $ 7,524,382
  Oncore Flex...............................................        3,516.7603          9.287441      $    32,662
  Oncore Value..............................................        7,213.9052          9.324354      $    67,265
  Oncore Premier............................................       57,454.7090          9.293575      $   533,960
S&P 500 INDEX SUBACCOUNT
  Top Tradition.............................................      684,473.5906         16.757375      $11,469,981
  Top Plus..................................................      486,237.2461         16.823468      $ 8,180,197
  Top Explorer..............................................      756,235.1851         16.308232      $12,332,859
  Investar Vision...........................................       55,052.3431         11.452642      $   630,495
  Top Spectrum..............................................       63,211.2177         11.452642      $   723,935
  Oncore Flex...............................................       14,743.1397         11.131014      $   164,106
  Oncore Value..............................................       70,846.4001         11.175217      $   791,724
  Oncore Premier............................................      162,769.6725         11.138349      $ 1,812,985
SOCIAL AWARENESS SUBACCOUNT
  Top Tradition.............................................       49,168.5293          9.537309      $   468,935
  Top Plus..................................................       48,417.4699          9.574986      $   463,597
  Top Explorer..............................................      101,723.5977         10.140901      $ 1,031,569
STRATEGIC INCOME SUBACCOUNT
  Investar Vision...........................................      133,871.2498         10.425769      $ 1,395,711
  Top Spectrum..............................................       45,931.4048         10.425769      $   478,870
STELLAR SUBACCOUNT
  Investar Vision...........................................      113,671.1592         10.980827      $ 1,248,203
  Top Spectrum..............................................        8,885.3913         10.980827      $    97,569
RELATIVE VALUE SUBACCOUNT
  Investar Vision...........................................      630,488.8962         15.061199      $ 9,495,918
  Top Spectrum..............................................       33,179.1595         15.061199      $   499,718

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BLUE CHIP SUBACCOUNT
  Oncore Flex...............................................        2,507.9476         10.134253      $    25,417
  Oncore Value..............................................       32,060.0222         10.174507      $   326,195
  Oncore Premier............................................       47,253.8600         10.140937      $   479,198
EQUITY INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.488837      $         0
  Oncore Value..............................................          329.6651         10.530500      $     3,471
  Oncore Premier............................................        9,167.8920         10.495750      $    96,224
HIGH INCOME BOND SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.882097      $         0
  Oncore Value..............................................       15,816.8839          9.921342      $   156,925
  Oncore Premier............................................       29,416.3892          9.888612      $   290,887
SMALL CAP GROWTH SUBACCOUNT
  Oncore Flex...............................................        5,017.3301         10.359321      $    51,977
  Oncore Value..............................................        4,359.2743         10.400462      $    45,338
  Oncore Premier............................................        7,682.4385         10.366153      $    79,637
MONTGOMERY ASSET EMERGING MARKET
  Investar Vision...........................................       37,962.2205          6.030274      $   228,923
  Top Spectrum..............................................       13,213.8868          6.030274      $    79,683
  Top Explorer..............................................       72,272.3006          5.657457      $   408,877
  Oncore Flex...............................................            0.0000          6.396804      $         0
  Oncore Value..............................................            0.0000          6.422302      $         0
  Oncore Premier............................................        1,154.3484          6.401040      $     7,389
MONTGOMERY ASSET SMALL CAP OPPORTUNITY
  Oncore Flex...............................................        1,465.6874          9.188061      $    13,467
  Oncore Value..............................................        2,808.2291          9.224569      $    25,905
  Oncore Premier............................................        5,556.7813          9.194116      $    51,090
FIDELITY VIP GROWTH SUBACCOUNT
  Top Explorer..............................................      263,103.2947         17.191614      $ 4,523,170
FIDELITY VIP EQUITY INCOME SUBACCOUNT
  Top Explorer..............................................      398,393.4229         13.779285      $ 5,489,577
FIDELITY VIP HIGH INCOME BOND SUBACCOUNT
  Top Explorer..............................................      280,387.8643         11.045007      $ 3,096,886
JP MORGAN TRUST II SMALL COMPANY SUBACCOUNT
  Oncore Flex...............................................        3,544.0788          8.326677      $    29,510
  Oncore Value..............................................       11,685.5152          8.359794      $    97,689
  Oncore Premier............................................       63,525.2986          8.332170      $   529,304
JANUS ASPEN GROWTH SUBACCOUNT
  Oncore Flex...............................................        7,102.6219         11.550278      $    82,037
  Oncore Value..............................................       59,299.9616         11.596125      $   687,650
  Oncore Premier............................................      142,558.5026         11.557898      $ 1,647,677
JANUS ASPEN INTERNATIONAL GROWTH SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.866798      $         0
  Oncore Value..............................................        3,168.7443          9.905969      $    31,389
  Oncore Premier............................................       19,644.0342          9.873298      $   193,951

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Investar Vision...........................................       52,759.9618         10.308701      $   543,887
  Top Spectrum..............................................       10,721.8067         10.308701      $   110,528
  Oncore Flex...............................................        2,062.7468         10.498008      $    21,655
  Oncore Value..............................................       53,905.3377         10.539673      $   568,145
  Oncore Premier............................................      139,755.1030         10.504917      $ 1,468,116
JANUS ASPEN BALANCED SUBACCOUNT
  Investar Vision...........................................       79,457.8658         11.955678      $   949,973
  Top Spectrum..............................................       63,309.0657         11.955678      $   756,903
  Oncore Flex...............................................       10,515.2557         11.619511      $   122,182
  Oncore Value..............................................       42,914.7797         11.665611      $   500,627
  Oncore Premier............................................      164,741.5646         11.627155      $ 1,915,476
SALOMON BROTHERS VARIABLE CAPITAL SUBACCOUNT
  Oncore Flex...............................................        3,518.1965         10.660198      $    37,505
  Oncore Value..............................................        2,810.4357         10.702534      $    30,079
  Oncore Premier............................................       21,659.4320         10.667226      $   231,046
SALOMON BROTHERS VAR. TOTAL RETURN SUBACCOUNT
  Oncore Flex...............................................        3,756.6195          9.998263      $    37,560
  Oncore Value..............................................        4,957.7277         10.037977      $    49,766
  Oncore Premier............................................       28,715.7024         10.004853      $   287,296
SALOMON BROTHERS VARIABLE INVESTORS SUBACCOUNT
  Oncore Flex...............................................        4,237.0237         10.125357      $    42,901
  Oncore Value..............................................        6,726.7725         10.165569      $    68,381
  Oncore Premier............................................       27,821.5618         10.132029      $   281,889
STRONG OPPORTUNITY II SUBACCOUNT
  Oncore Flex...............................................       42,277.1255          9.534784      $   403,103
  Oncore Value..............................................       10,471.1133          9.572665      $   100,236
  Oncore Premier............................................       28,554.4675          9.541070      $   272,440
STRONG SCHAFER VALUE II SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.386490      $         0
  Oncore Value..............................................        1,864.6521          9.423801      $    17,572
  Oncore Premier............................................        3,481.0608          9.392680      $    32,696
STRONG GROWTH II SUBACCOUNT
  Oncore Flex...............................................            0.0000         11.518881      $         0
  Oncore Value..............................................       10,254.9972         11.564594      $   118,595
  Oncore Premier............................................       42,781.7908         11.526465      $   493,123
MORGAN STANLEY UNIVERSAL FIXED INCOME SUBACCOUNT
  Oncore Flex...............................................        3,924.9967         10.442562      $    40,987
  Oncore Value..............................................        3,904.7020         10.484025      $    40,937
  Oncore Premier............................................       44,088.5946         10.449435      $   460,701
MORGAN STANLEY UNIVERSAL US REAL ESTATE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.935176      $         0
  Oncore Value..............................................            0.0000          8.970704      $         0
  Oncore Premier............................................        9,690.8389          8.941071      $    86,646
MORGAN STANLEY UNIVERSAL VALUE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.793779      $         0
  Oncore Value..............................................        2,408.4800          8.828718      $    21,264
  Oncore Premier............................................       45,543.5858          8.799574      $   400,764

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
MORGAN STANLEY UNIVERSAL EMERGING MKT DEBT SUBACCOUNT
  Oncore Flex...............................................            0.0000          6.715933      $         0
  Oncore Value..............................................            0.0000          6.742711      $         0
  Oncore Premier............................................        1,130.7346          6.720380      $     7,599
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
  Oncore Flex...............................................       10,579.1958          8.842262      $    93,544
  Oncore Value..............................................       24,325.6525          8.877426      $   215,949
  Oncore Premier............................................       49,517.9809          8.848103      $   438,140
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
  Oncore Flex...............................................       13,701.2141         10.178701      $   139,461
  Oncore Value..............................................       21,555.3686         10.219123      $   220,277
  Oncore Premier............................................       48,080.8572         10.185409      $   489,723
GOLDMAN SACHS VIT GLOBAL INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.562975      $         0
  Oncore Value..............................................        1,759.2795         10.604929      $    18,657
  Oncore Premier............................................        6,044.1431         10.569939      $    63,886
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT
  Investar Vision...........................................        9,474.7690         11.582489      $   109,741
  Top Spectrum..............................................       27,170.3186         11.582489      $   314,700
  Oncore Flex...............................................            0.0000         11.183295      $         0
  Oncore Value                                                     15,484.3109         11.227684      $   173,853
  Oncore Premier............................................       41,158.0548         11.190658      $   460,586

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $300,000 during 1998.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

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